Shareholder Report	6 Months Ended	12 Months Ended
	Sep. 01, 2025	Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Columbia Funds Series Trust
Entity Central Index Key		0001097519
Entity Investment Company Type		N-1A
Document Period End Date		Feb. 28, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000029837
Shareholder Report [Line Items]
Fund Name		Columbia Convertible Securities Fund
Class Name		Class A
Trading Symbol		PACIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$123	1.08%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the consumer discretionary sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Bloom Energy, a power generation company, and Eos Energy Enterprises, a battery storage solutions company were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the real estate and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight allocation to the consumer staples sector detracted from relative performance.

Individual holdings | Positions in Rocket Lab USA, an aerospace company, Live Nation Entertainment, an entertainment company, and Coinbase Global, a crypto platform company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Convertible Securities Fund Class A (including sales charges) ($31,706)	Russell 3000® Index ($40,728)	ICE BofA US Convertible Index ($32,767)
02/16	$9,425	$10,000	$10,000
03/16	$9,923	$10,704	$10,464
04/16	$10,104	$10,770	$10,617
05/16	$10,318	$10,963	$10,798
06/16	$10,373	$10,986	$10,844
07/16	$10,845	$11,422	$11,337
08/16	$10,990	$11,451	$11,369
09/16	$11,173	$11,469	$11,497
10/16	$10,945	$11,221	$11,307
11/16	$11,281	$11,723	$11,565
12/16	$11,401	$11,952	$11,739
01/17	$11,741	$12,176	$12,052
02/17	$11,939	$12,629	$12,282
03/17	$11,985	$12,638	$12,360
04/17	$12,101	$12,772	$12,497
05/17	$12,204	$12,903	$12,584
06/17	$12,338	$13,019	$12,664
07/17	$12,650	$13,264	$12,920
08/17	$12,753	$13,290	$12,968
09/17	$12,935	$13,614	$13,142
10/17	$13,085	$13,911	$13,357
11/17	$13,137	$14,334	$13,373
12/17	$13,120	$14,477	$13,347
01/18	$13,581	$15,240	$13,760
02/18	$13,449	$14,678	$13,605
03/18	$13,432	$14,384	$13,667
04/18	$13,393	$14,438	$13,639
05/18	$13,896	$14,846	$14,123
06/18	$13,781	$14,943	$14,182
07/18	$13,921	$15,439	$14,274
08/18	$14,307	$15,981	$14,776
09/18	$14,288	$16,008	$14,739
10/18	$13,446	$14,829	$13,848
11/18	$13,613	$15,126	$14,024
12/18	$12,989	$13,718	$13,367
01/19	$14,069	$14,896	$14,298
02/19	$14,485	$15,419	$14,738
03/19	$14,532	$15,645	$14,738
04/19	$14,978	$16,269	$15,134
05/19	$14,525	$15,216	$14,638
06/19	$15,294	$16,285	$15,306
07/19	$15,456	$16,527	$15,567
08/19	$15,259	$16,190	$15,375
09/19	$15,246	$16,475	$15,330
10/19	$15,409	$16,829	$15,572
11/19	$15,977	$17,469	$16,063
12/19	$16,384	$17,973	$16,462
01/20	$16,849	$17,954	$16,925
02/20	$16,303	$16,484	$16,447
03/20	$14,242	$14,217	$14,220
04/20	$15,758	$16,100	$15,797
05/20	$16,984	$16,961	$16,863
06/20	$17,938	$17,349	$17,654
07/20	$19,245	$18,334	$18,935
08/20	$20,683	$19,662	$20,557
09/20	$20,312	$18,946	$20,113
10/20	$20,197	$18,537	$19,948
11/20	$22,808	$20,792	$22,485
12/20	$24,229	$21,728	$24,070
01/21	$25,028	$21,631	$24,801
02/21	$25,818	$22,307	$25,564
03/21	$24,742	$23,107	$24,760
04/21	$25,405	$24,298	$25,400
05/21	$24,928	$24,409	$24,971
06/21	$25,619	$25,010	$25,731
07/21	$25,304	$25,433	$25,566
08/21	$25,724	$26,159	$26,041
09/21	$25,284	$24,985	$25,605
10/21	$25,914	$26,675	$26,522
11/21	$24,977	$26,269	$25,581
12/21	$25,167	$27,303	$25,597
01/22	$23,347	$25,697	$23,920
02/22	$23,485	$25,049	$23,927
03/22	$23,815	$25,862	$24,213
04/22	$22,029	$23,541	$22,495
05/22	$21,246	$23,509	$21,768
06/22	$19,909	$21,543	$20,424
07/22	$21,093	$23,564	$21,587
08/22	$21,352	$22,684	$21,784
09/22	$19,875	$20,581	$20,482
10/22	$20,481	$22,269	$21,149
11/22	$20,827	$23,431	$21,483
12/22	$20,230	$22,059	$20,808
01/23	$21,470	$23,578	$22,015
02/23	$21,068	$23,027	$21,731
03/23	$21,021	$23,643	$21,588
04/23	$20,736	$23,895	$21,287
05/23	$20,779	$23,988	$21,475
06/23	$21,986	$25,626	$22,588
07/23	$22,494	$26,544	$23,205
08/23	$21,821	$26,032	$22,604
09/23	$21,209	$24,792	$22,017
10/23	$20,076	$24,135	$21,048
11/23	$21,220	$26,385	$22,144
12/23	$22,639	$27,785	$23,486
01/24	$22,483	$28,093	$23,213
02/24	$22,595	$29,613	$23,491
03/24	$23,030	$30,569	$24,037
04/24	$22,333	$29,224	$23,200
05/24	$22,850	$30,604	$23,765
06/24	$23,090	$31,552	$23,986
07/24	$23,508	$32,138	$24,448
08/24	$23,756	$32,838	$24,768
09/24	$24,240	$33,517	$25,249
10/24	$24,228	$33,271	$25,461
11/24	$25,760	$35,484	$27,185
12/24	$24,791	$34,400	$26,102
01/25	$25,567	$35,486	$26,796
02/25	$24,951	$34,806	$26,261
03/25	$24,284	$32,775	$25,543
04/25	$24,341	$32,556	$25,888
05/25	$25,212	$34,619	$26,731
06/25	$26,471	$36,378	$27,811
07/25	$27,254	$37,179	$28,583
08/25	$27,737	$38,039	$29,081
09/25	$29,023	$39,352	$30,199
10/25	$30,224	$40,196	$31,143
11/25	$29,716	$40,306	$30,924
12/25	$29,644	$40,298	$30,795
01/26	$31,359	$40,923	$32,214
02/26	$31,706	$40,728	$32,767

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	27.07	4.19	12.90
Class A (including sales charges)	19.79	2.97	12.23
Russell 3000® Index	17.02	12.80	15.08
ICE BofA US Convertible Index	24.77	5.09	12.60

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,590,544,812
Holdings Count | Holding		118
Advisory Fees Paid, Amount		$ 10,354,758
InvestmentCompanyPortfolioTurnover		212.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,590,544,812
Total number of portfolio holdings	118
Management services fees (represents 0.77% of Fund average net assets)	$10,354,758
Portfolio turnover for the reporting period	212%

Holdings [Text Block]	Asset Categories
Table Summary
Convertible Bonds	78.2%
Convertible Preferred Stocks	18.0%
Money Market Funds	3.4%
Common Stocks	1.8%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lumentum Holdings, Inc. 03/15/2032 0.375%	4.6%
Western Digital Corp. 11/15/2028 3.000%	3.0%
Bloom Energy Corp. 11/15/2030 0.000%	2.6%
Boeing Co. (The) 6.000%	2.5%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.3%
Bank of America Corp. 7.250%	2.3%
NextEra Energy, Inc. 7.234%	1.5%
Ionis Pharmaceuticals, Inc. 12/01/2030 0.000%	1.3%
Akamai Technologies, Inc. 05/15/2033 0.250%	1.3%
Oracle Corp. 6.500%	1.3%

Material Fund Change [Text Block]
C000029839
Shareholder Report [Line Items]
Fund Name		Columbia Convertible Securities Fund
Class Name		Class C
Trading Symbol		PHIKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$207	1.83%

Expenses Paid, Amount		$ 207
Expense Ratio, Percent		1.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the consumer discretionary sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Bloom Energy, a power generation company, and Eos Energy Enterprises, a battery storage solutions company were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the real estate and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight allocation to the consumer staples sector detracted from relative performance.

Individual holdings | Positions in Rocket Lab USA, an aerospace company, Live Nation Entertainment, an entertainment company, and Coinbase Global, a crypto platform company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Convertible Securities Fund Class C (including sales charges) ($31,210)	Russell 3000® Index ($40,728)	ICE BofA US Convertible Index ($32,767)
02/16	$10,000	$10,000	$10,000
03/16	$10,517	$10,704	$10,464
04/16	$10,704	$10,770	$10,617
05/16	$10,924	$10,963	$10,798
06/16	$10,976	$10,986	$10,844
07/16	$11,464	$11,422	$11,337
08/16	$11,617	$11,451	$11,369
09/16	$11,803	$11,469	$11,497
10/16	$11,555	$11,221	$11,307
11/16	$11,897	$11,723	$11,565
12/16	$12,015	$11,952	$11,739
01/17	$12,367	$12,176	$12,052
02/17	$12,570	$12,629	$12,282
03/17	$12,615	$12,638	$12,360
04/17	$12,731	$12,772	$12,497
05/17	$12,826	$12,903	$12,584
06/17	$12,957	$13,019	$12,664
07/17	$13,278	$13,264	$12,920
08/17	$13,374	$13,290	$12,968
09/17	$13,560	$13,614	$13,142
10/17	$13,711	$13,911	$13,357
11/17	$13,760	$14,334	$13,373
12/17	$13,728	$14,477	$13,347
01/18	$14,205	$15,240	$13,760
02/18	$14,053	$14,678	$13,605
03/18	$14,024	$14,384	$13,667
04/18	$13,975	$14,438	$13,639
05/18	$14,495	$14,846	$14,123
06/18	$14,370	$14,943	$14,182
07/18	$14,502	$15,439	$14,274
08/18	$14,892	$15,981	$14,776
09/18	$14,872	$16,008	$14,739
10/18	$13,986	$14,829	$13,848
11/18	$14,147	$15,126	$14,024
12/18	$13,490	$13,718	$13,367
01/19	$14,608	$14,896	$14,298
02/19	$15,026	$15,419	$14,738
03/19	$15,063	$15,645	$14,738
04/19	$15,519	$16,269	$15,134
05/19	$15,041	$15,216	$14,638
06/19	$15,825	$16,285	$15,306
07/19	$15,986	$16,527	$15,567
08/19	$15,767	$16,190	$15,375
09/19	$15,746	$16,475	$15,330
10/19	$15,907	$16,829	$15,572
11/19	$16,481	$17,469	$16,063
12/19	$16,885	$17,973	$16,462
01/20	$17,358	$17,954	$16,925
02/20	$16,786	$16,484	$16,447
03/20	$14,658	$14,217	$14,220
04/20	$16,206	$16,100	$15,797
05/20	$17,455	$16,961	$16,863
06/20	$18,423	$17,349	$17,654
07/20	$19,746	$18,334	$18,935
08/20	$21,218	$19,662	$20,557
09/20	$20,823	$18,946	$20,113
10/20	$20,688	$18,537	$19,948
11/20	$23,348	$20,792	$22,485
12/20	$24,790	$21,728	$24,070
01/21	$25,593	$21,631	$24,801
02/21	$26,387	$22,307	$25,564
03/21	$25,268	$23,107	$24,760
04/21	$25,922	$24,298	$25,400
05/21	$25,433	$24,409	$24,971
06/21	$26,118	$25,010	$25,731
07/21	$25,778	$25,433	$25,566
08/21	$26,190	$26,159	$26,041
09/21	$25,726	$24,985	$25,605
10/21	$26,343	$26,675	$26,522
11/21	$25,378	$26,269	$25,581
12/21	$25,556	$27,303	$25,597
01/22	$23,690	$25,697	$23,920
02/22	$23,811	$25,049	$23,927
03/22	$24,142	$25,862	$24,213
04/22	$22,314	$23,541	$22,495
05/22	$21,507	$23,509	$21,768
06/22	$20,143	$21,543	$20,424
07/22	$21,324	$23,564	$21,587
08/22	$21,576	$22,684	$21,784
09/22	$20,070	$20,581	$20,482
10/22	$20,673	$22,269	$21,149
11/22	$21,002	$23,431	$21,483
12/22	$20,380	$22,059	$20,808
01/23	$21,625	$23,578	$22,015
02/23	$21,206	$23,027	$21,731
03/23	$21,139	$23,643	$21,588
04/23	$20,852	$23,895	$21,287
05/23	$20,885	$23,988	$21,475
06/23	$22,075	$25,626	$22,588
07/23	$22,565	$26,544	$23,205
08/23	$21,875	$26,032	$22,604
09/23	$21,259	$24,792	$22,017
10/23	$20,108	$24,135	$21,048
11/23	$21,237	$26,385	$22,144
12/23	$22,647	$27,785	$23,486
01/24	$22,479	$28,093	$23,213
02/24	$22,568	$29,613	$23,491
03/24	$22,996	$30,569	$24,037
04/24	$22,286	$29,224	$23,200
05/24	$22,793	$30,604	$23,765
06/24	$23,014	$31,552	$23,986
07/24	$23,409	$32,138	$24,448
08/24	$23,647	$32,838	$24,768
09/24	$24,108	$33,517	$25,249
10/24	$24,085	$33,271	$25,461
11/24	$25,594	$35,484	$27,185
12/24	$24,613	$34,400	$26,102
01/25	$25,364	$35,486	$26,796
02/25	$24,750	$34,806	$26,261
03/25	$24,061	$32,775	$25,543
04/25	$24,107	$32,556	$25,888
05/25	$24,951	$34,619	$26,731
06/25	$26,180	$36,378	$27,811
07/25	$26,947	$37,179	$28,583
08/25	$27,404	$38,039	$29,081
09/25	$28,653	$39,352	$30,199
10/25	$29,821	$40,196	$31,143
11/25	$29,294	$40,306	$30,924
12/25	$29,203	$40,298	$30,795
01/26	$30,878	$40,923	$32,214
02/26	$31,210	$40,728	$32,767

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	26.10	3.41	12.05
Class C (including sales charges)	25.10	3.41	12.05
Russell 3000® Index	17.02	12.80	15.08
ICE BofA US Convertible Index	24.77	5.09	12.60

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,590,544,812
Holdings Count | Holding		118
Advisory Fees Paid, Amount		$ 10,354,758
InvestmentCompanyPortfolioTurnover		212.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,590,544,812
Total number of portfolio holdings	118
Management services fees (represents 0.77% of Fund average net assets)	$10,354,758
Portfolio turnover for the reporting period	212%

Holdings [Text Block]	Asset Categories
Table Summary
Convertible Bonds	78.2%
Convertible Preferred Stocks	18.0%
Money Market Funds	3.4%
Common Stocks	1.8%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lumentum Holdings, Inc. 03/15/2032 0.375%	4.6%
Western Digital Corp. 11/15/2028 3.000%	3.0%
Bloom Energy Corp. 11/15/2030 0.000%	2.6%
Boeing Co. (The) 6.000%	2.5%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.3%
Bank of America Corp. 7.250%	2.3%
NextEra Energy, Inc. 7.234%	1.5%
Ionis Pharmaceuticals, Inc. 12/01/2030 0.000%	1.3%
Akamai Technologies, Inc. 05/15/2033 0.250%	1.3%
Oracle Corp. 6.500%	1.3%

Material Fund Change [Text Block]
C000253703
Shareholder Report [Line Items]
Fund Name		Columbia Convertible Securities Fund
Class Name		Class S
Trading Symbol		NCIDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$94	0.83%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the consumer discretionary sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Bloom Energy, a power generation company, and Eos Energy Enterprises, a battery storage solutions company were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the real estate and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight allocation to the consumer staples sector detracted from relative performance.

Individual holdings | Positions in Rocket Lab USA, an aerospace company, Live Nation Entertainment, an entertainment company, and Coinbase Global, a crypto platform company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Convertible Securities Fund Class S ($33,777)	Russell 3000® Index ($40,728)	ICE BofA US Convertible Index ($32,767)
02/16	$10,000	$10,000	$10,000
03/16	$10,528	$10,704	$10,464
04/16	$10,721	$10,770	$10,617
05/16	$10,947	$10,963	$10,798
06/16	$11,007	$10,986	$10,844
07/16	$11,508	$11,422	$11,337
08/16	$11,661	$11,451	$11,369
09/16	$11,855	$11,469	$11,497
10/16	$11,613	$11,221	$11,307
11/16	$11,970	$11,723	$11,565
12/16	$12,097	$11,952	$11,739
01/17	$12,458	$12,176	$12,052
02/17	$12,668	$12,629	$12,282
03/17	$12,716	$12,638	$12,360
04/17	$12,840	$12,772	$12,497
05/17	$12,949	$12,903	$12,584
06/17	$13,091	$13,019	$12,664
07/17	$13,422	$13,264	$12,920
08/17	$13,532	$13,290	$12,968
09/17	$13,724	$13,614	$13,142
10/17	$13,884	$13,911	$13,357
11/17	$13,939	$14,334	$13,373
12/17	$13,921	$14,477	$13,347
01/18	$14,410	$15,240	$13,760
02/18	$14,270	$14,678	$13,605
03/18	$14,252	$14,384	$13,667
04/18	$14,210	$14,438	$13,639
05/18	$14,744	$14,846	$14,123
06/18	$14,623	$14,943	$14,182
07/18	$14,771	$15,439	$14,274
08/18	$15,180	$15,981	$14,776
09/18	$15,160	$16,008	$14,739
10/18	$14,267	$14,829	$13,848
11/18	$14,444	$15,126	$14,024
12/18	$13,782	$13,718	$13,367
01/19	$14,928	$14,896	$14,298
02/19	$15,369	$15,419	$14,738
03/19	$15,420	$15,645	$14,738
04/19	$15,892	$16,269	$15,134
05/19	$15,412	$15,216	$14,638
06/19	$16,227	$16,285	$15,306
07/19	$16,400	$16,527	$15,567
08/19	$16,190	$16,190	$15,375
09/19	$16,177	$16,475	$15,330
10/19	$16,350	$16,829	$15,572
11/19	$16,952	$17,469	$16,063
12/19	$17,384	$17,973	$16,462
01/20	$17,877	$17,954	$16,925
02/20	$17,298	$16,484	$16,447
03/20	$15,112	$14,217	$14,220
04/20	$16,720	$16,100	$15,797
05/20	$18,020	$16,961	$16,863
06/20	$19,033	$17,349	$17,654
07/20	$20,420	$18,334	$18,935
08/20	$21,945	$19,662	$20,557
09/20	$21,552	$18,946	$20,113
10/20	$21,430	$18,537	$19,948
11/20	$24,201	$20,792	$22,485
12/20	$25,708	$21,728	$24,070
01/21	$26,556	$21,631	$24,801
02/21	$27,394	$22,307	$25,564
03/21	$26,252	$23,107	$24,760
04/21	$26,956	$24,298	$25,400
05/21	$26,450	$24,409	$24,971
06/21	$27,183	$25,010	$25,731
07/21	$26,849	$25,433	$25,566
08/21	$27,294	$26,159	$26,041
09/21	$26,827	$24,985	$25,605
10/21	$27,496	$26,675	$26,522
11/21	$26,502	$26,269	$25,581
12/21	$26,703	$27,303	$25,597
01/22	$24,772	$25,697	$23,920
02/22	$24,919	$25,049	$23,927
03/22	$25,269	$25,862	$24,213
04/22	$23,374	$23,541	$22,495
05/22	$22,543	$23,509	$21,768
06/22	$21,124	$21,543	$20,424
07/22	$22,381	$23,564	$21,587
08/22	$22,655	$22,684	$21,784
09/22	$21,089	$20,581	$20,482
10/22	$21,731	$22,269	$21,149
11/22	$22,098	$23,431	$21,483
12/22	$21,465	$22,059	$20,808
01/23	$22,781	$23,578	$22,015
02/23	$22,354	$23,027	$21,731
03/23	$22,304	$23,643	$21,588
04/23	$22,001	$23,895	$21,287
05/23	$22,048	$23,988	$21,475
06/23	$23,329	$25,626	$22,588
07/23	$23,868	$26,544	$23,205
08/23	$23,153	$26,032	$22,604
09/23	$22,504	$24,792	$22,017
10/23	$21,302	$24,135	$21,048
11/23	$22,515	$26,385	$22,144
12/23	$24,021	$27,785	$23,486
01/24	$23,855	$28,093	$23,213
02/24	$23,974	$29,613	$23,491
03/24	$24,436	$30,569	$24,037
04/24	$23,697	$29,224	$23,200
05/24	$24,245	$30,604	$23,765
06/24	$24,500	$31,552	$23,986
07/24	$24,943	$32,138	$24,448
08/24	$25,207	$32,838	$24,768
09/24	$25,720	$33,517	$25,249
10/24	$25,720	$33,271	$25,461
11/24	$27,354	$35,484	$27,185
12/24	$26,331	$34,400	$26,102
01/25	$27,165	$35,486	$26,796
02/25	$26,512	$34,806	$26,261
03/25	$25,809	$32,775	$25,543
04/25	$25,882	$32,556	$25,888
05/25	$26,805	$34,619	$26,731
06/25	$28,145	$36,378	$27,811
07/25	$28,988	$37,179	$28,583
08/25	$29,513	$38,039	$29,081
09/25	$30,883	$39,352	$30,199
10/25	$32,170	$40,196	$31,143
11/25	$31,631	$40,306	$30,924
12/25	$31,562	$40,298	$30,795
01/26	$33,395	$40,923	$32,214
02/26	$33,777	$40,728	$32,767

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	27.40	4.28	12.94
Russell 3000® Index	17.02	12.80	15.08
ICE BofA US Convertible Index	24.77	5.09	12.60

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,590,544,812
Holdings Count | Holding		118
Advisory Fees Paid, Amount		$ 10,354,758
InvestmentCompanyPortfolioTurnover		212.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,590,544,812
Total number of portfolio holdings	118
Management services fees (represents 0.77% of Fund average net assets)	$10,354,758
Portfolio turnover for the reporting period	212%

Holdings [Text Block]	Asset Categories
Table Summary
Convertible Bonds	78.2%
Convertible Preferred Stocks	18.0%
Money Market Funds	3.4%
Common Stocks	1.8%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lumentum Holdings, Inc. 03/15/2032 0.375%	4.6%
Western Digital Corp. 11/15/2028 3.000%	3.0%
Bloom Energy Corp. 11/15/2030 0.000%	2.6%
Boeing Co. (The) 6.000%	2.5%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.3%
Bank of America Corp. 7.250%	2.3%
NextEra Energy, Inc. 7.234%	1.5%
Ionis Pharmaceuticals, Inc. 12/01/2030 0.000%	1.3%
Akamai Technologies, Inc. 05/15/2033 0.250%	1.3%
Oracle Corp. 6.500%	1.3%

Material Fund Change [Text Block]
C000122575
Shareholder Report [Line Items]
Fund Name		Columbia Convertible Securities Fund
Class Name		Institutional 2 Class
Trading Symbol		COCRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$90	0.79%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the consumer discretionary sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Bloom Energy, a power generation company, and Eos Energy Enterprises, a battery storage solutions company were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the real estate and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight allocation to the consumer staples sector detracted from relative performance.

Individual holdings | Positions in Rocket Lab USA, an aerospace company, Live Nation Entertainment, an entertainment company, and Coinbase Global, a crypto platform company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Convertible Securities Fund Institutional 2 Class ($34,700)	Russell 3000® Index ($40,728)	ICE BofA US Convertible Index ($32,767)
02/16	$10,000	$10,000	$10,000
03/16	$10,526	$10,704	$10,464
04/16	$10,724	$10,770	$10,617
05/16	$10,955	$10,963	$10,798
06/16	$11,017	$10,986	$10,844
07/16	$11,521	$11,422	$11,337
08/16	$11,680	$11,451	$11,369
09/16	$11,876	$11,469	$11,497
10/16	$11,643	$11,221	$11,307
11/16	$11,997	$11,723	$11,565
12/16	$12,127	$11,952	$11,739
01/17	$12,492	$12,176	$12,052
02/17	$12,708	$12,629	$12,282
03/17	$12,760	$12,638	$12,360
04/17	$12,889	$12,772	$12,497
05/17	$13,005	$12,903	$12,584
06/17	$13,144	$13,019	$12,664
07/17	$13,487	$13,264	$12,920
08/17	$13,597	$13,290	$12,968
09/17	$13,792	$13,614	$13,142
10/17	$13,965	$13,911	$13,357
11/17	$14,021	$14,334	$13,373
12/17	$14,007	$14,477	$13,347
01/18	$14,502	$15,240	$13,760
02/18	$14,363	$14,678	$13,605
03/18	$14,349	$14,384	$13,667
04/18	$14,307	$14,438	$13,639
05/18	$14,854	$14,846	$14,123
06/18	$14,737	$14,943	$14,182
07/18	$14,892	$15,439	$14,274
08/18	$15,301	$15,981	$14,776
09/18	$15,286	$16,008	$14,739
10/18	$14,393	$14,829	$13,848
11/18	$14,570	$15,126	$14,024
12/18	$13,905	$13,718	$13,367
01/19	$15,073	$14,896	$14,298
02/19	$15,521	$15,419	$14,738
03/19	$15,577	$15,645	$14,738
04/19	$16,057	$16,269	$15,134
05/19	$15,577	$15,216	$14,638
06/19	$16,406	$16,285	$15,306
07/19	$16,586	$16,527	$15,567
08/19	$16,376	$16,190	$15,375
09/19	$16,368	$16,475	$15,330
10/19	$16,549	$16,829	$15,572
11/19	$17,160	$17,469	$16,063
12/19	$17,599	$17,973	$16,462
01/20	$18,109	$17,954	$16,925
02/20	$17,520	$16,484	$16,447
03/20	$15,312	$14,217	$14,220
04/20	$16,950	$16,100	$15,797
05/20	$18,271	$16,961	$16,863
06/20	$19,301	$17,349	$17,654
07/20	$20,710	$18,334	$18,935
08/20	$22,266	$19,662	$20,557
09/20	$21,872	$18,946	$20,113
10/20	$21,749	$18,537	$19,948
11/20	$24,566	$20,792	$22,485
12/20	$26,109	$21,728	$24,070
01/21	$26,978	$21,631	$24,801
02/21	$27,838	$22,307	$25,564
03/21	$26,686	$23,107	$24,760
04/21	$27,402	$24,298	$25,400
05/21	$26,901	$24,409	$24,971
06/21	$27,651	$25,010	$25,731
07/21	$27,315	$25,433	$25,566
08/21	$27,772	$26,159	$26,041
09/21	$27,314	$24,985	$25,605
10/21	$27,997	$26,675	$26,522
11/21	$26,997	$26,269	$25,581
12/21	$27,204	$27,303	$25,597
01/22	$25,240	$25,697	$23,920
02/22	$25,398	$25,049	$23,927
03/22	$25,769	$25,862	$24,213
04/22	$23,841	$23,541	$22,495
05/22	$22,993	$23,509	$21,768
06/22	$21,551	$21,543	$20,424
07/22	$22,839	$23,564	$21,587
08/22	$23,127	$22,684	$21,784
09/22	$21,533	$20,581	$20,482
10/22	$22,203	$22,269	$21,149
11/22	$22,572	$23,431	$21,483
12/22	$21,928	$22,059	$20,808
01/23	$23,290	$23,578	$22,015
02/23	$22,859	$23,027	$21,731
03/23	$22,803	$23,643	$21,588
04/23	$22,509	$23,895	$21,287
05/23	$22,556	$23,988	$21,475
06/23	$23,877	$25,626	$22,588
07/23	$24,433	$26,544	$23,205
08/23	$23,700	$26,032	$22,604
09/23	$23,050	$24,792	$22,017
10/23	$21,825	$24,135	$21,048
11/23	$23,074	$26,385	$22,144
12/23	$24,625	$27,785	$23,486
01/24	$24,457	$28,093	$23,213
02/24	$24,577	$29,613	$23,491
03/24	$25,074	$30,569	$24,037
04/24	$24,315	$29,224	$23,200
05/24	$24,881	$30,604	$23,765
06/24	$25,145	$31,552	$23,986
07/24	$25,605	$32,138	$24,448
08/24	$25,884	$32,838	$24,768
09/24	$26,422	$33,517	$25,249
10/24	$26,410	$33,271	$25,461
11/24	$28,092	$35,484	$27,185
12/24	$27,033	$34,400	$26,102
01/25	$27,891	$35,486	$26,796
02/25	$27,229	$34,806	$26,261
03/25	$26,507	$32,775	$25,543
04/25	$26,581	$32,556	$25,888
05/25	$27,530	$34,619	$26,731
06/25	$28,905	$36,378	$27,811
07/25	$29,784	$37,179	$28,583
08/25	$30,317	$38,039	$29,081
09/25	$31,735	$39,352	$30,199
10/25	$33,054	$40,196	$31,143
11/25	$32,494	$40,306	$30,924
12/25	$32,427	$40,298	$30,795
01/26	$34,313	$40,923	$32,214
02/26	$34,700	$40,728	$32,767

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	27.44	4.50	13.25
Russell 3000® Index	17.02	12.80	15.08
ICE BofA US Convertible Index	24.77	5.09	12.60

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,590,544,812
Holdings Count | Holding		118
Advisory Fees Paid, Amount		$ 10,354,758
InvestmentCompanyPortfolioTurnover		212.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,590,544,812
Total number of portfolio holdings	118
Management services fees (represents 0.77% of Fund average net assets)	$10,354,758
Portfolio turnover for the reporting period	212%

Holdings [Text Block]	Asset Categories
Table Summary
Convertible Bonds	78.2%
Convertible Preferred Stocks	18.0%
Money Market Funds	3.4%
Common Stocks	1.8%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lumentum Holdings, Inc. 03/15/2032 0.375%	4.6%
Western Digital Corp. 11/15/2028 3.000%	3.0%
Bloom Energy Corp. 11/15/2030 0.000%	2.6%
Boeing Co. (The) 6.000%	2.5%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.3%
Bank of America Corp. 7.250%	2.3%
NextEra Energy, Inc. 7.234%	1.5%
Ionis Pharmaceuticals, Inc. 12/01/2030 0.000%	1.3%
Akamai Technologies, Inc. 05/15/2033 0.250%	1.3%
Oracle Corp. 6.500%	1.3%

Material Fund Change [Text Block]
C000149202
Shareholder Report [Line Items]
Fund Name		Columbia Convertible Securities Fund
Class Name		Institutional 3 Class
Trading Symbol		CSFYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$84	0.74%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the consumer discretionary sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Bloom Energy, a power generation company, and Eos Energy Enterprises, a battery storage solutions company were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the real estate and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight allocation to the consumer staples sector detracted from relative performance.

Individual holdings | Positions in Rocket Lab USA, an aerospace company, Live Nation Entertainment, an entertainment company, and Coinbase Global, a crypto platform company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Convertible Securities Fund Institutional 3 Class ($34,871)	Russell 3000® Index ($40,728)	ICE BofA US Convertible Index ($32,767)
02/16	$10,000	$10,000	$10,000
03/16	$10,530	$10,704	$10,464
04/16	$10,727	$10,770	$10,617
05/16	$10,956	$10,963	$10,798
06/16	$11,018	$10,986	$10,844
07/16	$11,519	$11,422	$11,337
08/16	$11,684	$11,451	$11,369
09/16	$11,880	$11,469	$11,497
10/16	$11,641	$11,221	$11,307
11/16	$11,999	$11,723	$11,565
12/16	$12,130	$11,952	$11,739
01/17	$12,499	$12,176	$12,052
02/17	$12,714	$12,629	$12,282
03/17	$12,767	$12,638	$12,360
04/17	$12,896	$12,772	$12,497
05/17	$13,011	$12,903	$12,584
06/17	$13,157	$13,019	$12,664
07/17	$13,497	$13,264	$12,920
08/17	$13,606	$13,290	$12,968
09/17	$13,803	$13,614	$13,142
10/17	$13,974	$13,911	$13,357
11/17	$14,029	$14,334	$13,373
12/17	$14,017	$14,477	$13,347
01/18	$14,516	$15,240	$13,760
02/18	$14,371	$14,678	$13,605
03/18	$14,359	$14,384	$13,667
04/18	$14,317	$14,438	$13,639
05/18	$14,867	$14,846	$14,123
06/18	$14,753	$14,943	$14,182
07/18	$14,907	$15,439	$14,274
08/18	$15,320	$15,981	$14,776
09/18	$15,308	$16,008	$14,739
10/18	$14,413	$14,829	$13,848
11/18	$14,589	$15,126	$14,024
12/18	$13,923	$13,718	$13,367
01/19	$15,091	$14,896	$14,298
02/19	$15,536	$15,419	$14,738
03/19	$15,593	$15,645	$14,738
04/19	$16,077	$16,269	$15,134
05/19	$15,600	$15,216	$14,638
06/19	$16,426	$16,285	$15,306
07/19	$16,612	$16,527	$15,567
08/19	$16,396	$16,190	$15,375
09/19	$16,390	$16,475	$15,330
10/19	$16,570	$16,829	$15,572
11/19	$17,185	$17,469	$16,063
12/19	$17,630	$17,973	$16,462
01/20	$18,137	$17,954	$16,925
02/20	$17,552	$16,484	$16,447
03/20	$15,344	$14,217	$14,220
04/20	$16,979	$16,100	$15,797
05/20	$18,300	$16,961	$16,863
06/20	$19,332	$17,349	$17,654
07/20	$20,748	$18,334	$18,935
08/20	$22,310	$19,662	$20,557
09/20	$21,913	$18,946	$20,113
10/20	$21,790	$18,537	$19,948
11/20	$24,621	$20,792	$22,485
12/20	$26,164	$21,728	$24,070
01/21	$27,027	$21,631	$24,801
02/21	$27,898	$22,307	$25,564
03/21	$26,739	$23,107	$24,760
04/21	$27,459	$24,298	$25,400
05/21	$26,962	$24,409	$24,971
06/21	$27,709	$25,010	$25,731
07/21	$27,385	$25,433	$25,566
08/21	$27,838	$26,159	$26,041
09/21	$27,377	$24,985	$25,605
10/21	$28,064	$26,675	$26,522
11/21	$27,053	$26,269	$25,581
12/21	$27,271	$27,303	$25,597
01/22	$25,303	$25,697	$23,920
02/22	$25,460	$25,049	$23,927
03/22	$25,830	$25,862	$24,213
04/22	$23,897	$23,541	$22,495
05/22	$23,057	$23,509	$21,768
06/22	$21,609	$21,543	$20,424
07/22	$22,896	$23,564	$21,587
08/22	$23,192	$22,684	$21,784
09/22	$21,593	$20,581	$20,482
10/22	$22,268	$22,269	$21,149
11/22	$22,634	$23,431	$21,483
12/22	$21,998	$22,059	$20,808
01/23	$23,358	$23,578	$22,015
02/23	$22,932	$23,027	$21,731
03/23	$22,878	$23,643	$21,588
04/23	$22,576	$23,895	$21,287
05/23	$22,634	$23,988	$21,475
06/23	$23,956	$25,626	$22,588
07/23	$24,507	$26,544	$23,205
08/23	$23,781	$26,032	$22,604
09/23	$23,116	$24,792	$22,017
10/23	$21,902	$24,135	$21,048
11/23	$23,152	$26,385	$22,144
12/23	$24,702	$27,785	$23,486
01/24	$24,536	$28,093	$23,213
02/24	$24,667	$29,613	$23,491
03/24	$25,162	$30,569	$24,037
04/24	$24,410	$29,224	$23,200
05/24	$24,971	$30,604	$23,765
06/24	$25,235	$31,552	$23,986
07/24	$25,704	$32,138	$24,448
08/24	$25,980	$32,838	$24,768
09/24	$26,516	$33,517	$25,249
10/24	$26,516	$33,271	$25,461
11/24	$28,195	$35,484	$27,185
12/24	$27,149	$34,400	$26,102
01/25	$27,999	$35,486	$26,796
02/25	$27,343	$34,806	$26,261
03/25	$26,619	$32,775	$25,543
04/25	$26,692	$32,556	$25,888
05/25	$27,644	$34,619	$26,731
06/25	$29,034	$36,378	$27,811
07/25	$29,906	$37,179	$28,583
08/25	$30,446	$38,039	$29,081
09/25	$31,867	$39,352	$30,199
10/25	$33,199	$40,196	$31,143
11/25	$32,644	$40,306	$30,924
12/25	$32,569	$40,298	$30,795
01/26	$34,463	$40,923	$32,214
02/26	$34,871	$40,728	$32,767

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	27.53	4.56	13.30
Russell 3000® Index	17.02	12.80	15.08
ICE BofA US Convertible Index	24.77	5.09	12.60

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,590,544,812
Holdings Count | Holding		118
Advisory Fees Paid, Amount		$ 10,354,758
InvestmentCompanyPortfolioTurnover		212.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,590,544,812
Total number of portfolio holdings	118
Management services fees (represents 0.77% of Fund average net assets)	$10,354,758
Portfolio turnover for the reporting period	212%

Holdings [Text Block]	Asset Categories
Table Summary
Convertible Bonds	78.2%
Convertible Preferred Stocks	18.0%
Money Market Funds	3.4%
Common Stocks	1.8%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lumentum Holdings, Inc. 03/15/2032 0.375%	4.6%
Western Digital Corp. 11/15/2028 3.000%	3.0%
Bloom Energy Corp. 11/15/2030 0.000%	2.6%
Boeing Co. (The) 6.000%	2.5%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.3%
Bank of America Corp. 7.250%	2.3%
NextEra Energy, Inc. 7.234%	1.5%
Ionis Pharmaceuticals, Inc. 12/01/2030 0.000%	1.3%
Akamai Technologies, Inc. 05/15/2033 0.250%	1.3%
Oracle Corp. 6.500%	1.3%

Material Fund Change [Text Block]
C000029840
Shareholder Report [Line Items]
Fund Name		Columbia Convertible Securities Fund
Class Name		Institutional Class
Trading Symbol		NCIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$94	0.83%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the consumer discretionary sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Bloom Energy, a power generation company, and Eos Energy Enterprises, a battery storage solutions company were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the real estate and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight allocation to the consumer staples sector detracted from relative performance.

Individual holdings | Positions in Rocket Lab USA, an aerospace company, Live Nation Entertainment, an entertainment company, and Coinbase Global, a crypto platform company, were among the top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Convertible Securities Fund Institutional Class ($34,488)	Russell 3000® Index ($40,728)	ICE BofA US Convertible Index ($32,767)
02/16	$10,000	$10,000	$10,000
03/16	$10,527	$10,704	$10,464
04/16	$10,720	$10,770	$10,617
05/16	$10,946	$10,963	$10,798
06/16	$11,011	$10,986	$10,844
07/16	$11,512	$11,422	$11,337
08/16	$11,672	$11,451	$11,369
09/16	$11,867	$11,469	$11,497
10/16	$11,631	$11,221	$11,307
11/16	$11,981	$11,723	$11,565
12/16	$12,116	$11,952	$11,739
01/17	$12,483	$12,176	$12,052
02/17	$12,694	$12,629	$12,282
03/17	$12,743	$12,638	$12,360
04/17	$12,873	$12,772	$12,497
05/17	$12,983	$12,903	$12,584
06/17	$13,126	$13,019	$12,664
07/17	$13,464	$13,264	$12,920
08/17	$13,575	$13,290	$12,968
09/17	$13,776	$13,614	$13,142
10/17	$13,943	$13,911	$13,357
11/17	$13,999	$14,334	$13,373
12/17	$13,982	$14,477	$13,347
01/18	$14,473	$15,240	$13,760
02/18	$14,332	$14,678	$13,605
03/18	$14,316	$14,384	$13,667
04/18	$14,281	$14,438	$13,639
05/18	$14,816	$14,846	$14,123
06/18	$14,704	$14,943	$14,182
07/18	$14,859	$15,439	$14,274
08/18	$15,270	$15,981	$14,776
09/18	$15,253	$16,008	$14,739
10/18	$14,362	$14,829	$13,848
11/18	$14,533	$15,126	$14,024
12/18	$13,869	$13,718	$13,367
01/19	$15,036	$14,896	$14,298
02/19	$15,479	$15,419	$14,738
03/19	$15,532	$15,645	$14,738
04/19	$16,007	$16,269	$15,134
05/19	$15,532	$15,216	$14,638
06/19	$16,355	$16,285	$15,306
07/19	$16,536	$16,527	$15,567
08/19	$16,324	$16,190	$15,375
09/19	$16,314	$16,475	$15,330
10/19	$16,496	$16,829	$15,572
11/19	$17,103	$17,469	$16,063
12/19	$17,541	$17,973	$16,462
01/20	$18,046	$17,954	$16,925
02/20	$17,462	$16,484	$16,447
03/20	$15,263	$14,217	$14,220
04/20	$16,893	$16,100	$15,797
05/20	$18,205	$16,961	$16,863
06/20	$19,228	$17,349	$17,654
07/20	$20,636	$18,334	$18,935
08/20	$22,192	$19,662	$20,557
09/20	$21,792	$18,946	$20,113
10/20	$21,668	$18,537	$19,948
11/20	$24,474	$20,792	$22,485
12/20	$26,011	$21,728	$24,070
01/21	$26,867	$21,631	$24,801
02/21	$27,732	$22,307	$25,564
03/21	$26,577	$23,107	$24,760
04/21	$27,288	$24,298	$25,400
05/21	$26,794	$24,409	$24,971
06/21	$27,535	$25,010	$25,731
07/21	$27,207	$25,433	$25,566
08/21	$27,657	$26,159	$26,041
09/21	$27,202	$24,985	$25,605
10/21	$27,878	$26,675	$26,522
11/21	$26,873	$26,269	$25,581
12/21	$27,086	$27,303	$25,597
01/22	$25,131	$25,697	$23,920
02/22	$25,279	$25,049	$23,927
03/22	$25,649	$25,862	$24,213
04/22	$23,730	$23,541	$22,495
05/22	$22,888	$23,509	$21,768
06/22	$21,444	$21,543	$20,424
07/22	$22,729	$23,564	$21,587
08/22	$23,019	$22,684	$21,784
09/22	$21,422	$20,581	$20,482
10/22	$22,096	$22,269	$21,149
11/22	$22,457	$23,431	$21,483
12/22	$21,816	$22,059	$20,808
01/23	$23,164	$23,578	$22,015
02/23	$22,742	$23,027	$21,731
03/23	$22,694	$23,643	$21,588
04/23	$22,399	$23,895	$21,287
05/23	$22,446	$23,988	$21,475
06/23	$23,749	$25,626	$22,588
07/23	$24,297	$26,544	$23,205
08/23	$23,582	$26,032	$22,604
09/23	$22,926	$24,792	$22,017
10/23	$21,704	$24,135	$21,048
11/23	$22,950	$26,385	$22,144
12/23	$24,483	$27,785	$23,486
01/24	$24,327	$28,093	$23,213
02/24	$24,447	$29,613	$23,491
03/24	$24,933	$30,569	$24,037
04/24	$24,180	$29,224	$23,200
05/24	$24,739	$30,604	$23,765
06/24	$25,001	$31,552	$23,986
07/24	$25,465	$32,138	$24,448
08/24	$25,733	$32,838	$24,768
09/24	$26,260	$33,517	$25,249
10/24	$26,260	$33,271	$25,461
11/24	$27,929	$35,484	$27,185
12/24	$26,885	$34,400	$26,102
01/25	$27,724	$35,486	$26,796
02/25	$27,070	$34,806	$26,261
03/25	$26,352	$32,775	$25,543
04/25	$26,427	$32,556	$25,888
05/25	$27,369	$34,619	$26,731
06/25	$28,738	$36,378	$27,811
07/25	$29,598	$37,179	$28,583
08/25	$30,134	$38,039	$29,081
09/25	$31,533	$39,352	$30,199
10/25	$32,847	$40,196	$31,143
11/25	$32,297	$40,306	$30,924
12/25	$32,226	$40,298	$30,795
01/26	$34,086	$40,923	$32,214
02/26	$34,488	$40,728	$32,767

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	27.40	4.46	13.18
Russell 3000® Index	17.02	12.80	15.08
ICE BofA US Convertible Index	24.77	5.09	12.60

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,590,544,812
Holdings Count | Holding		118
Advisory Fees Paid, Amount		$ 10,354,758
InvestmentCompanyPortfolioTurnover		212.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,590,544,812
Total number of portfolio holdings	118
Management services fees (represents 0.77% of Fund average net assets)	$10,354,758
Portfolio turnover for the reporting period	212%

Holdings [Text Block]	Asset Categories
Table Summary
Convertible Bonds	78.2%
Convertible Preferred Stocks	18.0%
Money Market Funds	3.4%
Common Stocks	1.8%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lumentum Holdings, Inc. 03/15/2032 0.375%	4.6%
Western Digital Corp. 11/15/2028 3.000%	3.0%
Bloom Energy Corp. 11/15/2030 0.000%	2.6%
Boeing Co. (The) 6.000%	2.5%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.3%
Bank of America Corp. 7.250%	2.3%
NextEra Energy, Inc. 7.234%	1.5%
Ionis Pharmaceuticals, Inc. 12/01/2030 0.000%	1.3%
Akamai Technologies, Inc. 05/15/2033 0.250%	1.3%
Oracle Corp. 6.500%	1.3%

Material Fund Change [Text Block]
C000029865
Shareholder Report [Line Items]
Fund Name		Columbia Cornerstone Equity Fund
Class Name		Class A
Trading Symbol		NSGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$95	0.90%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom, Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Equity Fund Class A (including sales charges) ($36,486)	S&P 500® Index ($42,249)
02/16	$9,427	$10,000
03/16	$10,009	$10,678
04/16	$10,078	$10,720
05/16	$10,269	$10,912
06/16	$10,186	$10,941
07/16	$10,551	$11,344
08/16	$10,603	$11,360
09/16	$10,673	$11,362
10/16	$10,499	$11,155
11/16	$10,821	$11,568
12/16	$10,993	$11,797
01/17	$11,188	$12,020
02/17	$11,657	$12,498
03/17	$11,719	$12,512
04/17	$11,958	$12,641
05/17	$12,224	$12,818
06/17	$12,219	$12,898
07/17	$12,487	$13,164
08/17	$12,621	$13,204
09/17	$12,844	$13,476
10/17	$13,220	$13,791
11/17	$13,568	$14,214
12/17	$13,651	$14,372
01/18	$14,408	$15,195
02/18	$13,856	$14,635
03/18	$13,501	$14,263
04/18	$13,492	$14,317
05/18	$13,791	$14,662
06/18	$13,881	$14,753
07/18	$14,447	$15,302
08/18	$14,857	$15,800
09/18	$14,954	$15,890
10/18	$13,861	$14,804
11/18	$14,115	$15,106
12/18	$12,864	$13,742
01/19	$13,945	$14,843
02/19	$14,356	$15,320
03/19	$14,562	$15,617
04/19	$15,262	$16,250
05/19	$14,181	$15,217
06/19	$15,201	$16,289
07/19	$15,424	$16,523
08/19	$14,956	$16,262
09/19	$15,222	$16,566
10/19	$15,456	$16,925
11/19	$16,009	$17,539
12/19	$16,520	$18,069
01/20	$16,694	$18,061
02/20	$15,404	$16,575
03/20	$13,617	$14,527
04/20	$15,372	$16,390
05/20	$16,033	$17,170
06/20	$16,422	$17,512
07/20	$17,241	$18,499
08/20	$18,430	$19,829
09/20	$17,690	$19,076
10/20	$17,118	$18,568
11/20	$18,946	$20,601
12/20	$19,714	$21,393
01/21	$19,527	$21,177
02/21	$20,133	$21,761
03/21	$21,217	$22,714
04/21	$22,370	$23,926
05/21	$22,557	$24,093
06/21	$23,053	$24,656
07/21	$23,449	$25,241
08/21	$24,216	$26,009
09/21	$22,850	$24,799
10/21	$24,600	$26,537
11/21	$24,324	$26,353
12/21	$25,531	$27,534
01/22	$24,278	$26,109
02/22	$23,564	$25,327
03/22	$24,228	$26,268
04/22	$22,086	$23,977
05/22	$22,023	$24,021
06/22	$20,311	$22,038
07/22	$21,922	$24,070
08/22	$21,182	$23,089
09/22	$19,214	$20,962
10/22	$20,746	$22,659
11/22	$21,816	$23,926
12/22	$20,530	$22,547
01/23	$21,778	$23,964
02/23	$21,234	$23,379
03/23	$22,097	$24,238
04/23	$22,575	$24,616
05/23	$22,987	$24,723
06/23	$24,499	$26,357
07/23	$25,132	$27,203
08/23	$24,863	$26,770
09/23	$23,502	$25,494
10/23	$23,165	$24,958
11/23	$25,253	$27,237
12/23	$26,270	$28,474
01/24	$26,952	$28,953
02/24	$28,024	$30,499
03/24	$28,818	$31,480
04/24	$27,788	$30,194
05/24	$29,333	$31,692
06/24	$30,602	$32,829
07/24	$30,429	$33,228
08/24	$31,218	$34,034
09/24	$31,520	$34,761
10/24	$31,204	$34,446
11/24	$33,012	$36,468
12/24	$32,549	$35,599
01/25	$33,376	$36,590
02/25	$32,578	$36,113
03/25	$30,112	$34,078
04/25	$29,846	$33,847
05/25	$31,692	$35,977
06/25	$33,408	$37,807
07/25	$34,689	$38,655
08/25	$35,126	$39,439
09/25	$35,909	$40,878
10/25	$36,963	$41,835
11/25	$37,189	$41,938
12/25	$37,064	$41,964
01/26	$37,216	$42,572
02/26	$36,486	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	11.99	12.63	14.49
Class A (including sales charges)	5.54	11.31	13.82
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,569,593,480
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 11,343,116
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,569,593,480
Total number of portfolio holdings	58
Management services fees (represents 0.71% of Fund average net assets)	$11,343,116
Portfolio turnover for the reporting period	71%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	30.1%
Financials	14.5%
Consumer Discretionary	12.5%
Communication Services	11.5%
Health Care	10.5%
Industrials	8.8%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.8%
Energy	1.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	3.0%
Eli Lilly & Co.	2.4%
Citigroup, Inc.	2.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Material Fund Change Name [Text Block]		Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number		1-800-345-6611
Updated Prospectus Web Address		columbiathreadneedleus.com/resources/literature
C000029867
Shareholder Report [Line Items]
Fund Name		Columbia Cornerstone Equity Fund
Class Name		Class C
Trading Symbol		NSGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$174	1.65%

Expenses Paid, Amount		$ 174
Expense Ratio, Percent		1.65%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom, Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Equity Fund Class C (including sales charges) ($35,897)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,616	$10,678
04/16	$10,675	$10,720
05/16	$10,874	$10,912
06/16	$10,785	$10,941
07/16	$11,152	$11,344
08/16	$11,202	$11,360
09/16	$11,271	$11,362
10/16	$11,082	$11,155
11/16	$11,410	$11,568
12/16	$11,581	$11,797
01/17	$11,783	$12,020
02/17	$12,266	$12,498
03/17	$12,327	$12,512
04/17	$12,578	$12,641
05/17	$12,850	$12,818
06/17	$12,835	$12,898
07/17	$13,109	$13,164
08/17	$13,242	$13,204
09/17	$13,465	$13,476
10/17	$13,851	$13,791
11/17	$14,207	$14,214
12/17	$14,276	$14,372
01/18	$15,061	$15,195
02/18	$14,478	$14,635
03/18	$14,096	$14,263
04/18	$14,085	$14,317
05/18	$14,393	$14,662
06/18	$14,477	$14,753
07/18	$15,055	$15,302
08/18	$15,466	$15,800
09/18	$15,555	$15,890
10/18	$14,410	$14,804
11/18	$14,666	$15,106
12/18	$13,358	$13,742
01/19	$14,480	$14,843
02/19	$14,890	$15,320
03/19	$15,100	$15,617
04/19	$15,813	$16,250
05/19	$14,679	$15,217
06/19	$15,736	$16,289
07/19	$15,941	$16,523
08/19	$15,446	$16,262
09/19	$15,724	$16,566
10/19	$15,941	$16,925
11/19	$16,510	$17,539
12/19	$17,028	$18,069
01/20	$17,200	$18,061
02/20	$15,851	$16,575
03/20	$14,010	$14,527
04/20	$15,801	$16,390
05/20	$16,476	$17,170
06/20	$16,869	$17,512
07/20	$17,697	$18,499
08/20	$18,906	$19,829
09/20	$18,129	$19,076
10/20	$17,531	$18,568
11/20	$19,403	$20,601
12/20	$20,168	$21,393
01/21	$19,970	$21,177
02/21	$20,578	$21,761
03/21	$21,674	$22,714
04/21	$22,836	$23,926
05/21	$23,008	$24,093
06/21	$23,490	$24,656
07/21	$23,885	$25,241
08/21	$24,647	$26,009
09/21	$23,245	$24,799
10/21	$25,001	$26,537
11/21	$24,715	$26,353
12/21	$25,919	$27,534
01/22	$24,623	$26,109
02/22	$23,897	$25,327
03/22	$24,552	$26,268
04/22	$22,373	$23,977
05/22	$22,302	$24,021
06/22	$20,534	$22,038
07/22	$22,163	$24,070
08/22	$21,394	$23,089
09/22	$19,402	$20,962
10/22	$20,926	$22,659
11/22	$21,998	$23,926
12/22	$20,685	$22,547
01/23	$21,937	$23,964
02/23	$21,379	$23,379
03/23	$22,239	$24,238
04/23	$22,707	$24,616
05/23	$23,084	$24,723
06/23	$24,591	$26,357
07/23	$25,219	$27,203
08/23	$24,928	$26,770
09/23	$23,564	$25,494
10/23	$23,212	$24,958
11/23	$25,280	$27,237
12/23	$26,280	$28,474
01/24	$26,944	$28,953
02/24	$27,987	$30,499
03/24	$28,778	$31,480
04/24	$27,734	$30,194
05/24	$29,252	$31,692
06/24	$30,497	$32,829
07/24	$30,301	$33,228
08/24	$31,069	$34,034
09/24	$31,363	$34,761
10/24	$31,020	$34,446
11/24	$32,802	$36,468
12/24	$32,308	$35,599
01/25	$33,119	$36,590
02/25	$32,308	$36,113
03/25	$29,827	$34,078
04/25	$29,557	$33,847
05/25	$31,363	$35,977
06/25	$33,034	$37,807
07/25	$34,293	$38,655
08/25	$34,707	$39,439
09/25	$35,449	$40,878
10/25	$36,484	$41,835
11/25	$36,674	$41,938
12/25	$36,524	$41,964
01/26	$36,646	$42,572
02/26	$35,897	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	11.11	11.77	13.63
Class C (including sales charges)	10.11	11.77	13.63
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,569,593,480
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 11,343,116
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,569,593,480
Total number of portfolio holdings	58
Management services fees (represents 0.71% of Fund average net assets)	$11,343,116
Portfolio turnover for the reporting period	71%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	30.1%
Financials	14.5%
Consumer Discretionary	12.5%
Communication Services	11.5%
Health Care	10.5%
Industrials	8.8%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.8%
Energy	1.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	3.0%
Eli Lilly & Co.	2.4%
Citigroup, Inc.	2.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Material Fund Change Name [Text Block]		Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number		1-800-345-6611
Updated Prospectus Web Address		columbiathreadneedleus.com/resources/literature
C000253706
Shareholder Report [Line Items]
Fund Name		Columbia Cornerstone Equity Fund
Class Name		Class S
Trading Symbol		NSEAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$69	0.65%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom, Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Equity Fund Class S ($39,658)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,612	$10,678
04/16	$10,686	$10,720
05/16	$10,891	$10,912
06/16	$10,815	$10,941
07/16	$11,196	$11,344
08/16	$11,251	$11,360
09/16	$11,326	$11,362
10/16	$11,149	$11,155
11/16	$11,493	$11,568
12/16	$11,672	$11,797
01/17	$11,890	$12,020
02/17	$12,383	$12,498
03/17	$12,459	$12,512
04/17	$12,715	$12,641
05/17	$12,999	$12,818
06/17	$12,998	$12,898
07/17	$13,286	$13,164
08/17	$13,439	$13,204
09/17	$13,668	$13,476
10/17	$14,071	$13,791
11/17	$14,444	$14,214
12/17	$14,541	$14,372
01/18	$15,354	$15,195
02/18	$14,762	$14,635
03/18	$14,390	$14,263
04/18	$14,390	$14,317
05/18	$14,712	$14,662
06/18	$14,804	$14,753
07/18	$15,412	$15,302
08/18	$15,852	$15,800
09/18	$15,957	$15,890
10/18	$14,793	$14,804
11/18	$15,066	$15,106
12/18	$13,742	$13,742
01/19	$14,894	$14,843
02/19	$15,337	$15,320
03/19	$15,559	$15,617
04/19	$16,313	$16,250
05/19	$15,160	$15,217
06/19	$16,253	$16,289
07/19	$16,493	$16,523
08/19	$15,989	$16,262
09/19	$16,287	$16,566
10/19	$16,528	$16,925
11/19	$17,135	$17,539
12/19	$17,687	$18,069
01/20	$17,874	$18,061
02/20	$16,494	$16,575
03/20	$14,576	$14,527
04/20	$16,471	$16,390
05/20	$17,184	$17,170
06/20	$17,600	$17,512
07/20	$18,485	$18,499
08/20	$19,770	$19,829
09/20	$18,970	$19,076
10/20	$18,364	$18,568
11/20	$20,328	$20,601
12/20	$21,160	$21,393
01/21	$20,958	$21,177
02/21	$21,614	$21,761
03/21	$22,788	$22,714
04/21	$24,024	$23,926
05/21	$24,226	$24,093
06/21	$24,760	$24,656
07/21	$25,201	$25,241
08/21	$26,033	$26,009
09/21	$24,565	$24,799
10/21	$26,448	$26,537
11/21	$26,163	$26,353
12/21	$27,458	$27,534
01/22	$26,111	$26,109
02/22	$25,349	$25,327
03/22	$26,084	$26,268
04/22	$23,784	$23,977
05/22	$23,730	$24,021
06/22	$21,866	$22,038
07/22	$23,617	$24,070
08/22	$22,828	$23,089
09/22	$20,717	$20,962
10/22	$22,354	$22,659
11/22	$23,517	$23,926
12/22	$22,137	$22,547
01/23	$23,497	$23,964
02/23	$22,904	$23,379
03/23	$23,859	$24,238
04/23	$24,365	$24,616
05/23	$24,814	$24,723
06/23	$26,441	$26,357
07/23	$27,146	$27,203
08/23	$26,852	$26,770
09/23	$25,398	$25,494
10/23	$25,046	$24,958
11/23	$27,308	$27,237
12/23	$28,398	$28,474
01/24	$29,144	$28,953
02/24	$30,300	$30,499
03/24	$31,167	$31,480
04/24	$30,071	$30,194
05/24	$31,745	$31,692
06/24	$33,128	$32,829
07/24	$32,955	$33,228
08/24	$33,818	$34,034
09/24	$34,147	$34,761
10/24	$33,818	$34,446
11/24	$35,779	$36,468
12/24	$35,287	$35,599
01/25	$36,193	$36,590
02/25	$35,336	$36,113
03/25	$32,650	$34,078
04/25	$32,375	$33,847
05/25	$34,381	$35,977
06/25	$36,259	$37,807
07/25	$37,646	$38,655
08/25	$38,142	$39,439
09/25	$39,000	$40,878
10/25	$40,156	$41,835
11/25	$40,404	$41,938
12/25	$40,276	$41,964
01/26	$40,444	$42,572
02/26	$39,658	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	12.23	12.91	14.77
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,569,593,480
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 11,343,116
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,569,593,480
Total number of portfolio holdings	58
Management services fees (represents 0.71% of Fund average net assets)	$11,343,116
Portfolio turnover for the reporting period	71%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	30.1%
Financials	14.5%
Consumer Discretionary	12.5%
Communication Services	11.5%
Health Care	10.5%
Industrials	8.8%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.8%
Energy	1.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	3.0%
Eli Lilly & Co.	2.4%
Citigroup, Inc.	2.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Material Fund Change Name [Text Block]		Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number		1-800-345-6611
Updated Prospectus Web Address		columbiathreadneedleus.com/resources/literature
C000122583
Shareholder Report [Line Items]
Fund Name		Columbia Cornerstone Equity Fund
Class Name		Institutional 2 Class
Trading Symbol		CLCRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$63	0.59%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom, Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Equity Fund Institutional 2 Class ($39,970)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,624	$10,678
04/16	$10,697	$10,720
05/16	$10,905	$10,912
06/16	$10,824	$10,941
07/16	$11,213	$11,344
08/16	$11,268	$11,360
09/16	$11,340	$11,362
10/16	$11,168	$11,155
11/16	$11,512	$11,568
12/16	$11,696	$11,797
01/17	$11,909	$12,020
02/17	$12,409	$12,498
03/17	$12,473	$12,512
04/17	$12,742	$12,641
05/17	$13,029	$12,818
06/17	$13,020	$12,898
07/17	$13,310	$13,164
08/17	$13,459	$13,204
09/17	$13,693	$13,476
10/17	$14,094	$13,791
11/17	$14,468	$14,214
12/17	$14,560	$14,372
01/18	$15,381	$15,195
02/18	$14,785	$14,635
03/18	$14,413	$14,263
04/18	$14,413	$14,317
05/18	$14,736	$14,662
06/18	$14,837	$14,753
07/18	$15,450	$15,302
08/18	$15,889	$15,800
09/18	$15,991	$15,890
10/18	$14,827	$14,804
11/18	$15,103	$15,106
12/18	$13,770	$13,742
01/19	$14,935	$14,843
02/19	$15,377	$15,320
03/19	$15,603	$15,617
04/19	$16,358	$16,250
05/19	$15,204	$15,217
06/19	$16,302	$16,289
07/19	$16,547	$16,523
08/19	$16,046	$16,262
09/19	$16,335	$16,566
10/19	$16,591	$16,925
11/19	$17,192	$17,539
12/19	$17,741	$18,069
01/20	$17,934	$18,061
02/20	$16,547	$16,575
03/20	$14,636	$14,527
04/20	$16,524	$16,390
05/20	$17,252	$17,170
06/20	$17,670	$17,512
07/20	$18,553	$18,499
08/20	$19,848	$19,829
09/20	$19,048	$19,076
10/20	$18,435	$18,568
11/20	$20,413	$20,601
12/20	$21,257	$21,393
01/21	$21,061	$21,177
02/21	$21,710	$21,761
03/21	$22,885	$22,714
04/21	$24,147	$23,926
05/21	$24,355	$24,093
06/21	$24,888	$24,656
07/21	$25,328	$25,241
08/21	$26,160	$26,009
09/21	$24,686	$24,799
10/21	$26,575	$26,537
11/21	$26,298	$26,353
12/21	$27,607	$27,534
01/22	$26,250	$26,109
02/22	$25,498	$25,327
03/22	$26,223	$26,268
04/22	$23,917	$23,977
05/22	$23,851	$24,021
06/22	$21,997	$22,038
07/22	$23,745	$24,070
08/22	$22,954	$23,089
09/22	$20,831	$20,962
10/22	$22,496	$22,659
11/22	$23,662	$23,926
12/22	$22,258	$22,547
01/23	$23,629	$23,964
02/23	$23,041	$23,379
03/23	$23,993	$24,238
04/23	$24,524	$24,616
05/23	$24,958	$24,723
06/23	$26,604	$26,357
07/23	$27,314	$27,203
08/23	$27,030	$26,770
09/23	$25,554	$25,494
10/23	$25,199	$24,958
11/23	$27,484	$27,237
12/23	$28,579	$28,474
01/24	$29,343	$28,953
02/24	$30,503	$30,499
03/24	$31,384	$31,480
04/24	$30,268	$30,194
05/24	$31,957	$31,692
06/24	$33,354	$32,829
07/24	$33,173	$33,228
08/24	$34,050	$34,034
09/24	$34,383	$34,761
10/24	$34,050	$34,446
11/24	$36,032	$36,468
12/24	$35,533	$35,599
01/25	$36,453	$36,590
02/25	$35,580	$36,113
03/25	$32,883	$34,078
04/25	$32,618	$33,847
05/25	$34,645	$35,977
06/25	$36,521	$37,807
07/25	$37,936	$38,655
08/25	$38,429	$39,439
09/25	$39,287	$40,878
10/25	$40,464	$41,835
11/25	$40,718	$41,938
12/25	$40,582	$41,964
01/26	$40,759	$42,572
02/26	$39,970	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	12.34	12.98	14.86
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,569,593,480
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 11,343,116
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,569,593,480
Total number of portfolio holdings	58
Management services fees (represents 0.71% of Fund average net assets)	$11,343,116
Portfolio turnover for the reporting period	71%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	30.1%
Financials	14.5%
Consumer Discretionary	12.5%
Communication Services	11.5%
Health Care	10.5%
Industrials	8.8%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.8%
Energy	1.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	3.0%
Eli Lilly & Co.	2.4%
Citigroup, Inc.	2.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Material Fund Change Name [Text Block]		Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number		1-800-345-6611
Updated Prospectus Web Address		columbiathreadneedleus.com/resources/literature
C000173198
Shareholder Report [Line Items]
Fund Name		Columbia Cornerstone Equity Fund
Class Name		Institutional 3 Class
Trading Symbol		CLEYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$57	0.54%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.54%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom, Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Equity Fund Institutional 3 Class ($40,085)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,612	$10,678
04/16	$10,686	$10,720
05/16	$10,891	$10,912
06/16	$10,815	$10,941
07/16	$11,196	$11,344
08/16	$11,251	$11,360
09/16	$11,326	$11,362
10/16	$11,149	$11,155
11/16	$11,493	$11,568
12/16	$11,672	$11,797
01/17	$11,890	$12,020
02/17	$12,383	$12,498
03/17	$12,458	$12,512
04/17	$12,717	$12,641
05/17	$13,015	$12,818
06/17	$13,007	$12,898
07/17	$13,298	$13,164
08/17	$13,443	$13,204
09/17	$13,676	$13,476
10/17	$14,083	$13,791
11/17	$14,462	$14,214
12/17	$14,555	$14,372
01/18	$15,369	$15,195
02/18	$14,779	$14,635
03/18	$14,412	$14,263
04/18	$14,412	$14,317
05/18	$14,728	$14,662
06/18	$14,834	$14,753
07/18	$15,441	$15,302
08/18	$15,878	$15,800
09/18	$15,985	$15,890
10/18	$14,824	$14,804
11/18	$15,101	$15,106
12/18	$13,771	$13,742
01/19	$14,932	$14,843
02/19	$15,372	$15,320
03/19	$15,598	$15,617
04/19	$16,353	$16,250
05/19	$15,203	$15,217
06/19	$16,307	$16,289
07/19	$16,540	$16,523
08/19	$16,038	$16,262
09/19	$16,342	$16,566
10/19	$16,587	$16,925
11/19	$17,193	$17,539
12/19	$17,752	$18,069
01/20	$17,943	$18,061
02/20	$16,559	$16,575
03/20	$14,638	$14,527
04/20	$16,535	$16,390
05/20	$17,251	$17,170
06/20	$17,679	$17,512
07/20	$18,557	$18,499
08/20	$19,856	$19,829
09/20	$19,052	$19,076
10/20	$18,446	$18,568
11/20	$20,426	$20,601
12/20	$21,258	$21,393
01/21	$21,064	$21,177
02/21	$21,735	$21,761
03/21	$22,909	$22,714
04/21	$24,160	$23,926
05/21	$24,367	$24,093
06/21	$24,904	$24,656
07/21	$25,342	$25,241
08/21	$26,180	$26,009
09/21	$24,705	$24,799
10/21	$26,605	$26,537
11/21	$26,326	$26,353
12/21	$27,637	$27,534
01/22	$26,285	$26,109
02/22	$25,518	$25,327
03/22	$26,257	$26,268
04/22	$23,942	$23,977
05/22	$23,886	$24,021
06/22	$22,023	$22,038
07/22	$23,777	$24,070
08/22	$22,981	$23,089
09/22	$20,860	$20,962
10/22	$22,524	$22,659
11/22	$23,688	$23,926
12/22	$22,296	$22,547
01/23	$23,663	$23,964
02/23	$23,084	$23,379
03/23	$24,035	$24,238
04/23	$24,555	$24,616
05/23	$25,001	$24,723
06/23	$26,663	$26,357
07/23	$27,373	$27,203
08/23	$27,071	$26,770
09/23	$25,606	$25,494
10/23	$25,259	$24,958
11/23	$27,539	$27,237
12/23	$28,639	$28,474
01/24	$29,406	$28,953
02/24	$30,565	$30,499
03/24	$31,442	$31,480
04/24	$30,346	$30,194
05/24	$32,037	$31,692
06/24	$33,419	$32,829
07/24	$33,258	$33,228
08/24	$34,130	$34,034
09/24	$34,470	$34,761
10/24	$34,130	$34,446
11/24	$36,118	$36,468
12/24	$35,615	$35,599
01/25	$36,533	$36,590
02/25	$35,682	$36,113
03/25	$32,977	$34,078
04/25	$32,710	$33,847
05/25	$34,730	$35,977
06/25	$36,626	$37,807
07/25	$38,041	$38,655
08/25	$38,536	$39,439
09/25	$39,405	$40,878
10/25	$40,582	$41,835
11/25	$40,838	$41,938
12/25	$40,707	$41,964
01/26	$40,879	$42,572
02/26	$40,085	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	12.34	13.02	14.89
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,569,593,480
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 11,343,116
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,569,593,480
Total number of portfolio holdings	58
Management services fees (represents 0.71% of Fund average net assets)	$11,343,116
Portfolio turnover for the reporting period	71%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	30.1%
Financials	14.5%
Consumer Discretionary	12.5%
Communication Services	11.5%
Health Care	10.5%
Industrials	8.8%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.8%
Energy	1.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	3.0%
Eli Lilly & Co.	2.4%
Citigroup, Inc.	2.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Material Fund Change Name [Text Block]		Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number		1-800-345-6611
Updated Prospectus Web Address		columbiathreadneedleus.com/resources/literature
C000029868
Shareholder Report [Line Items]
Fund Name		Columbia Cornerstone Equity Fund
Class Name		Institutional Class
Trading Symbol		NSEPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$69	0.65%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom, Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Equity Fund Institutional Class ($39,650)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,612	$10,678
04/16	$10,686	$10,720
05/16	$10,891	$10,912
06/16	$10,815	$10,941
07/16	$11,196	$11,344
08/16	$11,251	$11,360
09/16	$11,326	$11,362
10/16	$11,149	$11,155
11/16	$11,493	$11,568
12/16	$11,672	$11,797
01/17	$11,890	$12,020
02/17	$12,383	$12,498
03/17	$12,459	$12,512
04/17	$12,715	$12,641
05/17	$12,999	$12,818
06/17	$12,998	$12,898
07/17	$13,286	$13,164
08/17	$13,439	$13,204
09/17	$13,668	$13,476
10/17	$14,071	$13,791
11/17	$14,444	$14,214
12/17	$14,541	$14,372
01/18	$15,354	$15,195
02/18	$14,762	$14,635
03/18	$14,390	$14,263
04/18	$14,390	$14,317
05/18	$14,712	$14,662
06/18	$14,804	$14,753
07/18	$15,412	$15,302
08/18	$15,852	$15,800
09/18	$15,957	$15,890
10/18	$14,793	$14,804
11/18	$15,066	$15,106
12/18	$13,742	$13,742
01/19	$14,894	$14,843
02/19	$15,337	$15,320
03/19	$15,559	$15,617
04/19	$16,313	$16,250
05/19	$15,160	$15,217
06/19	$16,253	$16,289
07/19	$16,493	$16,523
08/19	$15,989	$16,262
09/19	$16,287	$16,566
10/19	$16,528	$16,925
11/19	$17,135	$17,539
12/19	$17,687	$18,069
01/20	$17,874	$18,061
02/20	$16,494	$16,575
03/20	$14,576	$14,527
04/20	$16,471	$16,390
05/20	$17,184	$17,170
06/20	$17,600	$17,512
07/20	$18,485	$18,499
08/20	$19,770	$19,829
09/20	$18,970	$19,076
10/20	$18,364	$18,568
11/20	$20,328	$20,601
12/20	$21,160	$21,393
01/21	$20,958	$21,177
02/21	$21,614	$21,761
03/21	$22,788	$22,714
04/21	$24,024	$23,926
05/21	$24,226	$24,093
06/21	$24,760	$24,656
07/21	$25,201	$25,241
08/21	$26,033	$26,009
09/21	$24,565	$24,799
10/21	$26,448	$26,537
11/21	$26,163	$26,353
12/21	$27,458	$27,534
01/22	$26,111	$26,109
02/22	$25,349	$25,327
03/22	$26,084	$26,268
04/22	$23,784	$23,977
05/22	$23,730	$24,021
06/22	$21,866	$22,038
07/22	$23,617	$24,070
08/22	$22,828	$23,089
09/22	$20,717	$20,962
10/22	$22,354	$22,659
11/22	$23,517	$23,926
12/22	$22,137	$22,547
01/23	$23,497	$23,964
02/23	$22,904	$23,379
03/23	$23,859	$24,238
04/23	$24,365	$24,616
05/23	$24,814	$24,723
06/23	$26,441	$26,357
07/23	$27,146	$27,203
08/23	$26,852	$26,770
09/23	$25,398	$25,494
10/23	$25,046	$24,958
11/23	$27,308	$27,237
12/23	$28,398	$28,474
01/24	$29,144	$28,953
02/24	$30,300	$30,499
03/24	$31,167	$31,480
04/24	$30,071	$30,194
05/24	$31,745	$31,692
06/24	$33,128	$32,829
07/24	$32,955	$33,228
08/24	$33,818	$34,034
09/24	$34,147	$34,761
10/24	$33,802	$34,446
11/24	$35,779	$36,468
12/24	$35,277	$35,599
01/25	$36,183	$36,590
02/25	$35,325	$36,113
03/25	$32,655	$34,078
04/25	$32,380	$33,847
05/25	$34,387	$35,977
06/25	$36,250	$37,807
07/25	$37,654	$38,655
08/25	$38,133	$39,439
09/25	$38,992	$40,878
10/25	$40,148	$41,835
11/25	$40,395	$41,938
12/25	$40,268	$41,964
01/26	$40,452	$42,572
02/26	$39,650	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	12.24	12.90	14.77
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,569,593,480
Holdings Count | Holding		58
Advisory Fees Paid, Amount		$ 11,343,116
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,569,593,480
Total number of portfolio holdings	58
Management services fees (represents 0.71% of Fund average net assets)	$11,343,116
Portfolio turnover for the reporting period	71%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	30.1%
Financials	14.5%
Consumer Discretionary	12.5%
Communication Services	11.5%
Health Care	10.5%
Industrials	8.8%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.8%
Energy	1.3%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	3.0%
Eli Lilly & Co.	2.4%
Citigroup, Inc.	2.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Material Fund Change Name [Text Block]		Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number		1-800-345-6611
Updated Prospectus Web Address		columbiathreadneedleus.com/resources/literature
C000030031
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Enhanced Core Fund
Class Name		Class A
Trading Symbol		NMIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$90	0.83%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to oil and gas companies and interactive media and an underweight allocation to insurance companies aided the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a firm that designs and manufactures semiconductors; Viatris, a global health care company; and Newmont Corporation, an exploration and mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight allocations in the aerospace and defense and specialized REITs industries and an underweight allocation in the semiconductors industry detracted from the Fund’s relative results during the period.

Individual holdings | The Fund’s underweight position in Micron, a memory and storage solutions company; an overweight position in ServiceNow, a firm that provides a workflow platform for digital businesses; and an overweight in Adobe, a global technology company focused on digital marketing and media solutions, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Enhanced Core Fund Class A ($39,275)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,645	$10,678
04/16	$10,620	$10,720
05/16	$10,767	$10,912
06/16	$10,761	$10,941
07/16	$11,168	$11,344
08/16	$11,173	$11,360
09/16	$11,209	$11,362
10/16	$11,031	$11,155
11/16	$11,448	$11,568
12/16	$11,628	$11,797
01/17	$11,752	$12,020
02/17	$12,262	$12,498
03/17	$12,308	$12,512
04/17	$12,447	$12,641
05/17	$12,591	$12,818
06/17	$12,703	$12,898
07/17	$13,024	$13,164
08/17	$13,115	$13,204
09/17	$13,420	$13,476
10/17	$13,693	$13,791
11/17	$14,229	$14,214
12/17	$14,433	$14,372
01/18	$15,252	$15,195
02/18	$14,690	$14,635
03/18	$14,369	$14,263
04/18	$14,421	$14,317
05/18	$14,778	$14,662
06/18	$14,783	$14,753
07/18	$15,394	$15,302
08/18	$15,859	$15,800
09/18	$15,969	$15,890
10/18	$14,880	$14,804
11/18	$15,076	$15,106
12/18	$13,698	$13,742
01/19	$14,811	$14,843
02/19	$15,298	$15,320
03/19	$15,435	$15,617
04/19	$15,936	$16,250
05/19	$14,674	$15,217
06/19	$15,726	$16,289
07/19	$15,878	$16,523
08/19	$15,409	$16,262
09/19	$15,766	$16,566
10/19	$16,103	$16,925
11/19	$16,698	$17,539
12/19	$17,192	$18,069
01/20	$17,151	$18,061
02/20	$15,654	$16,575
03/20	$13,683	$14,527
04/20	$15,519	$16,390
05/20	$16,311	$17,170
06/20	$16,626	$17,512
07/20	$17,428	$18,499
08/20	$18,667	$19,829
09/20	$17,851	$19,076
10/20	$17,348	$18,568
11/20	$19,082	$20,601
12/20	$19,806	$21,393
01/21	$19,799	$21,177
02/21	$20,277	$21,761
03/21	$21,350	$22,714
04/21	$22,402	$23,926
05/21	$22,622	$24,093
06/21	$23,093	$24,656
07/21	$23,714	$25,241
08/21	$24,591	$26,009
09/21	$23,225	$24,799
10/21	$24,653	$26,537
11/21	$24,622	$26,353
12/21	$25,965	$27,534
01/22	$24,913	$26,109
02/22	$24,364	$25,327
03/22	$25,027	$26,268
04/22	$23,170	$23,977
05/22	$23,255	$24,021
06/22	$21,194	$22,038
07/22	$22,993	$24,070
08/22	$22,088	$23,089
09/22	$20,068	$20,962
10/22	$21,656	$22,659
11/22	$22,893	$23,926
12/22	$21,494	$22,547
01/23	$22,906	$23,964
02/23	$22,453	$23,379
03/23	$23,267	$24,238
04/23	$23,555	$24,616
05/23	$23,545	$24,723
06/23	$25,121	$26,357
07/23	$26,010	$27,203
08/23	$25,571	$26,770
09/23	$24,483	$25,494
10/23	$23,908	$24,958
11/23	$25,947	$27,237
12/23	$27,060	$28,474
01/24	$27,622	$28,953
02/24	$29,059	$30,499
03/24	$30,074	$31,480
04/24	$28,594	$30,194
05/24	$30,042	$31,692
06/24	$31,202	$32,829
07/24	$31,653	$33,228
08/24	$32,318	$34,034
09/24	$32,950	$34,761
10/24	$32,882	$34,446
11/24	$34,732	$36,468
12/24	$33,901	$35,599
01/25	$34,660	$36,590
02/25	$33,926	$36,113
03/25	$31,991	$34,078
04/25	$31,587	$33,847
05/25	$33,448	$35,977
06/25	$35,035	$37,807
07/25	$35,968	$38,655
08/25	$36,938	$39,439
09/25	$38,136	$40,878
10/25	$39,044	$41,835
11/25	$39,094	$41,938
12/25	$39,539	$41,964
01/26	$39,830	$42,572
02/26	$39,275	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	15.77	14.14	14.66
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 440,592,353
Holdings Count | Holding		102
Advisory Fees Paid, Amount		$ 3,605,133
InvestmentCompanyPortfolioTurnover		72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$440,592,353
Total number of portfolio holdings	102
Management services fees (represents 0.75% of Fund average net assets)	$3,605,133
Portfolio turnover for the reporting period	72%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.3%
Financials	12.0%
Health Care	10.3%
Communication Services	9.9%
Consumer Discretionary	9.7%
Industrials	8.7%
Consumer Staples	5.1%
Energy	3.9%
Utilities	2.9%
Real Estate	1.9%
Other	1.8%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Exxon Mobil Corp.	1.8%
Tesla, Inc.	1.4%
Procter & Gamble Co. (The)	1.4%

Material Fund Change [Text Block]
C000030032
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Enhanced Core Fund
Class Name		Class R
Trading Symbol		CCERX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$116	1.08%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to oil and gas companies and interactive media and an underweight allocation to insurance companies aided the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a firm that designs and manufactures semiconductors; Viatris, a global health care company; and Newmont Corporation, an exploration and mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight allocations in the aerospace and defense and specialized REITs industries and an underweight allocation in the semiconductors industry detracted from the Fund’s relative results during the period.

Individual holdings | The Fund’s underweight position in Micron, a memory and storage solutions company; an overweight position in ServiceNow, a firm that provides a workflow platform for digital businesses; and an overweight in Adobe, a global technology company focused on digital marketing and media solutions, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Enhanced Core Fund Class R ($38,319)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,641	$10,678
04/16	$10,615	$10,720
05/16	$10,763	$10,912
06/16	$10,758	$10,941
07/16	$11,156	$11,344
08/16	$11,166	$11,360
09/16	$11,196	$11,362
10/16	$11,018	$11,155
11/16	$11,426	$11,568
12/16	$11,608	$11,797
01/17	$11,727	$12,020
02/17	$12,236	$12,498
03/17	$12,277	$12,512
04/17	$12,416	$12,641
05/17	$12,555	$12,818
06/17	$12,667	$12,898
07/17	$12,983	$13,164
08/17	$13,068	$13,204
09/17	$13,368	$13,476
10/17	$13,640	$13,791
11/17	$14,170	$14,214
12/17	$14,367	$14,372
01/18	$15,183	$15,195
02/18	$14,624	$14,635
03/18	$14,297	$14,263
04/18	$14,344	$14,317
05/18	$14,699	$14,662
06/18	$14,704	$14,753
07/18	$15,307	$15,302
08/18	$15,764	$15,800
09/18	$15,868	$15,890
10/18	$14,789	$14,804
11/18	$14,972	$15,106
12/18	$13,606	$13,742
01/19	$14,712	$14,843
02/19	$15,191	$15,320
03/19	$15,320	$15,617
04/19	$15,812	$16,250
05/19	$14,557	$15,217
06/19	$15,597	$16,289
07/19	$15,748	$16,523
08/19	$15,275	$16,262
09/19	$15,630	$16,566
10/19	$15,965	$16,925
11/19	$16,544	$17,539
12/19	$17,028	$18,069
01/20	$16,987	$18,061
02/20	$15,501	$16,575
03/20	$13,544	$14,527
04/20	$15,360	$16,390
05/20	$16,147	$17,170
06/20	$16,452	$17,512
07/20	$17,240	$18,499
08/20	$18,462	$19,829
09/20	$17,652	$19,076
10/20	$17,146	$18,568
11/20	$18,860	$20,601
12/20	$19,572	$21,393
01/21	$19,557	$21,177
02/21	$20,030	$21,761
03/21	$21,087	$22,714
04/21	$22,121	$23,926
05/21	$22,332	$24,093
06/21	$22,797	$24,656
07/21	$23,405	$25,241
08/21	$24,266	$26,009
09/21	$22,913	$24,799
10/21	$24,312	$26,537
11/21	$24,274	$26,353
12/21	$25,591	$27,534
01/22	$24,560	$26,109
02/22	$24,007	$25,327
03/22	$24,663	$26,268
04/22	$22,826	$23,977
05/22	$22,901	$24,021
06/22	$20,871	$22,038
07/22	$22,641	$24,070
08/22	$21,736	$23,089
09/22	$19,737	$20,962
10/22	$21,298	$22,659
11/22	$22,521	$23,926
12/22	$21,132	$22,547
01/23	$22,525	$23,964
02/23	$22,068	$23,379
03/23	$22,871	$24,238
04/23	$23,146	$24,616
05/23	$23,135	$24,723
06/23	$24,672	$26,357
07/23	$25,538	$27,203
08/23	$25,094	$26,770
09/23	$24,032	$25,494
10/23	$23,455	$24,958
11/23	$25,455	$27,237
12/23	$26,543	$28,474
01/24	$27,086	$28,953
02/24	$28,490	$30,499
03/24	$29,480	$31,480
04/24	$28,022	$30,194
05/24	$29,437	$31,692
06/24	$30,568	$32,829
07/24	$31,002	$33,228
08/24	$31,646	$34,034
09/24	$32,256	$34,761
10/24	$32,179	$34,446
11/24	$33,988	$36,468
12/24	$33,162	$35,599
01/25	$33,908	$36,590
02/25	$33,186	$36,113
03/25	$31,284	$34,078
04/25	$30,875	$33,847
05/25	$32,692	$35,977
06/25	$34,237	$37,807
07/25	$35,142	$38,655
08/25	$36,084	$39,439
09/25	$37,249	$40,878
10/25	$38,116	$41,835
11/25	$38,166	$41,938
12/25	$38,591	$41,964
01/26	$38,864	$42,572
02/26	$38,319	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	15.47	13.85	14.38
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 440,592,353
Holdings Count | Holding		102
Advisory Fees Paid, Amount		$ 3,605,133
InvestmentCompanyPortfolioTurnover		72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$440,592,353
Total number of portfolio holdings	102
Management services fees (represents 0.75% of Fund average net assets)	$3,605,133
Portfolio turnover for the reporting period	72%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.3%
Financials	12.0%
Health Care	10.3%
Communication Services	9.9%
Consumer Discretionary	9.7%
Industrials	8.7%
Consumer Staples	5.1%
Energy	3.9%
Utilities	2.9%
Real Estate	1.9%
Other	1.8%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Exxon Mobil Corp.	1.8%
Tesla, Inc.	1.4%
Procter & Gamble Co. (The)	1.4%

Material Fund Change [Text Block]
C000253708
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Enhanced Core Fund
Class Name		Class S
Trading Symbol		NMIDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$63	0.58%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to oil and gas companies and interactive media and an underweight allocation to insurance companies aided the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a firm that designs and manufactures semiconductors; Viatris, a global health care company; and Newmont Corporation, an exploration and mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight allocations in the aerospace and defense and specialized REITs industries and an underweight allocation in the semiconductors industry detracted from the Fund’s relative results during the period.

Individual holdings | The Fund’s underweight position in Micron, a memory and storage solutions company; an overweight position in ServiceNow, a firm that provides a workflow platform for digital businesses; and an overweight in Adobe, a global technology company focused on digital marketing and media solutions, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Enhanced Core Fund Class S ($39,416)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,645	$10,678
04/16	$10,620	$10,720
05/16	$10,767	$10,912
06/16	$10,761	$10,941
07/16	$11,168	$11,344
08/16	$11,173	$11,360
09/16	$11,209	$11,362
10/16	$11,031	$11,155
11/16	$11,448	$11,568
12/16	$11,628	$11,797
01/17	$11,752	$12,020
02/17	$12,262	$12,498
03/17	$12,308	$12,512
04/17	$12,447	$12,641
05/17	$12,591	$12,818
06/17	$12,703	$12,898
07/17	$13,024	$13,164
08/17	$13,115	$13,204
09/17	$13,420	$13,476
10/17	$13,693	$13,791
11/17	$14,229	$14,214
12/17	$14,433	$14,372
01/18	$15,252	$15,195
02/18	$14,690	$14,635
03/18	$14,369	$14,263
04/18	$14,421	$14,317
05/18	$14,778	$14,662
06/18	$14,783	$14,753
07/18	$15,394	$15,302
08/18	$15,859	$15,800
09/18	$15,969	$15,890
10/18	$14,880	$14,804
11/18	$15,076	$15,106
12/18	$13,698	$13,742
01/19	$14,811	$14,843
02/19	$15,298	$15,320
03/19	$15,435	$15,617
04/19	$15,936	$16,250
05/19	$14,674	$15,217
06/19	$15,726	$16,289
07/19	$15,878	$16,523
08/19	$15,409	$16,262
09/19	$15,766	$16,566
10/19	$16,103	$16,925
11/19	$16,698	$17,539
12/19	$17,192	$18,069
01/20	$17,151	$18,061
02/20	$15,654	$16,575
03/20	$13,683	$14,527
04/20	$15,519	$16,390
05/20	$16,311	$17,170
06/20	$16,626	$17,512
07/20	$17,428	$18,499
08/20	$18,667	$19,829
09/20	$17,851	$19,076
10/20	$17,348	$18,568
11/20	$19,082	$20,601
12/20	$19,806	$21,393
01/21	$19,799	$21,177
02/21	$20,277	$21,761
03/21	$21,350	$22,714
04/21	$22,402	$23,926
05/21	$22,622	$24,093
06/21	$23,093	$24,656
07/21	$23,714	$25,241
08/21	$24,591	$26,009
09/21	$23,225	$24,799
10/21	$24,653	$26,537
11/21	$24,622	$26,353
12/21	$25,965	$27,534
01/22	$24,913	$26,109
02/22	$24,364	$25,327
03/22	$25,027	$26,268
04/22	$23,170	$23,977
05/22	$23,255	$24,021
06/22	$21,194	$22,038
07/22	$22,993	$24,070
08/22	$22,088	$23,089
09/22	$20,068	$20,962
10/22	$21,656	$22,659
11/22	$22,893	$23,926
12/22	$21,494	$22,547
01/23	$22,906	$23,964
02/23	$22,453	$23,379
03/23	$23,267	$24,238
04/23	$23,555	$24,616
05/23	$23,545	$24,723
06/23	$25,121	$26,357
07/23	$26,010	$27,203
08/23	$25,571	$26,770
09/23	$24,483	$25,494
10/23	$23,908	$24,958
11/23	$25,947	$27,237
12/23	$27,060	$28,474
01/24	$27,622	$28,953
02/24	$29,059	$30,499
03/24	$30,074	$31,480
04/24	$28,594	$30,194
05/24	$30,042	$31,692
06/24	$31,202	$32,829
07/24	$31,653	$33,228
08/24	$32,318	$34,034
09/24	$32,950	$34,761
10/24	$32,883	$34,446
11/24	$34,746	$36,468
12/24	$33,919	$35,599
01/25	$34,693	$36,590
02/25	$33,969	$36,113
03/25	$32,028	$34,078
04/25	$31,634	$33,847
05/25	$33,502	$35,977
06/25	$35,095	$37,807
07/25	$36,044	$38,655
08/25	$37,019	$39,439
09/25	$38,234	$40,878
10/25	$39,145	$41,835
11/25	$39,208	$41,938
12/25	$39,667	$41,964
01/26	$39,960	$42,572
02/26	$39,416	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	16.04	14.22	14.70
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 440,592,353
Holdings Count | Holding		102
Advisory Fees Paid, Amount		$ 3,605,133
InvestmentCompanyPortfolioTurnover		72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$440,592,353
Total number of portfolio holdings	102
Management services fees (represents 0.75% of Fund average net assets)	$3,605,133
Portfolio turnover for the reporting period	72%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.3%
Financials	12.0%
Health Care	10.3%
Communication Services	9.9%
Consumer Discretionary	9.7%
Industrials	8.7%
Consumer Staples	5.1%
Energy	3.9%
Utilities	2.9%
Real Estate	1.9%
Other	1.8%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Exxon Mobil Corp.	1.8%
Tesla, Inc.	1.4%
Procter & Gamble Co. (The)	1.4%

Material Fund Change [Text Block]
C000079027
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Enhanced Core Fund
Class Name		Institutional 3 Class
Trading Symbol		CECYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$45	0.42%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to oil and gas companies and interactive media and an underweight allocation to insurance companies aided the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a firm that designs and manufactures semiconductors; Viatris, a global health care company; and Newmont Corporation, an exploration and mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight allocations in the aerospace and defense and specialized REITs industries and an underweight allocation in the semiconductors industry detracted from the Fund’s relative results during the period.

Individual holdings | The Fund’s underweight position in Micron, a memory and storage solutions company; an overweight position in ServiceNow, a firm that provides a workflow platform for digital businesses; and an overweight in Adobe, a global technology company focused on digital marketing and media solutions, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Enhanced Core Fund Institutional 3 Class ($40,906)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,646	$10,678
04/16	$10,626	$10,720
05/16	$10,779	$10,912
06/16	$10,779	$10,941
07/16	$11,188	$11,344
08/16	$11,198	$11,360
09/16	$11,239	$11,362
10/16	$11,065	$11,155
11/16	$11,483	$11,568
12/16	$11,669	$11,797
01/17	$11,793	$12,020
02/17	$12,311	$12,498
03/17	$12,357	$12,512
04/17	$12,503	$12,641
05/17	$12,653	$12,818
06/17	$12,767	$12,898
07/17	$13,096	$13,164
08/17	$13,188	$13,204
09/17	$13,500	$13,476
10/17	$13,780	$13,791
11/17	$14,324	$14,214
12/17	$14,531	$14,372
01/18	$15,364	$15,195
02/18	$14,803	$14,635
03/18	$14,484	$14,263
04/18	$14,543	$14,317
05/18	$14,903	$14,662
06/18	$14,917	$14,753
07/18	$15,541	$15,302
08/18	$16,010	$15,800
09/18	$16,128	$15,890
10/18	$15,034	$14,804
11/18	$15,232	$15,106
12/18	$13,851	$13,742
01/19	$14,979	$14,843
02/19	$15,481	$15,320
03/19	$15,619	$15,617
04/19	$16,134	$16,250
05/19	$14,861	$15,217
06/19	$15,928	$16,289
07/19	$16,089	$16,523
08/19	$15,619	$16,262
09/19	$15,988	$16,566
10/19	$16,337	$16,925
11/19	$16,940	$17,539
12/19	$17,447	$18,069
01/20	$17,413	$18,061
02/20	$15,904	$16,575
03/20	$13,899	$14,527
04/20	$15,766	$16,390
05/20	$16,586	$17,170
06/20	$16,911	$17,512
07/20	$17,734	$18,499
08/20	$18,995	$19,829
09/20	$18,179	$19,076
10/20	$17,667	$18,568
11/20	$19,440	$20,601
12/20	$20,189	$21,393
01/21	$20,181	$21,177
02/21	$20,677	$21,761
03/21	$21,788	$22,714
04/21	$22,869	$23,926
05/21	$23,102	$24,093
06/21	$23,590	$24,656
07/21	$24,232	$25,241
08/21	$25,144	$26,009
09/21	$23,748	$24,799
10/21	$25,224	$26,537
11/21	$25,200	$26,353
12/21	$26,576	$27,534
01/22	$25,516	$26,109
02/22	$24,962	$25,327
03/22	$25,652	$26,268
04/22	$23,757	$23,977
05/22	$23,854	$24,021
06/22	$21,749	$22,038
07/22	$23,597	$24,070
08/22	$22,678	$23,089
09/22	$20,603	$20,962
10/22	$22,244	$22,659
11/22	$23,535	$23,926
12/22	$22,099	$22,547
01/23	$23,564	$23,964
02/23	$23,097	$23,379
03/23	$23,946	$24,238
04/23	$24,254	$24,616
05/23	$24,254	$24,723
06/23	$25,884	$26,357
07/23	$26,801	$27,203
08/23	$26,359	$26,770
09/23	$25,248	$25,494
10/23	$24,666	$24,958
11/23	$26,779	$27,237
12/23	$27,934	$28,474
01/24	$28,527	$28,953
02/24	$30,025	$30,499
03/24	$31,075	$31,480
04/24	$29,555	$30,194
05/24	$31,075	$31,692
06/24	$32,274	$32,829
07/24	$32,753	$33,228
08/24	$33,453	$34,034
09/24	$34,119	$34,761
10/24	$34,061	$34,446
11/24	$35,999	$36,468
12/24	$35,141	$35,599
01/25	$35,943	$36,590
02/25	$35,192	$36,113
03/25	$33,196	$34,078
04/25	$32,776	$33,847
05/25	$34,734	$35,977
06/25	$36,381	$37,807
07/25	$37,364	$38,655
08/25	$38,386	$39,439
09/25	$39,644	$40,878
10/25	$40,601	$41,835
11/25	$40,680	$41,938
12/25	$41,152	$41,964
01/26	$41,456	$42,572
02/26	$40,906	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	16.24	14.62	15.13
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 440,592,353
Holdings Count | Holding		102
Advisory Fees Paid, Amount		$ 3,605,133
InvestmentCompanyPortfolioTurnover		72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$440,592,353
Total number of portfolio holdings	102
Management services fees (represents 0.75% of Fund average net assets)	$3,605,133
Portfolio turnover for the reporting period	72%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.3%
Financials	12.0%
Health Care	10.3%
Communication Services	9.9%
Consumer Discretionary	9.7%
Industrials	8.7%
Consumer Staples	5.1%
Energy	3.9%
Utilities	2.9%
Real Estate	1.9%
Other	1.8%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Exxon Mobil Corp.	1.8%
Tesla, Inc.	1.4%
Procter & Gamble Co. (The)	1.4%

Material Fund Change [Text Block]
C000030033
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Enhanced Core Fund
Class Name		Institutional Class
Trading Symbol		NMIMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$63	0.58%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to oil and gas companies and interactive media and an underweight allocation to insurance companies aided the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a firm that designs and manufactures semiconductors; Viatris, a global health care company; and Newmont Corporation, an exploration and mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight allocations in the aerospace and defense and specialized REITs industries and an underweight allocation in the semiconductors industry detracted from the Fund’s relative results during the period.

Individual holdings | The Fund’s underweight position in Micron, a memory and storage solutions company; an overweight position in ServiceNow, a firm that provides a workflow platform for digital businesses; and an overweight in Adobe, a global technology company focused on digital marketing and media solutions, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Enhanced Core Fund Institutional Class ($40,277)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,646	$10,678
04/16	$10,621	$10,720
05/16	$10,774	$10,912
06/16	$10,772	$10,941
07/16	$11,180	$11,344
08/16	$11,190	$11,360
09/16	$11,226	$11,362
10/16	$11,052	$11,155
11/16	$11,466	$11,568
12/16	$11,653	$11,797
01/17	$11,777	$12,020
02/17	$12,294	$12,498
03/17	$12,341	$12,512
04/17	$12,481	$12,641
05/17	$12,631	$12,818
06/17	$12,748	$12,898
07/17	$13,071	$13,164
08/17	$13,162	$13,204
09/17	$13,469	$13,476
10/17	$13,754	$13,791
11/17	$14,286	$14,214
12/17	$14,499	$14,372
01/18	$15,323	$15,195
02/18	$14,764	$14,635
03/18	$14,440	$14,263
04/18	$14,499	$14,317
05/18	$14,858	$14,662
06/18	$14,868	$14,753
07/18	$15,490	$15,302
08/18	$15,958	$15,800
09/18	$16,069	$15,890
10/18	$14,979	$14,804
11/18	$15,176	$15,106
12/18	$13,793	$13,742
01/19	$14,923	$14,843
02/19	$15,416	$15,320
03/19	$15,554	$15,617
04/19	$16,059	$16,250
05/19	$14,792	$15,217
06/19	$15,855	$16,289
07/19	$16,015	$16,523
08/19	$15,541	$16,262
09/19	$15,908	$16,566
10/19	$16,255	$16,925
11/19	$16,856	$17,539
12/19	$17,355	$18,069
01/20	$17,321	$18,061
02/20	$15,813	$16,575
03/20	$13,818	$14,527
04/20	$15,676	$16,390
05/20	$16,485	$17,170
06/20	$16,811	$17,512
07/20	$17,622	$18,499
08/20	$18,876	$19,829
09/20	$18,057	$19,076
10/20	$17,548	$18,568
11/20	$19,304	$20,601
12/20	$20,045	$21,393
01/21	$20,038	$21,177
02/21	$20,530	$21,761
03/21	$21,626	$22,714
04/21	$22,693	$23,926
05/21	$22,924	$24,093
06/21	$23,402	$24,656
07/21	$24,032	$25,241
08/21	$24,930	$26,009
09/21	$23,552	$24,799
10/21	$25,009	$26,537
11/21	$24,978	$26,353
12/21	$26,346	$27,534
01/22	$25,286	$26,109
02/22	$24,736	$25,327
03/22	$25,411	$26,268
04/22	$23,531	$23,977
05/22	$23,618	$24,021
06/22	$21,532	$22,038
07/22	$23,374	$24,070
08/22	$22,442	$23,089
09/22	$20,396	$20,962
10/22	$22,013	$22,659
11/22	$23,282	$23,926
12/22	$21,865	$22,547
01/23	$23,305	$23,964
02/23	$22,842	$23,379
03/23	$23,683	$24,238
04/23	$23,978	$24,616
05/23	$23,978	$24,723
06/23	$25,584	$26,357
07/23	$26,491	$27,203
08/23	$26,054	$26,770
09/23	$24,944	$25,494
10/23	$24,368	$24,958
11/23	$26,459	$27,237
12/23	$27,596	$28,474
01/24	$28,170	$28,953
02/24	$29,640	$30,499
03/24	$30,689	$31,480
04/24	$29,176	$30,194
05/24	$30,667	$31,692
06/24	$31,855	$32,829
07/24	$32,316	$33,228
08/24	$33,008	$34,034
09/24	$33,654	$34,761
10/24	$33,597	$34,446
11/24	$35,500	$36,468
12/24	$34,647	$35,599
01/25	$35,438	$36,590
02/25	$34,697	$36,113
03/25	$32,726	$34,078
04/25	$32,312	$33,847
05/25	$34,233	$35,977
06/25	$35,862	$37,807
07/25	$36,819	$38,655
08/25	$37,828	$39,439
09/25	$39,056	$40,878
10/25	$40,000	$41,835
11/25	$40,065	$41,938
12/25	$40,520	$41,964
01/26	$40,819	$42,572
02/26	$40,277	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	16.08	14.43	14.95
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 440,592,353
Holdings Count | Holding		102
Advisory Fees Paid, Amount		$ 3,605,133
InvestmentCompanyPortfolioTurnover		72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$440,592,353
Total number of portfolio holdings	102
Management services fees (represents 0.75% of Fund average net assets)	$3,605,133
Portfolio turnover for the reporting period	72%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	32.3%
Financials	12.0%
Health Care	10.3%
Communication Services	9.9%
Consumer Discretionary	9.7%
Industrials	8.7%
Consumer Staples	5.1%
Energy	3.9%
Utilities	2.9%
Real Estate	1.9%
Other	1.8%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Exxon Mobil Corp.	1.8%
Tesla, Inc.	1.4%
Procter & Gamble Co. (The)	1.4%

Material Fund Change [Text Block]
C000029874
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Growth Opportunity Fund
Class Name		Class A
Trading Symbol		NFEAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$111	1.05%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Growth Opportunity Fund Class A (including sales charges) ($36,737)	Russell 1000® Index ($41,608)	Russell 1000® Growth Index ($53,356)
02/16	$9,423	$10,000	$10,000
03/16	$10,038	$10,697	$10,674
04/16	$9,987	$10,755	$10,577
05/16	$10,342	$10,943	$10,782
06/16	$10,063	$10,968	$10,740
07/16	$10,617	$11,386	$11,247
08/16	$10,566	$11,401	$11,191
09/16	$10,674	$11,410	$11,232
10/16	$10,351	$11,187	$10,968
11/16	$10,509	$11,628	$11,207
12/16	$10,556	$11,847	$11,346
01/17	$10,976	$12,085	$11,728
02/17	$11,388	$12,553	$12,215
03/17	$11,540	$12,561	$12,356
04/17	$11,873	$12,694	$12,639
05/17	$12,307	$12,856	$12,968
06/17	$12,328	$12,945	$12,933
07/17	$12,694	$13,202	$13,277
08/17	$12,899	$13,243	$13,521
09/17	$12,913	$13,525	$13,696
10/17	$13,242	$13,835	$14,227
11/17	$13,469	$14,257	$14,659
12/17	$13,468	$14,416	$14,773
01/18	$14,497	$15,207	$15,820
02/18	$14,082	$14,649	$15,405
03/18	$13,813	$14,317	$14,982
04/18	$13,767	$14,365	$15,035
05/18	$14,397	$14,732	$15,694
06/18	$14,439	$14,827	$15,845
07/18	$14,864	$15,339	$16,310
08/18	$15,537	$15,868	$17,202
09/18	$15,657	$15,928	$17,298
10/18	$14,047	$14,801	$15,751
11/18	$14,231	$15,102	$15,918
12/18	$12,879	$13,726	$14,550
01/19	$14,151	$14,877	$15,858
02/19	$14,672	$15,380	$16,425
03/19	$15,014	$15,648	$16,892
04/19	$15,706	$16,280	$17,656
05/19	$14,604	$15,243	$16,540
06/19	$15,749	$16,313	$17,676
07/19	$16,019	$16,566	$18,075
08/19	$15,687	$16,263	$17,937
09/19	$15,731	$16,545	$17,939
10/19	$16,203	$16,895	$18,445
11/19	$16,980	$17,534	$19,263
12/19	$17,507	$18,040	$19,844
01/20	$17,856	$18,060	$20,288
02/20	$16,659	$16,584	$18,906
03/20	$15,131	$14,392	$17,046
04/20	$17,366	$16,294	$19,569
05/20	$18,535	$17,154	$20,883
06/20	$19,429	$17,533	$21,792
07/20	$20,831	$18,560	$23,469
08/20	$23,060	$19,922	$25,890
09/20	$21,981	$19,194	$24,672
10/20	$21,225	$18,731	$23,834
11/20	$23,504	$20,937	$26,275
12/20	$24,596	$21,822	$27,483
01/21	$24,542	$21,642	$27,280
02/21	$25,134	$22,269	$27,273
03/21	$25,209	$23,112	$27,742
04/21	$26,897	$24,356	$29,630
05/21	$26,360	$24,472	$29,220
06/21	$27,667	$25,085	$31,053
07/21	$28,493	$25,606	$32,076
08/21	$29,201	$26,347	$33,276
09/21	$27,620	$25,137	$31,412
10/21	$29,531	$26,881	$34,133
11/21	$28,941	$26,521	$34,341
12/21	$29,287	$27,595	$35,067
01/22	$26,556	$26,039	$32,058
02/22	$25,831	$25,325	$30,696
03/22	$25,892	$26,179	$31,897
04/22	$23,115	$23,846	$28,045
05/22	$22,652	$23,809	$27,393
06/22	$20,822	$21,815	$25,223
07/22	$22,809	$23,847	$28,251
08/22	$21,739	$22,931	$26,935
09/22	$19,523	$20,810	$24,316
10/22	$20,689	$22,479	$25,737
11/22	$22,083	$23,695	$26,910
12/22	$20,593	$22,317	$24,850
01/23	$22,580	$23,813	$26,921
02/23	$21,758	$23,246	$26,601
03/23	$22,752	$23,982	$28,420
04/23	$22,656	$24,279	$28,700
05/23	$23,134	$24,392	$30,008
06/23	$24,433	$26,039	$32,060
07/23	$25,312	$26,935	$33,140
08/23	$24,624	$26,464	$32,843
09/23	$23,268	$25,220	$31,057
10/23	$22,675	$24,610	$30,615
11/23	$25,522	$26,909	$33,952
12/23	$27,031	$28,237	$35,455
01/24	$27,604	$28,631	$36,340
02/24	$28,960	$30,177	$38,819
03/24	$29,342	$31,145	$39,502
04/24	$27,871	$29,819	$37,827
05/24	$29,533	$31,224	$40,091
06/24	$31,441	$32,257	$42,795
07/24	$30,403	$32,726	$42,067
08/24	$31,265	$33,502	$42,943
09/24	$31,950	$34,218	$44,160
10/24	$31,696	$33,979	$44,014
11/24	$33,674	$36,167	$46,868
12/24	$33,642	$35,159	$47,282
01/25	$34,335	$36,278	$48,217
02/25	$33,107	$35,643	$46,485
03/25	$29,739	$33,580	$42,569
04/25	$30,392	$33,381	$43,323
05/25	$32,988	$35,512	$47,156
06/25	$35,142	$37,310	$50,163
07/25	$36,478	$38,139	$52,057
08/25	$36,601	$38,942	$52,639
09/25	$37,978	$40,292	$55,435
10/25	$39,745	$41,161	$57,449
11/25	$39,273	$41,262	$56,407
12/25	$38,789	$41,264	$56,058
01/26	$38,556	$41,832	$55,210
02/26	$36,737	$41,608	$53,356

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.97	7.89	14.58
Class A (including sales charges)	4.58	6.61	13.90
Russell 1000® Index	16.73	13.32	15.32
Russell 1000® Growth Index	14.78	14.36	18.23

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,209,625,976
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 9,139,308
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,209,625,976
Total number of portfolio holdings	43
Management services fees (represents 0.73% of Fund average net assets)	$9,139,308
Portfolio turnover for the reporting period	53%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	14.2%
Technology Hardware, Storage & Peripherals	6.9%
Electronic Manufacturing Services	1.4%
Communications Equipment	1.3%
Other	0.4%

Equity Sector Allocation

Table Summary
Information Technology	44.8%
Consumer Discretionary	14.8%
Communication Services	13.5%
Health Care	10.2%
Industrials	5.9%
Financials	5.4%
Consumer Staples	3.8%
Real Estate	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Microsoft Corp.	10.4%
Alphabet, Inc., Class A	7.6%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	3.1%
Costco Wholesale Corp.	2.8%

Material Fund Change [Text Block]
C000175686
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Growth Opportunity Fund
Class Name		Class R
Trading Symbol		CLGPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$137	1.30%

Expenses Paid, Amount		$ 137
Expense Ratio, Percent		1.30%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Growth Opportunity Fund Class R ($38,010)	Russell 1000® Index ($41,608)	Russell 1000® Growth Index ($53,356)
02/16	$10,000	$10,000	$10,000
03/16	$10,650	$10,697	$10,674
04/16	$10,594	$10,755	$10,577
05/16	$10,968	$10,943	$10,782
06/16	$10,670	$10,968	$10,740
07/16	$11,255	$11,386	$11,247
08/16	$11,199	$11,401	$11,191
09/16	$11,311	$11,410	$11,232
10/16	$10,967	$11,187	$10,968
11/16	$11,133	$11,628	$11,207
12/16	$11,176	$11,847	$11,346
01/17	$11,624	$12,085	$11,728
02/17	$12,057	$12,553	$12,215
03/17	$12,216	$12,561	$12,356
04/17	$12,566	$12,694	$12,639
05/17	$13,022	$12,856	$12,968
06/17	$13,044	$12,945	$12,933
07/17	$13,428	$13,202	$13,277
08/17	$13,643	$13,243	$13,521
09/17	$13,650	$13,525	$13,696
10/17	$13,996	$13,835	$14,227
11/17	$14,226	$14,257	$14,659
12/17	$14,228	$14,416	$14,773
01/18	$15,307	$15,207	$15,820
02/18	$14,864	$14,649	$15,405
03/18	$14,582	$14,317	$14,982
04/18	$14,534	$14,365	$15,035
05/18	$15,194	$14,732	$15,694
06/18	$15,233	$14,827	$15,845
07/18	$15,677	$15,339	$16,310
08/18	$16,390	$15,868	$17,202
09/18	$16,515	$15,928	$17,298
10/18	$14,814	$14,801	$15,751
11/18	$14,998	$15,102	$15,918
12/18	$13,574	$13,726	$14,550
01/19	$14,905	$14,877	$15,858
02/19	$15,459	$15,380	$16,425
03/19	$15,808	$15,648	$16,892
04/19	$16,540	$16,280	$17,656
05/19	$15,379	$15,243	$16,540
06/19	$16,576	$16,313	$17,676
07/19	$16,860	$16,566	$18,075
08/19	$16,503	$16,263	$17,937
09/19	$16,549	$16,545	$17,939
10/19	$17,033	$16,895	$18,445
11/19	$17,847	$17,534	$19,263
12/19	$18,398	$18,040	$19,844
01/20	$18,763	$18,060	$20,288
02/20	$17,501	$16,584	$18,906
03/20	$15,893	$14,392	$17,046
04/20	$18,240	$16,294	$19,569
05/20	$19,463	$17,154	$20,883
06/20	$20,398	$17,533	$21,792
07/20	$21,864	$18,560	$23,469
08/20	$24,195	$19,922	$25,890
09/20	$23,055	$19,194	$24,672
10/20	$22,254	$18,731	$23,834
11/20	$24,648	$20,937	$26,275
12/20	$25,789	$21,822	$27,483
01/21	$25,722	$21,642	$27,280
02/21	$26,351	$22,269	$27,273
03/21	$26,408	$23,112	$27,742
04/21	$28,173	$24,356	$29,630
05/21	$27,610	$24,472	$29,220
06/21	$28,972	$25,085	$31,053
07/21	$29,833	$25,606	$32,076
08/21	$30,571	$26,347	$33,276
09/21	$28,910	$25,137	$31,412
10/21	$30,891	$26,881	$34,133
11/21	$30,276	$26,521	$34,341
12/21	$30,634	$27,595	$35,067
01/22	$27,781	$26,039	$32,058
02/22	$27,011	$25,325	$30,696
03/22	$27,059	$26,179	$31,897
04/22	$24,158	$23,846	$28,045
05/22	$23,661	$23,809	$27,393
06/22	$21,744	$21,815	$25,223
07/22	$23,825	$23,847	$28,251
08/22	$22,696	$22,931	$26,935
09/22	$20,377	$20,810	$24,316
10/22	$21,605	$22,479	$25,737
11/22	$23,033	$23,695	$26,910
12/22	$21,487	$22,317	$24,850
01/23	$23,568	$23,813	$26,921
02/23	$22,696	$23,246	$26,601
03/23	$23,726	$23,982	$28,420
04/23	$23,607	$24,279	$28,700
05/23	$24,103	$24,392	$30,008
06/23	$25,471	$26,039	$32,060
07/23	$26,382	$26,935	$33,140
08/23	$25,649	$26,464	$32,843
09/23	$24,242	$25,220	$31,057
10/23	$23,607	$24,610	$30,615
11/23	$26,561	$26,909	$33,952
12/23	$28,127	$28,237	$35,455
01/24	$28,721	$28,631	$36,340
02/24	$30,129	$30,177	$38,819
03/24	$30,505	$31,145	$39,502
04/24	$28,999	$29,819	$37,827
05/24	$30,704	$31,224	$40,091
06/24	$32,663	$32,257	$42,795
07/24	$31,585	$32,726	$42,067
08/24	$32,500	$33,502	$42,943
09/24	$33,171	$34,218	$44,160
10/24	$32,927	$33,979	$44,014
11/24	$34,959	$36,167	$46,868
12/24	$34,925	$35,159	$47,282
01/25	$35,645	$36,278	$48,217
02/25	$34,350	$35,643	$46,485
03/25	$30,855	$33,580	$42,569
04/25	$31,513	$33,381	$43,323
05/25	$34,206	$35,512	$47,156
06/25	$36,420	$37,310	$50,163
07/25	$37,806	$38,139	$52,057
08/25	$37,934	$38,942	$52,639
09/25	$39,341	$40,292	$55,435
10/25	$41,175	$41,161	$57,449
11/25	$40,684	$41,262	$56,407
12/25	$40,161	$41,264	$56,058
01/26	$39,897	$41,832	$55,210
02/26	$38,010	$41,608	$53,356

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class RFootnote Reference(a)	10.66	7.60	14.29
Russell 1000® Index	16.73	13.32	15.32
Russell 1000® Growth Index	14.78	14.36	18.23

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,209,625,976
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 9,139,308
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,209,625,976
Total number of portfolio holdings	43
Management services fees (represents 0.73% of Fund average net assets)	$9,139,308
Portfolio turnover for the reporting period	53%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	14.2%
Technology Hardware, Storage & Peripherals	6.9%
Electronic Manufacturing Services	1.4%
Communications Equipment	1.3%
Other	0.4%

Equity Sector Allocation

Table Summary
Information Technology	44.8%
Consumer Discretionary	14.8%
Communication Services	13.5%
Health Care	10.2%
Industrials	5.9%
Financials	5.4%
Consumer Staples	3.8%
Real Estate	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Microsoft Corp.	10.4%
Alphabet, Inc., Class A	7.6%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	3.1%
Costco Wholesale Corp.	2.8%

Material Fund Change [Text Block]
C000253707
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Growth Opportunity Fund
Class Name		Class S
Trading Symbol		NFEDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$84	0.80%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Growth Opportunity Fund Class S ($39,116)	Russell 1000® Index ($41,608)	Russell 1000® Growth Index ($53,356)
02/16	$10,000	$10,000	$10,000
03/16	$10,652	$10,697	$10,674
04/16	$10,599	$10,755	$10,577
05/16	$10,975	$10,943	$10,782
06/16	$10,679	$10,968	$10,740
07/16	$11,266	$11,386	$11,247
08/16	$11,213	$11,401	$11,191
09/16	$11,327	$11,410	$11,232
10/16	$10,984	$11,187	$10,968
11/16	$11,152	$11,628	$11,207
12/16	$11,202	$11,847	$11,346
01/17	$11,648	$12,085	$11,728
02/17	$12,085	$12,553	$12,215
03/17	$12,246	$12,561	$12,356
04/17	$12,600	$12,694	$12,639
05/17	$13,060	$12,856	$12,968
06/17	$13,082	$12,945	$12,933
07/17	$13,471	$13,202	$13,277
08/17	$13,688	$13,243	$13,521
09/17	$13,704	$13,525	$13,696
10/17	$14,053	$13,835	$14,227
11/17	$14,294	$14,257	$14,659
12/17	$14,292	$14,416	$14,773
01/18	$15,384	$15,207	$15,820
02/18	$14,944	$14,649	$15,405
03/18	$14,659	$14,317	$14,982
04/18	$14,610	$14,365	$15,035
05/18	$15,278	$14,732	$15,694
06/18	$15,323	$14,827	$15,845
07/18	$15,774	$15,339	$16,310
08/18	$16,487	$15,868	$17,202
09/18	$16,615	$15,928	$17,298
10/18	$14,907	$14,801	$15,751
11/18	$15,102	$15,102	$15,918
12/18	$13,667	$13,726	$14,550
01/19	$15,017	$14,877	$15,858
02/19	$15,570	$15,380	$16,425
03/19	$15,933	$15,648	$16,892
04/19	$16,667	$16,280	$17,656
05/19	$15,498	$15,243	$16,540
06/19	$16,712	$16,313	$17,676
07/19	$17,000	$16,566	$18,075
08/19	$16,647	$16,263	$17,937
09/19	$16,694	$16,545	$17,939
10/19	$17,194	$16,895	$18,445
11/19	$18,019	$17,534	$19,263
12/19	$18,578	$18,040	$19,844
01/20	$18,949	$18,060	$20,288
02/20	$17,678	$16,584	$18,906
03/20	$16,057	$14,392	$17,046
04/20	$18,428	$16,294	$19,569
05/20	$19,669	$17,154	$20,883
06/20	$20,618	$17,533	$21,792
07/20	$22,106	$18,560	$23,469
08/20	$24,472	$19,922	$25,890
09/20	$23,326	$19,194	$24,672
10/20	$22,523	$18,731	$23,834
11/20	$24,943	$20,937	$26,275
12/20	$26,101	$21,822	$27,483
01/21	$26,044	$21,642	$27,280
02/21	$26,672	$22,269	$27,273
03/21	$26,752	$23,112	$27,742
04/21	$28,544	$24,356	$29,630
05/21	$27,973	$24,472	$29,220
06/21	$29,360	$25,085	$31,053
07/21	$30,237	$25,606	$32,076
08/21	$30,988	$26,347	$33,276
09/21	$29,310	$25,137	$31,412
10/21	$31,338	$26,881	$34,133
11/21	$30,712	$26,521	$34,341
12/21	$31,079	$27,595	$35,067
01/22	$28,181	$26,039	$32,058
02/22	$27,411	$25,325	$30,696
03/22	$27,477	$26,179	$31,897
04/22	$24,529	$23,846	$28,045
05/22	$24,038	$23,809	$27,393
06/22	$22,097	$21,815	$25,223
07/22	$24,205	$23,847	$28,251
08/22	$23,070	$22,931	$26,935
09/22	$20,718	$20,810	$24,316
10/22	$21,955	$22,479	$25,737
11/22	$23,435	$23,695	$26,910
12/22	$21,853	$22,317	$24,850
01/23	$23,962	$23,813	$26,921
02/23	$23,090	$23,246	$26,601
03/23	$24,144	$23,982	$28,420
04/23	$24,043	$24,279	$28,700
05/23	$24,550	$24,392	$30,008
06/23	$25,928	$26,039	$32,060
07/23	$26,861	$26,935	$33,140
08/23	$26,131	$26,464	$32,843
09/23	$24,692	$25,220	$31,057
10/23	$24,063	$24,610	$30,615
11/23	$27,084	$26,909	$33,952
12/23	$28,685	$28,237	$35,455
01/24	$29,293	$28,631	$36,340
02/24	$30,733	$30,177	$38,819
03/24	$31,138	$31,145	$39,502
04/24	$29,577	$29,819	$37,827
05/24	$31,341	$31,224	$40,091
06/24	$33,365	$32,257	$42,795
07/24	$32,263	$32,726	$42,067
08/24	$33,178	$33,502	$42,943
09/24	$33,906	$34,218	$44,160
10/24	$33,644	$33,979	$44,014
11/24	$35,750	$36,167	$46,868
12/24	$35,722	$35,159	$47,282
01/25	$36,465	$36,278	$48,217
02/25	$35,168	$35,643	$46,485
03/25	$31,591	$33,580	$42,569
04/25	$32,282	$33,381	$43,323
05/25	$35,065	$35,512	$47,156
06/25	$37,341	$37,310	$50,163
07/25	$38,783	$38,139	$52,057
08/25	$38,926	$38,942	$52,639
09/25	$40,386	$40,292	$55,435
10/25	$42,291	$41,161	$57,449
11/25	$41,793	$41,262	$56,407
12/25	$41,285	$41,264	$56,058
01/26	$41,029	$41,832	$55,210
02/26	$39,116	$41,608	$53,356

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	11.22	7.96	14.61
Russell 1000® Index	16.73	13.32	15.32
Russell 1000® Growth Index	14.78	14.36	18.23

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,209,625,976
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 9,139,308
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,209,625,976
Total number of portfolio holdings	43
Management services fees (represents 0.73% of Fund average net assets)	$9,139,308
Portfolio turnover for the reporting period	53%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	14.2%
Technology Hardware, Storage & Peripherals	6.9%
Electronic Manufacturing Services	1.4%
Communications Equipment	1.3%
Other	0.4%

Equity Sector Allocation

Table Summary
Information Technology	44.8%
Consumer Discretionary	14.8%
Communication Services	13.5%
Health Care	10.2%
Industrials	5.9%
Financials	5.4%
Consumer Staples	3.8%
Real Estate	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Microsoft Corp.	10.4%
Alphabet, Inc., Class A	7.6%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	3.1%
Costco Wholesale Corp.	2.8%

Material Fund Change [Text Block]
C000136868
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Growth Opportunity Fund
Class Name		Institutional 2 Class
Trading Symbol		CADRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$78	0.74%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Growth Opportunity Fund Institutional 2 Class ($40,230)	Russell 1000® Index ($41,608)	Russell 1000® Growth Index ($53,356)
02/16	$10,000	$10,000	$10,000
03/16	$10,653	$10,697	$10,674
04/16	$10,604	$10,755	$10,577
05/16	$10,980	$10,943	$10,782
06/16	$10,684	$10,968	$10,740
07/16	$11,278	$11,386	$11,247
08/16	$11,229	$11,401	$11,191
09/16	$11,347	$11,410	$11,232
10/16	$11,008	$11,187	$10,968
11/16	$11,181	$11,628	$11,207
12/16	$11,227	$11,847	$11,346
01/17	$11,685	$12,085	$11,728
02/17	$12,123	$12,553	$12,215
03/17	$12,290	$12,561	$12,356
04/17	$12,652	$12,694	$12,639
05/17	$13,117	$12,856	$12,968
06/17	$13,137	$12,945	$12,933
07/17	$13,538	$13,202	$13,277
08/17	$13,755	$13,243	$13,521
09/17	$13,776	$13,525	$13,696
10/17	$14,127	$13,835	$14,227
11/17	$14,373	$14,257	$14,659
12/17	$14,376	$14,416	$14,773
01/18	$15,479	$15,207	$15,820
02/18	$15,038	$14,649	$15,405
03/18	$14,758	$14,317	$14,982
04/18	$14,714	$14,365	$15,035
05/18	$15,391	$14,732	$15,694
06/18	$15,438	$14,827	$15,845
07/18	$15,896	$15,339	$16,310
08/18	$16,629	$15,868	$17,202
09/18	$16,759	$15,928	$17,298
10/18	$15,041	$14,801	$15,751
11/18	$15,232	$15,102	$15,918
12/18	$13,798	$13,726	$14,550
01/19	$15,156	$14,877	$15,858
02/19	$15,730	$15,380	$16,425
03/19	$16,093	$15,648	$16,892
04/19	$16,845	$16,280	$17,656
05/19	$15,665	$15,243	$16,540
06/19	$16,894	$16,313	$17,676
07/19	$17,191	$16,566	$18,075
08/19	$16,836	$16,263	$17,937
09/19	$16,886	$16,545	$17,939
10/19	$17,397	$16,895	$18,445
11/19	$18,238	$17,534	$19,263
12/19	$18,810	$18,040	$19,844
01/20	$19,189	$18,060	$20,288
02/20	$17,902	$16,584	$18,906
03/20	$16,263	$14,392	$17,046
04/20	$18,678	$16,294	$19,569
05/20	$19,938	$17,154	$20,883
06/20	$20,907	$17,533	$21,792
07/20	$22,421	$18,560	$23,469
08/20	$24,822	$19,922	$25,890
09/20	$23,664	$19,194	$24,672
10/20	$22,860	$18,731	$23,834
11/20	$25,318	$20,937	$26,275
12/20	$26,507	$21,822	$27,483
01/21	$26,448	$21,642	$27,280
02/21	$27,109	$22,269	$27,273
03/21	$27,188	$23,112	$27,742
04/21	$29,015	$24,356	$29,630
05/21	$28,442	$24,472	$29,220
06/21	$29,867	$25,085	$31,053
07/21	$30,766	$25,606	$32,076
08/21	$31,547	$26,347	$33,276
09/21	$29,835	$25,137	$31,412
10/21	$31,900	$26,881	$34,133
11/21	$31,280	$26,521	$34,341
12/21	$31,663	$27,595	$35,067
01/22	$28,722	$26,039	$32,058
02/22	$27,946	$25,325	$30,696
03/22	$28,013	$26,179	$31,897
04/22	$25,018	$23,846	$28,045
05/22	$24,510	$23,809	$27,393
06/22	$22,536	$21,815	$25,223
07/22	$24,701	$23,847	$28,251
08/22	$23,548	$22,931	$26,935
09/22	$21,161	$20,810	$24,316
10/22	$22,426	$22,479	$25,737
11/22	$23,943	$23,695	$26,910
12/22	$22,331	$22,317	$24,850
01/23	$24,496	$23,813	$26,921
02/23	$23,611	$23,246	$26,601
03/23	$24,685	$23,982	$28,420
04/23	$24,591	$24,279	$28,700
05/23	$25,128	$24,392	$30,008
06/23	$26,535	$26,039	$32,060
07/23	$27,514	$26,935	$33,140
08/23	$26,772	$26,464	$32,843
09/23	$25,302	$25,220	$31,057
10/23	$24,670	$24,610	$30,615
11/23	$27,751	$26,909	$33,952
12/23	$29,411	$28,237	$35,455
01/24	$30,043	$28,631	$36,340
02/24	$31,513	$30,177	$38,819
03/24	$31,939	$31,145	$39,502
04/24	$30,359	$29,819	$37,827
05/24	$32,176	$31,224	$40,091
06/24	$34,244	$32,257	$42,795
07/24	$33,133	$32,726	$42,067
08/24	$34,083	$33,502	$42,943
09/24	$34,824	$34,218	$44,160
10/24	$34,567	$33,979	$44,014
11/24	$36,741	$36,167	$46,868
12/24	$36,714	$35,159	$47,282
01/25	$37,478	$36,278	$48,217
02/25	$36,146	$35,643	$46,485
03/25	$32,474	$33,580	$42,569
04/25	$33,189	$33,381	$43,323
05/25	$36,048	$35,512	$47,156
06/25	$38,399	$37,310	$50,163
07/25	$39,868	$38,139	$52,057
08/25	$40,018	$38,942	$52,639
09/25	$41,538	$40,292	$55,435
10/25	$43,491	$41,161	$57,449
11/25	$42,973	$41,262	$56,407
12/25	$42,447	$41,264	$56,058
01/26	$42,208	$41,832	$55,210
02/26	$40,230	$41,608	$53,356

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	11.30	8.21	14.94
Russell 1000® Index	16.73	13.32	15.32
Russell 1000® Growth Index	14.78	14.36	18.23

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,209,625,976
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 9,139,308
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,209,625,976
Total number of portfolio holdings	43
Management services fees (represents 0.73% of Fund average net assets)	$9,139,308
Portfolio turnover for the reporting period	53%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	14.2%
Technology Hardware, Storage & Peripherals	6.9%
Electronic Manufacturing Services	1.4%
Communications Equipment	1.3%
Other	0.4%

Equity Sector Allocation

Table Summary
Information Technology	44.8%
Consumer Discretionary	14.8%
Communication Services	13.5%
Health Care	10.2%
Industrials	5.9%
Financials	5.4%
Consumer Staples	3.8%
Real Estate	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Microsoft Corp.	10.4%
Alphabet, Inc., Class A	7.6%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	3.1%
Costco Wholesale Corp.	2.8%

Material Fund Change [Text Block]
C000171353
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Growth Opportunity Fund
Class Name		Institutional 3 Class
Trading Symbol		CLRYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$74	0.70%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Growth Opportunity Fund Institutional 3 Class ($40,263)	Russell 1000® Index ($41,608)	Russell 1000® Growth Index ($53,356)
02/16	$10,000	$10,000	$10,000
03/16	$10,652	$10,697	$10,674
04/16	$10,599	$10,755	$10,577
05/16	$10,975	$10,943	$10,782
06/16	$10,679	$10,968	$10,740
07/16	$11,266	$11,386	$11,247
08/16	$11,213	$11,401	$11,191
09/16	$11,327	$11,410	$11,232
10/16	$10,984	$11,187	$10,968
11/16	$11,152	$11,628	$11,207
12/16	$11,202	$11,847	$11,346
01/17	$11,648	$12,085	$11,728
02/17	$12,085	$12,553	$12,215
03/17	$12,253	$12,561	$12,356
04/17	$12,611	$12,694	$12,639
05/17	$13,076	$12,856	$12,968
06/17	$13,104	$12,945	$12,933
07/17	$13,502	$13,202	$13,277
08/17	$13,719	$13,243	$13,521
09/17	$13,740	$13,525	$13,696
10/17	$14,095	$13,835	$14,227
11/17	$14,333	$14,257	$14,659
12/17	$14,339	$14,416	$14,773
01/18	$15,439	$15,207	$15,820
02/18	$14,999	$14,649	$15,405
03/18	$14,718	$14,317	$14,982
04/18	$14,673	$14,365	$15,035
05/18	$15,356	$14,732	$15,694
06/18	$15,398	$14,827	$15,845
07/18	$15,855	$15,339	$16,310
08/18	$16,581	$15,868	$17,202
09/18	$16,723	$15,928	$17,298
10/18	$15,003	$14,801	$15,751
11/18	$15,200	$15,102	$15,918
12/18	$13,766	$13,726	$14,550
01/19	$15,122	$14,877	$15,858
02/19	$15,691	$15,380	$16,425
03/19	$16,059	$15,648	$16,892
04/19	$16,804	$16,280	$17,656
05/19	$15,632	$15,243	$16,540
06/19	$16,854	$16,313	$17,676
07/19	$17,162	$16,566	$18,075
08/19	$16,803	$16,263	$17,937
09/19	$16,854	$16,545	$17,939
10/19	$17,367	$16,895	$18,445
11/19	$18,204	$17,534	$19,263
12/19	$18,771	$18,040	$19,844
01/20	$19,156	$18,060	$20,288
02/20	$17,874	$16,584	$18,906
03/20	$16,244	$14,392	$17,046
04/20	$18,652	$16,294	$19,569
05/20	$19,907	$17,154	$20,883
06/20	$20,876	$17,533	$21,792
07/20	$22,394	$18,560	$23,469
08/20	$24,789	$19,922	$25,890
09/20	$23,630	$19,194	$24,672
10/20	$22,823	$18,731	$23,834
11/20	$25,285	$20,937	$26,275
12/20	$26,465	$21,822	$27,483
01/21	$26,413	$21,642	$27,280
02/21	$27,073	$22,269	$27,273
03/21	$27,155	$23,112	$27,742
04/21	$28,979	$24,356	$29,630
05/21	$28,413	$24,472	$29,220
06/21	$29,826	$25,085	$31,053
07/21	$30,734	$25,606	$32,076
08/21	$31,508	$26,347	$33,276
09/21	$29,803	$25,137	$31,412
10/21	$31,867	$26,881	$34,133
11/21	$31,250	$26,521	$34,341
12/21	$31,628	$27,595	$35,067
01/22	$28,704	$26,039	$32,058
02/22	$27,923	$25,325	$30,696
03/22	$27,980	$26,179	$31,897
04/22	$24,999	$23,846	$28,045
05/22	$24,502	$23,809	$27,393
06/22	$22,519	$21,815	$25,223
07/22	$24,674	$23,847	$28,251
08/22	$23,537	$22,931	$26,935
09/22	$21,145	$20,810	$24,316
10/22	$22,417	$22,479	$25,737
11/22	$23,928	$23,695	$26,910
12/22	$22,333	$22,317	$24,850
01/23	$24,488	$23,813	$26,921
02/23	$23,588	$23,246	$26,601
03/23	$24,691	$23,982	$28,420
04/23	$24,573	$24,279	$28,700
05/23	$25,116	$24,392	$30,008
06/23	$26,541	$26,039	$32,060
07/23	$27,508	$26,935	$33,140
08/23	$26,762	$26,464	$32,843
09/23	$25,302	$25,220	$31,057
10/23	$24,657	$24,610	$30,615
11/23	$27,746	$26,909	$33,952
12/23	$29,409	$28,237	$35,455
01/24	$30,054	$28,631	$36,340
02/24	$31,530	$30,177	$38,819
03/24	$31,938	$31,145	$39,502
04/24	$30,359	$29,819	$37,827
05/24	$32,175	$31,224	$40,091
06/24	$34,260	$32,257	$42,795
07/24	$33,134	$32,726	$42,067
08/24	$34,104	$33,502	$42,943
09/24	$34,832	$34,218	$44,160
10/24	$34,589	$33,979	$44,014
11/24	$36,754	$36,167	$46,868
12/24	$36,743	$35,159	$47,282
01/25	$37,495	$36,278	$48,217
02/25	$36,166	$35,643	$46,485
03/25	$32,495	$33,580	$42,569
04/25	$33,212	$33,381	$43,323
05/25	$36,061	$35,512	$47,156
06/25	$38,433	$37,310	$50,163
07/25	$39,910	$38,139	$52,057
08/25	$40,054	$38,942	$52,639
09/25	$41,566	$40,292	$55,435
10/25	$43,528	$41,161	$57,449
11/25	$43,006	$41,262	$56,407
12/25	$42,492	$41,264	$56,058
01/26	$42,234	$41,832	$55,210
02/26	$40,263	$41,608	$53,356

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	11.33	8.26	14.95
Russell 1000® Index	16.73	13.32	15.32
Russell 1000® Growth Index	14.78	14.36	18.23

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,209,625,976
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 9,139,308
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,209,625,976
Total number of portfolio holdings	43
Management services fees (represents 0.73% of Fund average net assets)	$9,139,308
Portfolio turnover for the reporting period	53%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	14.2%
Technology Hardware, Storage & Peripherals	6.9%
Electronic Manufacturing Services	1.4%
Communications Equipment	1.3%
Other	0.4%

Equity Sector Allocation

Table Summary
Information Technology	44.8%
Consumer Discretionary	14.8%
Communication Services	13.5%
Health Care	10.2%
Industrials	5.9%
Financials	5.4%
Consumer Staples	3.8%
Real Estate	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Microsoft Corp.	10.4%
Alphabet, Inc., Class A	7.6%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	3.1%
Costco Wholesale Corp.	2.8%

Material Fund Change [Text Block]
C000029877
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Growth Opportunity Fund
Class Name		Institutional Class
Trading Symbol		NFEPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$84	0.80%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from relative Fund performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Growth Opportunity Fund Institutional Class ($39,971)	Russell 1000® Index ($41,608)	Russell 1000® Growth Index ($53,356)
02/16	$10,000	$10,000	$10,000
03/16	$10,654	$10,697	$10,674
04/16	$10,604	$10,755	$10,577
05/16	$10,985	$10,943	$10,782
06/16	$10,687	$10,968	$10,740
07/16	$11,280	$11,386	$11,247
08/16	$11,223	$11,401	$11,191
09/16	$11,344	$11,410	$11,232
10/16	$11,008	$11,187	$10,968
11/16	$11,180	$11,628	$11,207
12/16	$11,227	$11,847	$11,346
01/17	$11,680	$12,085	$11,728
02/17	$12,119	$12,553	$12,215
03/17	$12,285	$12,561	$12,356
04/17	$12,645	$12,694	$12,639
05/17	$13,105	$12,856	$12,968
06/17	$13,133	$12,945	$12,933
07/17	$13,526	$13,202	$13,277
08/17	$13,744	$13,243	$13,521
09/17	$13,766	$13,525	$13,696
10/17	$14,115	$13,835	$14,227
11/17	$14,362	$14,257	$14,659
12/17	$14,364	$14,416	$14,773
01/18	$15,462	$15,207	$15,820
02/18	$15,020	$14,649	$15,405
03/18	$14,738	$14,317	$14,982
04/18	$14,692	$14,365	$15,035
05/18	$15,378	$14,732	$15,694
06/18	$15,418	$14,827	$15,845
07/18	$15,870	$15,339	$16,310
08/18	$16,599	$15,868	$17,202
09/18	$16,734	$15,928	$17,298
10/18	$15,014	$14,801	$15,751
11/18	$15,212	$15,102	$15,918
12/18	$13,770	$13,726	$14,550
01/19	$15,133	$14,877	$15,858
02/19	$15,697	$15,380	$16,425
03/19	$16,058	$15,648	$16,892
04/19	$16,807	$16,280	$17,656
05/19	$15,629	$15,243	$16,540
06/19	$16,858	$16,313	$17,676
07/19	$17,158	$16,566	$18,075
08/19	$16,798	$16,263	$17,937
09/19	$16,849	$16,545	$17,939
10/19	$17,356	$16,895	$18,445
11/19	$18,197	$17,534	$19,263
12/19	$18,768	$18,040	$19,844
01/20	$19,145	$18,060	$20,288
02/20	$17,856	$16,584	$18,906
03/20	$16,226	$14,392	$17,046
04/20	$18,630	$16,294	$19,569
05/20	$19,891	$17,154	$20,883
06/20	$20,847	$17,533	$21,792
07/20	$22,365	$18,560	$23,469
08/20	$24,755	$19,922	$25,890
09/20	$23,599	$19,194	$24,672
10/20	$22,796	$18,731	$23,834
11/20	$25,244	$20,937	$26,275
12/20	$26,432	$21,822	$27,483
01/21	$26,369	$21,642	$27,280
02/21	$27,023	$22,269	$27,273
03/21	$27,095	$23,112	$27,742
04/21	$28,921	$24,356	$29,630
05/21	$28,351	$24,472	$29,220
06/21	$29,761	$25,085	$31,053
07/21	$30,664	$25,606	$32,076
08/21	$31,432	$26,347	$33,276
09/21	$29,739	$25,137	$31,412
10/21	$31,793	$26,881	$34,133
11/21	$31,161	$26,521	$34,341
12/21	$31,551	$27,595	$35,067
01/22	$28,618	$26,039	$32,058
02/22	$27,831	$25,325	$30,696
03/22	$27,903	$26,179	$31,897
04/22	$24,926	$23,846	$28,045
05/22	$24,426	$23,809	$27,393
06/22	$22,459	$21,815	$25,223
07/22	$24,602	$23,847	$28,251
08/22	$23,453	$22,931	$26,935
09/22	$21,070	$20,810	$24,316
10/22	$22,339	$22,479	$25,737
11/22	$23,830	$23,695	$26,910
12/22	$22,236	$22,317	$24,850
01/23	$24,396	$23,813	$26,921
02/23	$23,505	$23,246	$26,601
03/23	$24,585	$23,982	$28,420
04/23	$24,482	$24,279	$28,700
05/23	$25,013	$24,392	$30,008
06/23	$26,419	$26,039	$32,060
07/23	$27,379	$26,935	$33,140
08/23	$26,642	$26,464	$32,843
09/23	$25,185	$25,220	$31,057
10/23	$24,550	$24,610	$30,615
11/23	$27,619	$26,909	$33,952
12/23	$29,265	$28,237	$35,455
01/24	$29,899	$28,631	$36,340
02/24	$31,374	$30,177	$38,819
03/24	$31,785	$31,145	$39,502
04/24	$30,208	$29,819	$37,827
05/24	$32,008	$31,224	$40,091
06/24	$34,080	$32,257	$42,795
07/24	$32,960	$32,726	$42,067
08/24	$33,923	$33,502	$42,943
09/24	$34,641	$34,218	$44,160
10/24	$34,395	$33,979	$44,014
11/24	$36,548	$36,167	$46,868
12/24	$36,519	$35,159	$47,282
01/25	$37,279	$36,278	$48,217
02/25	$35,954	$35,643	$46,485
03/25	$32,297	$33,580	$42,569
04/25	$33,003	$33,381	$43,323
05/25	$35,848	$35,512	$47,156
06/25	$38,175	$37,310	$50,163
07/25	$39,649	$38,139	$52,057
08/25	$39,795	$38,942	$52,639
09/25	$41,288	$40,292	$55,435
10/25	$43,236	$41,161	$57,449
11/25	$42,726	$41,262	$56,407
12/25	$42,207	$41,264	$56,058
01/26	$41,946	$41,832	$55,210
02/26	$39,971	$41,608	$53,356

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	11.17	8.14	14.86
Russell 1000® Index	16.73	13.32	15.32
Russell 1000® Growth Index	14.78	14.36	18.23

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 1,209,625,976
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 9,139,308
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,209,625,976
Total number of portfolio holdings	43
Management services fees (represents 0.73% of Fund average net assets)	$9,139,308
Portfolio turnover for the reporting period	53%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	14.2%
Technology Hardware, Storage & Peripherals	6.9%
Electronic Manufacturing Services	1.4%
Communications Equipment	1.3%
Other	0.4%

Equity Sector Allocation

Table Summary
Information Technology	44.8%
Consumer Discretionary	14.8%
Communication Services	13.5%
Health Care	10.2%
Industrials	5.9%
Financials	5.4%
Consumer Staples	3.8%
Real Estate	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Microsoft Corp.	10.4%
Alphabet, Inc., Class A	7.6%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	3.1%
Costco Wholesale Corp.	2.8%

Material Fund Change [Text Block]
C000030051
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Index Fund
Class Name		Class A
Trading Symbol		NEIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$49	0.45%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in NVIDIA, a developer and provider of AI solutions for various applications; Alphabet, the parent company of Google; Microsoft, a leading developer of computer software, operating systems and applications; Broadcom, a semiconductor company; and JPMorgan Chase, one of the world’s largest diversified banking and financial institutions, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors on an absolute basis.

Individual holdings | Fund positions in UnitedHealth Group, a managed health care and health insurance company; Fiserv, a financial technology and payments processing company; Accenture, a technology consulting company; Salesforce, a cloud-based enterprise software company; and Adobe, a cloud‑based application software and digital experience provider, were among the top absolute detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Index Fund Class A ($40,388)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,675	$10,678
04/16	$10,713	$10,720
05/16	$10,899	$10,912
06/16	$10,925	$10,941
07/16	$11,322	$11,344
08/16	$11,336	$11,360
09/16	$11,333	$11,362
10/16	$11,119	$11,155
11/16	$11,528	$11,568
12/16	$11,752	$11,797
01/17	$11,969	$12,020
02/17	$12,440	$12,498
03/17	$12,451	$12,512
04/17	$12,573	$12,641
05/17	$12,746	$12,818
06/17	$12,820	$12,898
07/17	$13,078	$13,164
08/17	$13,114	$13,204
09/17	$13,381	$13,476
10/17	$13,687	$13,791
11/17	$14,101	$14,214
12/17	$14,255	$14,372
01/18	$15,066	$15,195
02/18	$14,505	$14,635
03/18	$14,131	$14,263
04/18	$14,180	$14,317
05/18	$14,513	$14,662
06/18	$14,598	$14,753
07/18	$15,136	$15,302
08/18	$15,622	$15,800
09/18	$15,705	$15,890
10/18	$14,624	$14,804
11/18	$14,917	$15,106
12/18	$13,564	$13,742
01/19	$14,646	$14,843
02/19	$15,112	$15,320
03/19	$15,400	$15,617
04/19	$16,017	$16,250
05/19	$14,994	$15,217
06/19	$16,045	$16,289
07/19	$16,269	$16,523
08/19	$16,005	$16,262
09/19	$16,299	$16,566
10/19	$16,645	$16,925
11/19	$17,243	$17,539
12/19	$17,757	$18,069
01/20	$17,743	$18,061
02/20	$16,276	$16,575
03/20	$14,259	$14,527
04/20	$16,082	$16,390
05/20	$16,842	$17,170
06/20	$17,169	$17,512
07/20	$18,130	$18,499
08/20	$19,425	$19,829
09/20	$18,679	$19,076
10/20	$18,173	$18,568
11/20	$20,157	$20,601
12/20	$20,924	$21,393
01/21	$20,704	$21,177
02/21	$21,270	$21,761
03/21	$22,194	$22,714
04/21	$23,367	$23,926
05/21	$23,523	$24,093
06/21	$24,063	$24,656
07/21	$24,626	$25,241
08/21	$25,363	$26,009
09/21	$24,175	$24,799
10/21	$25,860	$26,537
11/21	$25,671	$26,353
12/21	$26,810	$27,534
01/22	$25,410	$26,109
02/22	$24,644	$25,327
03/22	$25,550	$26,268
04/22	$23,315	$23,977
05/22	$23,345	$24,021
06/22	$21,415	$22,038
07/22	$23,379	$24,070
08/22	$22,418	$23,089
09/22	$20,347	$20,962
10/22	$21,999	$22,659
11/22	$23,223	$23,926
12/22	$21,878	$22,547
01/23	$23,241	$23,964
02/23	$22,668	$23,379
03/23	$23,488	$24,238
04/23	$23,849	$24,616
05/23	$23,943	$24,723
06/23	$25,516	$26,357
07/23	$26,327	$27,203
08/23	$25,899	$26,770
09/23	$24,654	$25,494
10/23	$24,123	$24,958
11/23	$26,317	$27,237
12/23	$27,502	$28,474
01/24	$27,954	$28,953
02/24	$29,437	$30,499
03/24	$30,375	$31,480
04/24	$29,119	$30,194
05/24	$30,553	$31,692
06/24	$31,639	$32,829
07/24	$32,010	$33,228
08/24	$32,774	$34,034
09/24	$33,462	$34,761
10/24	$33,145	$34,446
11/24	$35,078	$36,468
12/24	$34,225	$35,599
01/25	$35,166	$36,590
02/25	$34,687	$36,113
03/25	$32,718	$34,078
04/25	$32,484	$33,847
05/25	$34,518	$35,977
06/25	$36,257	$37,807
07/25	$37,057	$38,655
08/25	$37,798	$39,439
09/25	$39,162	$40,878
10/25	$40,060	$41,835
11/25	$40,145	$41,938
12/25	$40,147	$41,964
01/26	$40,712	$42,572
02/26	$40,388	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	16.43	13.68	14.98
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 3,017,509,210
Holdings Count | Holding		506
Advisory Fees Paid, Amount		$ 6,165,959
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,017,509,210
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$6,165,959
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	31.9%
Financials	12.3%
Communication Services	10.4%
Consumer Discretionary	9.8%
Health Care	9.7%
Industrials	9.1%
Consumer Staples	5.4%
Energy	3.4%
Utilities	2.5%
Materials	2.1%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.2%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]
C000122593
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Index Fund
Class Name		Institutional 2 Class
Trading Symbol		CLXRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in NVIDIA, a developer and provider of AI solutions for various applications; Alphabet, the parent company of Google; Microsoft, a leading developer of computer software, operating systems and applications; Broadcom, a semiconductor company; and JPMorgan Chase, one of the world’s largest diversified banking and financial institutions, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors on an absolute basis.

Individual holdings | Fund positions in UnitedHealth Group, a managed health care and health insurance company; Fiserv, a financial technology and payments processing company; Accenture, a technology consulting company; Salesforce, a cloud-based enterprise software company; and Adobe, a cloud‑based application software and digital experience provider, were among the top absolute detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Index Fund Institutional 2 Class ($41,416)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,676	$10,678
04/16	$10,716	$10,720
05/16	$10,907	$10,912
06/16	$10,934	$10,941
07/16	$11,336	$11,344
08/16	$11,349	$11,360
09/16	$11,349	$11,362
10/16	$11,139	$11,155
11/16	$11,551	$11,568
12/16	$11,778	$11,797
01/17	$11,998	$12,020
02/17	$12,473	$12,498
03/17	$12,484	$12,512
04/17	$12,611	$12,641
05/17	$12,787	$12,818
06/17	$12,864	$12,898
07/17	$13,127	$13,164
08/17	$13,166	$13,204
09/17	$13,434	$13,476
10/17	$13,746	$13,791
11/17	$14,165	$14,214
12/17	$14,322	$14,372
01/18	$15,139	$15,195
02/18	$14,577	$14,635
03/18	$14,205	$14,263
04/18	$14,256	$14,317
05/18	$14,597	$14,662
06/18	$14,683	$14,753
07/18	$15,229	$15,302
08/18	$15,722	$15,800
09/18	$15,809	$15,890
10/18	$14,724	$14,804
11/18	$15,021	$15,106
12/18	$13,663	$13,742
01/19	$14,754	$14,843
02/19	$15,226	$15,320
03/19	$15,520	$15,617
04/19	$16,147	$16,250
05/19	$15,115	$15,217
06/19	$16,180	$16,289
07/19	$16,408	$16,523
08/19	$16,147	$16,262
09/19	$16,447	$16,566
10/19	$16,799	$16,925
11/19	$17,408	$17,539
12/19	$17,930	$18,069
01/20	$17,919	$18,061
02/20	$16,440	$16,575
03/20	$14,408	$14,527
04/20	$16,253	$16,390
05/20	$17,023	$17,170
06/20	$17,357	$17,512
07/20	$18,334	$18,499
08/20	$19,647	$19,829
09/20	$18,897	$19,076
10/20	$18,390	$18,568
11/20	$20,401	$20,601
12/20	$21,181	$21,393
01/21	$20,961	$21,177
02/21	$21,538	$21,761
03/21	$22,476	$22,714
04/21	$23,672	$23,926
05/21	$23,834	$24,093
06/21	$24,386	$24,656
07/21	$24,961	$25,241
08/21	$25,719	$26,009
09/21	$24,516	$24,799
10/21	$26,229	$26,537
11/21	$26,043	$26,353
12/21	$27,207	$27,534
01/22	$25,793	$26,109
02/22	$25,017	$25,327
03/22	$25,944	$26,268
04/22	$23,676	$23,977
05/22	$23,715	$24,021
06/22	$21,757	$22,038
07/22	$23,760	$24,070
08/22	$22,786	$23,089
09/22	$20,683	$20,962
10/22	$22,373	$22,659
11/22	$23,619	$23,926
12/22	$22,255	$22,547
01/23	$23,651	$23,964
02/23	$23,068	$23,379
03/23	$23,909	$24,238
04/23	$24,279	$24,616
05/23	$24,381	$24,723
06/23	$25,993	$26,357
07/23	$26,821	$27,203
08/23	$26,389	$26,770
09/23	$25,124	$25,494
10/23	$24,592	$24,958
11/23	$26,836	$27,237
12/23	$28,050	$28,474
01/24	$28,517	$28,953
02/24	$30,034	$30,499
03/24	$30,994	$31,480
04/24	$29,721	$30,194
05/24	$31,190	$31,692
06/24	$32,308	$32,829
07/24	$32,694	$33,228
08/24	$33,478	$34,034
09/24	$34,187	$34,761
10/24	$33,870	$34,446
11/24	$35,852	$36,468
12/24	$34,992	$35,599
01/25	$35,957	$36,590
02/25	$35,480	$36,113
03/25	$33,475	$34,078
04/25	$33,239	$33,847
05/25	$35,325	$35,977
06/25	$37,119	$37,807
07/25	$37,940	$38,655
08/25	$38,704	$39,439
09/25	$40,110	$40,878
10/25	$41,040	$41,835
11/25	$41,137	$41,938
12/25	$41,152	$41,964
01/26	$41,739	$42,572
02/26	$41,416	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	16.73	13.97	15.27
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 3,017,509,210
Holdings Count | Holding		506
Advisory Fees Paid, Amount		$ 6,165,959
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,017,509,210
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$6,165,959
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	31.9%
Financials	12.3%
Communication Services	10.4%
Consumer Discretionary	9.8%
Health Care	9.7%
Industrials	9.1%
Consumer Staples	5.4%
Energy	3.4%
Utilities	2.5%
Materials	2.1%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.2%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]
C000173199
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Index Fund
Class Name		Institutional 3 Class
Trading Symbol		CLPYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in NVIDIA, a developer and provider of AI solutions for various applications; Alphabet, the parent company of Google; Microsoft, a leading developer of computer software, operating systems and applications; Broadcom, a semiconductor company; and JPMorgan Chase, one of the world’s largest diversified banking and financial institutions, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors on an absolute basis.

Individual holdings | Fund positions in UnitedHealth Group, a managed health care and health insurance company; Fiserv, a financial technology and payments processing company; Accenture, a technology consulting company; Salesforce, a cloud-based enterprise software company; and Adobe, a cloud‑based application software and digital experience provider, were among the top absolute detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Index Fund Institutional 3 Class ($41,424)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,677	$10,678
04/16	$10,717	$10,720
05/16	$10,908	$10,912
06/16	$10,933	$10,941
07/16	$11,337	$11,344
08/16	$11,350	$11,360
09/16	$11,350	$11,362
10/16	$11,140	$11,155
11/16	$11,550	$11,568
12/16	$11,777	$11,797
01/17	$11,997	$12,020
02/17	$12,472	$12,498
03/17	$12,487	$12,512
04/17	$12,612	$12,641
05/17	$12,788	$12,818
06/17	$12,867	$12,898
07/17	$13,129	$13,164
08/17	$13,168	$13,204
09/17	$13,438	$13,476
10/17	$13,748	$13,791
11/17	$14,167	$14,214
12/17	$14,322	$14,372
01/18	$15,143	$15,195
02/18	$14,579	$14,635
03/18	$14,209	$14,263
04/18	$14,258	$14,317
05/18	$14,600	$14,662
06/18	$14,688	$14,753
07/18	$15,232	$15,302
08/18	$15,725	$15,800
09/18	$15,812	$15,890
10/18	$14,727	$14,804
11/18	$15,025	$15,106
12/18	$13,665	$13,742
01/19	$14,758	$14,843
02/19	$15,229	$15,320
03/19	$15,526	$15,617
04/19	$16,150	$16,250
05/19	$15,121	$15,217
06/19	$16,184	$16,289
07/19	$16,416	$16,523
08/19	$16,154	$16,262
09/19	$16,453	$16,566
10/19	$16,807	$16,925
11/19	$17,415	$17,539
12/19	$17,935	$18,069
01/20	$17,928	$18,061
02/20	$16,446	$16,575
03/20	$14,411	$14,527
04/20	$16,256	$16,390
05/20	$17,028	$17,170
06/20	$17,363	$17,512
07/20	$18,339	$18,499
08/20	$19,655	$19,829
09/20	$18,903	$19,076
10/20	$18,397	$18,568
11/20	$20,407	$20,601
12/20	$21,186	$21,393
01/21	$20,969	$21,177
02/21	$21,545	$21,761
03/21	$22,484	$22,714
04/21	$23,682	$23,926
05/21	$23,842	$24,093
06/21	$24,397	$24,656
07/21	$24,970	$25,241
08/21	$25,726	$26,009
09/21	$24,523	$24,799
10/21	$26,240	$26,537
11/21	$26,050	$26,353
12/21	$27,217	$27,534
01/22	$25,803	$26,109
02/22	$25,029	$25,327
03/22	$25,952	$26,268
04/22	$23,687	$23,977
05/22	$23,723	$24,021
06/22	$21,765	$22,038
07/22	$23,766	$24,070
08/22	$22,794	$23,089
09/22	$20,688	$20,962
10/22	$22,376	$22,659
11/22	$23,623	$23,926
12/22	$22,257	$22,547
01/23	$23,657	$23,964
02/23	$23,075	$23,379
03/23	$23,917	$24,238
04/23	$24,285	$24,616
05/23	$24,387	$24,723
06/23	$25,998	$26,357
07/23	$26,827	$27,203
08/23	$26,394	$26,770
09/23	$25,132	$25,494
10/23	$24,599	$24,958
11/23	$26,843	$27,237
12/23	$28,057	$28,474
01/24	$28,521	$28,953
02/24	$30,043	$30,499
03/24	$30,999	$31,480
04/24	$29,729	$30,194
05/24	$31,201	$31,692
06/24	$32,312	$32,829
07/24	$32,698	$33,228
08/24	$33,492	$34,034
09/24	$34,200	$34,761
10/24	$33,883	$34,446
11/24	$35,867	$36,468
12/24	$34,998	$35,599
01/25	$35,967	$36,590
02/25	$35,492	$36,113
03/25	$33,482	$34,078
04/25	$33,245	$33,847
05/25	$35,333	$35,977
06/25	$37,125	$37,807
07/25	$37,947	$38,655
08/25	$38,714	$39,439
09/25	$40,118	$40,878
10/25	$41,050	$41,835
11/25	$41,146	$41,938
12/25	$41,155	$41,964
01/26	$41,748	$42,572
02/26	$41,424	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	16.71	13.97	15.27
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 3,017,509,210
Holdings Count | Holding		506
Advisory Fees Paid, Amount		$ 6,165,959
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,017,509,210
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$6,165,959
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	31.9%
Financials	12.3%
Communication Services	10.4%
Consumer Discretionary	9.8%
Health Care	9.7%
Industrials	9.1%
Consumer Staples	5.4%
Energy	3.4%
Utilities	2.5%
Materials	2.1%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.2%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]
C000030053
Shareholder Report [Line Items]
Fund Name		Columbia Large Cap Index Fund
Class Name		Institutional Class
Trading Symbol		NINDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in NVIDIA, a developer and provider of AI solutions for various applications; Alphabet, the parent company of Google; Microsoft, a leading developer of computer software, operating systems and applications; Broadcom, a semiconductor company; and JPMorgan Chase, one of the world’s largest diversified banking and financial institutions, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors on an absolute basis.

Individual holdings | Fund positions in UnitedHealth Group, a managed health care and health insurance company; Fiserv, a financial technology and payments processing company; Accenture, a technology consulting company; Salesforce, a cloud-based enterprise software company; and Adobe, a cloud‑based application software and digital experience provider, were among the top absolute detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Large Cap Index Fund Institutional Class ($41,410)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,677	$10,678
04/16	$10,717	$10,720
05/16	$10,908	$10,912
06/16	$10,933	$10,941
07/16	$11,337	$11,344
08/16	$11,350	$11,360
09/16	$11,350	$11,362
10/16	$11,140	$11,155
11/16	$11,550	$11,568
12/16	$11,777	$11,797
01/17	$11,997	$12,020
02/17	$12,472	$12,498
03/17	$12,483	$12,512
04/17	$12,610	$12,641
05/17	$12,786	$12,818
06/17	$12,864	$12,898
07/17	$13,127	$13,164
08/17	$13,163	$13,204
09/17	$13,435	$13,476
10/17	$13,746	$13,791
11/17	$14,165	$14,214
12/17	$14,321	$14,372
01/18	$15,138	$15,195
02/18	$14,577	$14,635
03/18	$14,203	$14,263
04/18	$14,255	$14,317
05/18	$14,597	$14,662
06/18	$14,684	$14,753
07/18	$15,229	$15,302
08/18	$15,720	$15,800
09/18	$15,809	$15,890
10/18	$14,723	$14,804
11/18	$15,022	$15,106
12/18	$13,662	$13,742
01/19	$14,753	$14,843
02/19	$15,227	$15,320
03/19	$15,518	$15,617
04/19	$16,145	$16,250
05/19	$15,117	$15,217
06/19	$16,179	$16,289
07/19	$16,410	$16,523
08/19	$16,146	$16,262
09/19	$16,447	$16,566
10/19	$16,801	$16,925
11/19	$17,406	$17,539
12/19	$17,930	$18,069
01/20	$17,919	$18,061
02/20	$16,440	$16,575
03/20	$14,406	$14,527
04/20	$16,253	$16,390
05/20	$17,022	$17,170
06/20	$17,358	$17,512
07/20	$18,334	$18,499
08/20	$19,648	$19,829
09/20	$18,895	$19,076
10/20	$18,388	$18,568
11/20	$20,400	$20,601
12/20	$21,180	$21,393
01/21	$20,963	$21,177
02/21	$21,540	$21,761
03/21	$22,476	$22,714
04/21	$23,674	$23,926
05/21	$23,835	$24,093
06/21	$24,386	$24,656
07/21	$24,960	$25,241
08/21	$25,717	$26,009
09/21	$24,514	$24,799
10/21	$26,229	$26,537
11/21	$26,043	$26,353
12/21	$27,206	$27,534
01/22	$25,792	$26,109
02/22	$25,018	$25,327
03/22	$25,942	$26,268
04/22	$23,675	$23,977
05/22	$23,714	$24,021
06/22	$21,755	$22,038
07/22	$23,761	$24,070
08/22	$22,783	$23,089
09/22	$20,685	$20,962
10/22	$22,371	$22,659
11/22	$23,617	$23,926
12/22	$22,255	$22,547
01/23	$23,650	$23,964
02/23	$23,067	$23,379
03/23	$23,909	$24,238
04/23	$24,277	$24,616
05/23	$24,382	$24,723
06/23	$25,993	$26,357
07/23	$26,821	$27,203
08/23	$26,389	$26,770
09/23	$25,123	$25,494
10/23	$24,593	$24,958
11/23	$26,831	$27,237
12/23	$28,049	$28,474
01/24	$28,512	$28,953
02/24	$30,030	$30,499
03/24	$30,994	$31,480
04/24	$29,720	$30,194
05/24	$31,190	$31,692
06/24	$32,304	$32,829
07/24	$32,690	$33,228
08/24	$33,478	$34,034
09/24	$34,189	$34,761
10/24	$33,869	$34,446
11/24	$35,854	$36,468
12/24	$34,993	$35,599
01/25	$35,956	$36,590
02/25	$35,478	$36,113
03/25	$33,469	$34,078
04/25	$33,238	$33,847
05/25	$35,324	$35,977
06/25	$37,115	$37,807
07/25	$37,943	$38,655
08/25	$38,705	$39,439
09/25	$40,109	$40,878
10/25	$41,043	$41,835
11/25	$41,135	$41,938
12/25	$41,151	$41,964
01/26	$41,737	$42,572
02/26	$41,410	$42,249

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	16.72	13.97	15.27
S&P 500® Index	16.99	14.19	15.50

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 3,017,509,210
Holdings Count | Holding		506
Advisory Fees Paid, Amount		$ 6,165,959
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$3,017,509,210
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$6,165,959
Portfolio turnover for the reporting period	5%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	31.9%
Financials	12.3%
Communication Services	10.4%
Consumer Discretionary	9.8%
Health Care	9.7%
Industrials	9.1%
Consumer Staples	5.4%
Energy	3.4%
Utilities	2.5%
Materials	2.1%
Other	2.0%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	7.2%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]
C000030054
Shareholder Report [Line Items]
Fund Name		Columbia Mid Cap Index Fund
Class Name		Class A
Trading Symbol		NTIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$49	0.45%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Lumentum, an optical and photonics components manufacturer; Coherent Corp., a photonics, lasers, and advanced materials technology manufacturer; Ciena Corporation, an optical networking equipment and software company; Comfort Systems USA, a mechanical and electrical contracting services company; and Curtiss-Wright, an aerospace, defense, and industrial technology manufacturer, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Berry Global, a global packaging and materials manufacturing company; Sarepta, a biotechnology company focused on rare diseases; Nutanix, an enterprise cloud infrastructure software company; Duolingo, an education technology software company; and Pinnacle Financial, a regional commercial bank and financial services firm, were among the top absolute detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Mid Cap Index Fund Class A ($29,955)	Russell 3000® Index ($40,728)	S&P MidCap 400® Index ($31,364)
02/16	$10,000	$10,000	$10,000
03/16	$10,847	$10,704	$10,852
04/16	$10,975	$10,770	$10,984
05/16	$11,224	$10,963	$11,238
06/16	$11,271	$10,986	$11,285
07/16	$11,746	$11,422	$11,769
08/16	$11,799	$11,451	$11,828
09/16	$11,723	$11,469	$11,753
10/16	$11,401	$11,221	$11,438
11/16	$12,313	$11,723	$12,354
12/16	$12,579	$11,952	$12,624
01/17	$12,783	$12,176	$12,836
02/17	$13,110	$12,629	$13,173
03/17	$13,052	$12,638	$13,122
04/17	$13,159	$12,772	$13,231
05/17	$13,085	$12,903	$13,167
06/17	$13,296	$13,019	$13,380
07/17	$13,404	$13,264	$13,498
08/17	$13,197	$13,290	$13,291
09/17	$13,709	$13,614	$13,811
10/17	$14,014	$13,911	$14,124
11/17	$14,525	$14,334	$14,643
12/17	$14,552	$14,477	$14,675
01/18	$14,965	$15,240	$15,097
02/18	$14,288	$14,678	$14,428
03/18	$14,420	$14,384	$14,562
04/18	$14,376	$14,438	$14,524
05/18	$14,957	$14,846	$15,123
06/18	$15,019	$14,943	$15,187
07/18	$15,275	$15,439	$15,455
08/18	$15,763	$15,981	$15,948
09/18	$15,577	$16,008	$15,774
10/18	$14,088	$14,829	$14,268
11/18	$14,522	$15,126	$14,713
12/18	$12,868	$13,718	$13,048
01/19	$14,208	$14,896	$14,413
02/19	$14,811	$15,419	$15,024
03/19	$14,725	$15,645	$14,939
04/19	$15,309	$16,269	$15,540
05/19	$14,084	$15,216	$14,301
06/19	$15,156	$16,285	$15,394
07/19	$15,331	$16,527	$15,577
08/19	$14,677	$16,190	$14,923
09/19	$15,126	$16,475	$15,381
10/19	$15,283	$16,829	$15,554
11/19	$15,732	$17,469	$16,017
12/19	$16,170	$17,973	$16,467
01/20	$15,745	$17,954	$16,037
02/20	$14,237	$16,484	$14,515
03/20	$11,343	$14,217	$11,576
04/20	$12,952	$16,100	$13,218
05/20	$13,893	$16,961	$14,185
06/20	$14,068	$17,349	$14,363
07/20	$14,713	$18,334	$15,025
08/20	$15,220	$19,662	$15,553
09/20	$14,723	$18,946	$15,048
10/20	$15,030	$18,537	$15,375
11/20	$17,176	$20,792	$17,570
12/20	$18,287	$21,728	$18,716
01/21	$18,556	$21,631	$18,998
02/21	$19,808	$22,307	$20,290
03/21	$20,724	$23,107	$21,237
04/21	$21,652	$24,298	$22,194
05/21	$21,686	$24,409	$22,237
06/21	$21,452	$25,010	$22,009
07/21	$21,523	$25,433	$22,085
08/21	$21,933	$26,159	$22,516
09/21	$21,053	$24,985	$21,622
10/21	$22,285	$26,675	$22,894
11/21	$21,628	$26,269	$22,222
12/21	$22,714	$27,303	$23,350
01/22	$21,064	$25,697	$21,667
02/22	$21,288	$25,049	$21,908
03/22	$21,579	$25,862	$22,212
04/22	$20,034	$23,541	$20,633
05/22	$20,180	$23,509	$20,787
06/22	$18,242	$21,543	$18,788
07/22	$20,210	$23,564	$20,826
08/22	$19,568	$22,684	$20,180
09/22	$17,767	$20,581	$18,325
10/22	$19,624	$22,269	$20,252
11/22	$20,824	$23,431	$21,491
12/22	$19,649	$22,059	$20,301
01/23	$21,463	$23,578	$22,174
02/23	$21,065	$23,027	$21,772
03/23	$20,386	$23,643	$21,074
04/23	$20,210	$23,895	$20,908
05/23	$19,561	$23,988	$20,242
06/23	$21,338	$25,626	$22,096
07/23	$22,220	$26,544	$23,007
08/23	$21,566	$26,032	$22,342
09/23	$20,426	$24,792	$21,167
10/23	$19,331	$24,135	$20,038
11/23	$20,973	$26,385	$21,742
12/23	$22,788	$27,785	$23,638
01/24	$22,389	$28,093	$23,233
02/24	$23,714	$29,613	$24,613
03/24	$25,038	$30,569	$25,990
04/24	$23,522	$29,224	$24,426
05/24	$24,544	$30,604	$25,498
06/24	$24,150	$31,552	$25,095
07/24	$25,533	$32,138	$26,552
08/24	$25,516	$32,838	$26,531
09/24	$25,796	$33,517	$26,838
10/24	$25,598	$33,271	$26,648
11/24	$27,854	$35,484	$28,996
12/24	$25,843	$34,400	$26,930
01/25	$26,833	$35,486	$27,967
02/25	$25,666	$34,806	$26,751
03/25	$24,252	$32,775	$25,287
04/25	$23,686	$32,556	$24,718
05/25	$24,959	$34,619	$26,052
06/25	$25,849	$36,378	$26,984
07/25	$26,249	$37,179	$27,421
08/25	$27,139	$38,039	$28,352
09/25	$27,248	$39,352	$28,482
10/25	$27,121	$40,196	$28,349
11/25	$27,666	$40,306	$28,929
12/25	$27,676	$40,298	$28,950
01/26	$28,777	$40,923	$30,123
02/26	$29,955	$40,728	$31,364

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	16.71	8.62	11.60
Russell 3000® Index	17.02	12.80	15.08
S&P MidCap 400® Index	17.24	9.10	12.11

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,578,939,466
Holdings Count | Holding		402
Advisory Fees Paid, Amount		$ 4,949,801
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,578,939,466
Total number of portfolio holdings	402
Management services fees (represents 0.20% of Fund average net assets)	$4,949,801
Portfolio turnover for the reporting period	16%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	25.2%
Financials	14.3%
Information Technology	13.9%
Consumer Discretionary	11.0%
Health Care	8.5%
Real Estate	6.5%
Materials	5.7%
Energy	4.5%
Consumer Staples	4.4%
Utilities	3.2%
Other	1.5%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lumentum Holdings, Inc.	1.4%
Coherent Corp.	1.2%
TechnipFMC PLC	0.8%
Curtiss-Wright Corp.	0.7%
Casey's General Stores, Inc.	0.7%
XPO, Inc.	0.7%
Royal Gold, Inc.	0.7%
Flex Ltd.	0.7%
Woodward, Inc.	0.7%
ATI, Inc.	0.6%

Material Fund Change [Text Block]
C000122594
Shareholder Report [Line Items]
Fund Name		Columbia Mid Cap Index Fund
Class Name		Institutional 2 Class
Trading Symbol		CPXRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Lumentum, an optical and photonics components manufacturer; Coherent Corp., a photonics, lasers, and advanced materials technology manufacturer; Ciena Corporation, an optical networking equipment and software company; Comfort Systems USA, a mechanical and electrical contracting services company; and Curtiss-Wright, an aerospace, defense, and industrial technology manufacturer, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Berry Global, a global packaging and materials manufacturing company; Sarepta, a biotechnology company focused on rare diseases; Nutanix, an enterprise cloud infrastructure software company; Duolingo, an education technology software company; and Pinnacle Financial, a regional commercial bank and financial services firm, were among the top absolute detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Mid Cap Index Fund Institutional 2 Class ($30,696)	Russell 3000® Index ($40,728)	S&P MidCap 400® Index ($31,364)
02/16	$10,000	$10,000	$10,000
03/16	$10,843	$10,704	$10,852
04/16	$10,977	$10,770	$10,984
05/16	$11,223	$10,963	$11,238
06/16	$11,273	$10,986	$11,285
07/16	$11,749	$11,422	$11,769
08/16	$11,809	$11,451	$11,828
09/16	$11,734	$11,469	$11,753
10/16	$11,416	$11,221	$11,438
11/16	$12,323	$11,723	$12,354
12/16	$12,594	$11,952	$12,624
01/17	$12,804	$12,176	$12,836
02/17	$13,135	$12,629	$13,173
03/17	$13,079	$12,638	$13,122
04/17	$13,191	$12,772	$13,231
05/17	$13,119	$12,903	$13,167
06/17	$13,333	$13,019	$13,380
07/17	$13,447	$13,264	$13,498
08/17	$13,235	$13,290	$13,291
09/17	$13,756	$13,614	$13,811
10/17	$14,066	$13,911	$14,124
11/17	$14,579	$14,334	$14,643
12/17	$14,610	$14,477	$14,675
01/18	$15,027	$15,240	$15,097
02/18	$14,349	$14,678	$14,428
03/18	$14,479	$14,384	$14,562
04/18	$14,444	$14,438	$14,524
05/18	$15,036	$14,846	$15,123
06/18	$15,094	$14,943	$15,187
07/18	$15,357	$15,439	$15,455
08/18	$15,848	$15,981	$15,948
09/18	$15,673	$16,008	$15,774
10/18	$14,174	$14,829	$14,268
11/18	$14,612	$15,126	$14,713
12/18	$12,952	$13,718	$13,048
01/19	$14,307	$14,896	$14,413
02/19	$14,914	$15,419	$15,024
03/19	$14,829	$15,645	$14,939
04/19	$15,417	$16,269	$15,540
05/19	$14,184	$15,216	$14,301
06/19	$15,271	$16,285	$15,394
07/19	$15,445	$16,527	$15,577
08/19	$14,796	$16,190	$14,923
09/19	$15,251	$16,475	$15,381
10/19	$15,416	$16,829	$15,554
11/19	$15,871	$17,469	$16,017
12/19	$16,317	$17,973	$16,467
01/20	$15,886	$17,954	$16,037
02/20	$14,370	$16,484	$14,515
03/20	$11,460	$14,217	$11,576
04/20	$13,076	$16,100	$13,218
05/20	$14,029	$16,961	$14,185
06/20	$14,209	$17,349	$14,363
07/20	$14,859	$18,334	$15,025
08/20	$15,383	$19,662	$15,553
09/20	$14,880	$18,946	$15,048
10/20	$15,194	$18,537	$15,375
11/20	$17,364	$20,792	$17,570
12/20	$18,497	$21,728	$18,716
01/21	$18,774	$21,631	$18,998
02/21	$20,049	$22,307	$20,290
03/21	$20,981	$23,107	$21,237
04/21	$21,923	$24,298	$22,194
05/21	$21,956	$24,409	$22,237
06/21	$21,733	$25,010	$22,009
07/21	$21,803	$25,433	$22,085
08/21	$22,221	$26,159	$22,516
09/21	$21,338	$24,985	$21,622
10/21	$22,593	$26,675	$22,894
11/21	$21,919	$26,269	$22,222
12/21	$23,029	$27,303	$23,350
01/22	$21,368	$25,697	$21,667
02/22	$21,604	$25,049	$21,908
03/22	$21,891	$25,862	$22,212
04/22	$20,335	$23,541	$20,633
05/22	$20,492	$23,509	$20,787
06/22	$18,515	$21,543	$18,788
07/22	$20,519	$23,564	$20,826
08/22	$19,883	$22,684	$20,180
09/22	$18,045	$20,581	$18,325
10/22	$19,938	$22,269	$20,252
11/22	$21,154	$23,431	$21,491
12/22	$19,977	$22,059	$20,301
01/23	$21,817	$23,578	$22,174
02/23	$21,423	$23,027	$21,772
03/23	$20,736	$23,643	$21,074
04/23	$20,561	$23,895	$20,908
05/23	$19,904	$23,988	$20,242
06/23	$21,732	$25,626	$22,096
07/23	$22,621	$26,544	$23,007
08/23	$21,958	$26,032	$22,342
09/23	$20,798	$24,792	$21,167
10/23	$19,699	$24,135	$20,038
11/23	$21,371	$26,385	$21,742
12/23	$23,229	$27,785	$23,638
01/24	$22,818	$28,093	$23,233
02/24	$24,178	$29,613	$24,613
03/24	$25,522	$30,569	$25,990
04/24	$23,988	$29,224	$24,426
05/24	$25,032	$30,604	$25,498
06/24	$24,636	$31,552	$25,095
07/24	$26,070	$32,138	$26,552
08/24	$26,038	$32,838	$26,531
09/24	$26,331	$33,517	$26,838
10/24	$26,152	$33,271	$26,648
11/24	$28,451	$35,484	$28,996
12/24	$26,411	$34,400	$26,930
01/25	$27,427	$35,486	$27,967
02/25	$26,219	$34,806	$26,751
03/25	$24,784	$32,775	$25,287
04/25	$24,224	$32,556	$24,718
05/25	$25,519	$34,619	$26,052
06/25	$26,446	$36,378	$26,984
07/25	$26,860	$37,179	$27,421
08/25	$27,777	$38,039	$28,352
09/25	$27,885	$39,352	$28,482
10/25	$27,759	$40,196	$28,349
11/25	$28,317	$40,306	$28,929
12/25	$28,345	$40,298	$28,950
01/26	$29,491	$40,923	$30,123
02/26	$30,696	$40,728	$31,364

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	17.07	8.89	11.87
Russell 3000® Index	17.02	12.80	15.08
S&P MidCap 400® Index	17.24	9.10	12.11

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,578,939,466
Holdings Count | Holding		402
Advisory Fees Paid, Amount		$ 4,949,801
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,578,939,466
Total number of portfolio holdings	402
Management services fees (represents 0.20% of Fund average net assets)	$4,949,801
Portfolio turnover for the reporting period	16%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	25.2%
Financials	14.3%
Information Technology	13.9%
Consumer Discretionary	11.0%
Health Care	8.5%
Real Estate	6.5%
Materials	5.7%
Energy	4.5%
Consumer Staples	4.4%
Utilities	3.2%
Other	1.5%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lumentum Holdings, Inc.	1.4%
Coherent Corp.	1.2%
TechnipFMC PLC	0.8%
Curtiss-Wright Corp.	0.7%
Casey's General Stores, Inc.	0.7%
XPO, Inc.	0.7%
Royal Gold, Inc.	0.7%
Flex Ltd.	0.7%
Woodward, Inc.	0.7%
ATI, Inc.	0.6%

Material Fund Change [Text Block]
C000173200
Shareholder Report [Line Items]
Fund Name		Columbia Mid Cap Index Fund
Class Name		Institutional 3 Class
Trading Symbol		CMDYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Lumentum, an optical and photonics components manufacturer; Coherent Corp., a photonics, lasers, and advanced materials technology manufacturer; Ciena Corporation, an optical networking equipment and software company; Comfort Systems USA, a mechanical and electrical contracting services company; and Curtiss-Wright, an aerospace, defense, and industrial technology manufacturer, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Berry Global, a global packaging and materials manufacturing company; Sarepta, a biotechnology company focused on rare diseases; Nutanix, an enterprise cloud infrastructure software company; Duolingo, an education technology software company; and Pinnacle Financial, a regional commercial bank and financial services firm, were among the top absolute detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Mid Cap Index Fund Institutional 3 Class ($30,700)	Russell 3000® Index ($40,728)	S&P MidCap 400® Index ($31,364)
02/16	$10,000	$10,000	$10,000
03/16	$10,850	$10,704	$10,852
04/16	$10,979	$10,770	$10,984
05/16	$11,229	$10,963	$11,238
06/16	$11,272	$10,986	$11,285
07/16	$11,757	$11,422	$11,769
08/16	$11,811	$11,451	$11,828
09/16	$11,734	$11,469	$11,753
10/16	$11,418	$11,221	$11,438
11/16	$12,334	$11,723	$12,354
12/16	$12,602	$11,952	$12,624
01/17	$12,807	$12,176	$12,836
02/17	$13,145	$12,629	$13,173
03/17	$13,083	$12,638	$13,122
04/17	$13,191	$12,772	$13,231
05/17	$13,124	$12,903	$13,167
06/17	$13,337	$13,019	$13,380
07/17	$13,455	$13,264	$13,498
08/17	$13,245	$13,290	$13,291
09/17	$13,759	$13,614	$13,811
10/17	$14,062	$13,911	$14,124
11/17	$14,585	$14,334	$14,643
12/17	$14,609	$14,477	$14,675
01/18	$15,024	$15,240	$15,097
02/18	$14,356	$14,678	$14,428
03/18	$14,491	$14,384	$14,562
04/18	$14,446	$14,438	$14,524
05/18	$15,042	$14,846	$15,123
06/18	$15,102	$14,943	$15,187
07/18	$15,366	$15,439	$15,455
08/18	$15,848	$15,981	$15,948
09/18	$15,675	$16,008	$15,774
10/18	$14,174	$14,829	$14,268
11/18	$14,620	$15,126	$14,713
12/18	$12,960	$13,718	$13,048
01/19	$14,313	$14,896	$14,413
02/19	$14,915	$15,419	$15,024
03/19	$14,826	$15,645	$14,939
04/19	$15,428	$16,269	$15,540
05/19	$14,194	$15,216	$14,301
06/19	$15,276	$16,285	$15,394
07/19	$15,458	$16,527	$15,577
08/19	$14,802	$16,190	$14,923
09/19	$15,256	$16,475	$15,381
10/19	$15,427	$16,829	$15,554
11/19	$15,881	$17,469	$16,017
12/19	$16,327	$17,973	$16,467
01/20	$15,897	$17,954	$16,037
02/20	$14,379	$16,484	$14,515
03/20	$11,457	$14,217	$11,576
04/20	$13,080	$16,100	$13,218
05/20	$14,044	$16,961	$14,185
06/20	$14,210	$17,349	$14,363
07/20	$14,868	$18,334	$15,025
08/20	$15,383	$19,662	$15,553
09/20	$14,879	$18,946	$15,048
10/20	$15,207	$18,537	$15,375
11/20	$17,377	$20,792	$17,570
12/20	$18,507	$21,728	$18,716
01/21	$18,774	$21,631	$18,998
02/21	$20,053	$22,307	$20,290
03/21	$20,983	$23,107	$21,237
04/21	$21,925	$24,298	$22,194
05/21	$21,971	$24,409	$22,237
06/21	$21,737	$25,010	$22,009
07/21	$21,810	$25,433	$22,085
08/21	$22,226	$26,159	$22,516
09/21	$21,346	$24,985	$21,622
10/21	$22,604	$26,675	$22,894
11/21	$21,932	$26,269	$22,222
12/21	$23,038	$27,303	$23,350
01/22	$21,379	$25,697	$21,667
02/22	$21,614	$25,049	$21,908
03/22	$21,904	$25,862	$22,212
04/22	$20,356	$23,541	$20,633
05/22	$20,494	$23,509	$20,787
06/22	$18,528	$21,543	$18,788
07/22	$20,536	$23,564	$20,826
08/22	$19,891	$22,684	$20,180
09/22	$18,059	$20,581	$18,325
10/22	$19,950	$22,269	$20,252
11/22	$21,166	$23,431	$21,491
12/22	$19,991	$22,059	$20,301
01/23	$21,825	$23,578	$22,174
02/23	$21,437	$23,027	$21,772
03/23	$20,737	$23,643	$21,074
04/23	$20,566	$23,895	$20,908
05/23	$19,913	$23,988	$20,242
06/23	$21,735	$25,626	$22,096
07/23	$22,634	$26,544	$23,007
08/23	$21,960	$26,032	$22,342
09/23	$20,803	$24,792	$21,167
10/23	$19,695	$24,135	$20,038
11/23	$21,381	$26,385	$21,742
12/23	$23,235	$27,785	$23,638
01/24	$22,829	$28,093	$23,233
02/24	$24,183	$29,613	$24,613
03/24	$25,537	$30,569	$25,990
04/24	$23,997	$29,224	$24,426
05/24	$25,046	$30,604	$25,498
06/24	$24,638	$31,552	$25,095
07/24	$26,072	$32,138	$26,552
08/24	$26,055	$32,838	$26,531
09/24	$26,352	$33,517	$26,838
10/24	$26,159	$33,271	$26,648
11/24	$28,450	$35,484	$28,996
12/24	$26,420	$34,400	$26,930
01/25	$27,439	$35,486	$27,967
02/25	$26,231	$34,806	$26,751
03/25	$24,797	$32,775	$25,287
04/25	$24,231	$32,556	$24,718
05/25	$25,533	$34,619	$26,052
06/25	$26,438	$36,378	$26,984
07/25	$26,866	$37,179	$27,421
08/25	$27,779	$38,039	$28,352
09/25	$27,896	$39,352	$28,482
10/25	$27,760	$40,196	$28,349
11/25	$28,324	$40,306	$28,929
12/25	$28,355	$40,298	$28,950
01/26	$29,496	$40,923	$30,123
02/26	$30,700	$40,728	$31,364

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	17.04	8.89	11.87
Russell 3000® Index	17.02	12.80	15.08
S&P MidCap 400® Index	17.24	9.10	12.11

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,578,939,466
Holdings Count | Holding		402
Advisory Fees Paid, Amount		$ 4,949,801
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,578,939,466
Total number of portfolio holdings	402
Management services fees (represents 0.20% of Fund average net assets)	$4,949,801
Portfolio turnover for the reporting period	16%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	25.2%
Financials	14.3%
Information Technology	13.9%
Consumer Discretionary	11.0%
Health Care	8.5%
Real Estate	6.5%
Materials	5.7%
Energy	4.5%
Consumer Staples	4.4%
Utilities	3.2%
Other	1.5%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lumentum Holdings, Inc.	1.4%
Coherent Corp.	1.2%
TechnipFMC PLC	0.8%
Curtiss-Wright Corp.	0.7%
Casey's General Stores, Inc.	0.7%
XPO, Inc.	0.7%
Royal Gold, Inc.	0.7%
Flex Ltd.	0.7%
Woodward, Inc.	0.7%
ATI, Inc.	0.6%

Material Fund Change [Text Block]
C000030055
Shareholder Report [Line Items]
Fund Name		Columbia Mid Cap Index Fund
Class Name		Institutional Class
Trading Symbol		NMPAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Lumentum, an optical and photonics components manufacturer; Coherent Corp., a photonics, lasers, and advanced materials technology manufacturer; Ciena Corporation, an optical networking equipment and software company; Comfort Systems USA, a mechanical and electrical contracting services company; and Curtiss-Wright, an aerospace, defense, and industrial technology manufacturer, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Berry Global, a global packaging and materials manufacturing company; Sarepta, a biotechnology company focused on rare diseases; Nutanix, an enterprise cloud infrastructure software company; Duolingo, an education technology software company; and Pinnacle Financial, a regional commercial bank and financial services firm, were among the top absolute detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Mid Cap Index Fund Institutional Class ($30,710)	Russell 3000® Index ($40,728)	S&P MidCap 400® Index ($31,364)
02/16	$10,000	$10,000	$10,000
03/16	$10,850	$10,704	$10,852
04/16	$10,979	$10,770	$10,984
05/16	$11,229	$10,963	$11,238
06/16	$11,272	$10,986	$11,285
07/16	$11,757	$11,422	$11,769
08/16	$11,811	$11,451	$11,828
09/16	$11,734	$11,469	$11,753
10/16	$11,418	$11,221	$11,438
11/16	$12,334	$11,723	$12,354
12/16	$12,602	$11,952	$12,624
01/17	$12,807	$12,176	$12,836
02/17	$13,145	$12,629	$13,173
03/17	$13,087	$12,638	$13,122
04/17	$13,194	$12,772	$13,231
05/17	$13,128	$12,903	$13,167
06/17	$13,338	$13,019	$13,380
07/17	$13,454	$13,264	$13,498
08/17	$13,246	$13,290	$13,291
09/17	$13,761	$13,614	$13,811
10/17	$14,068	$13,911	$14,124
11/17	$14,583	$14,334	$14,643
12/17	$14,614	$14,477	$14,675
01/18	$15,031	$15,240	$15,097
02/18	$14,357	$14,678	$14,428
03/18	$14,490	$14,384	$14,562
04/18	$14,446	$14,438	$14,524
05/18	$15,040	$14,846	$15,123
06/18	$15,100	$14,943	$15,187
07/18	$15,368	$15,439	$15,455
08/18	$15,851	$15,981	$15,948
09/18	$15,681	$16,008	$15,774
10/18	$14,178	$14,829	$14,268
11/18	$14,617	$15,126	$14,713
12/18	$12,958	$13,718	$13,048
01/19	$14,315	$14,896	$14,413
02/19	$14,916	$15,419	$15,024
03/19	$14,829	$15,645	$14,939
04/19	$15,430	$16,269	$15,540
05/19	$14,189	$15,216	$14,301
06/19	$15,281	$16,285	$15,394
07/19	$15,459	$16,527	$15,577
08/19	$14,805	$16,190	$14,923
09/19	$15,251	$16,475	$15,381
10/19	$15,429	$16,829	$15,554
11/19	$15,884	$17,469	$16,017
12/19	$16,321	$17,973	$16,467
01/20	$15,900	$17,954	$16,037
02/20	$14,380	$16,484	$14,515
03/20	$11,463	$14,217	$11,576
04/20	$13,086	$16,100	$13,218
05/20	$14,041	$16,961	$14,185
06/20	$14,215	$17,349	$14,363
07/20	$14,870	$18,334	$15,025
08/20	$15,385	$19,662	$15,553
09/20	$14,880	$18,946	$15,048
10/20	$15,202	$18,537	$15,375
11/20	$17,371	$20,792	$17,570
12/20	$18,511	$21,728	$18,716
01/21	$18,784	$21,631	$18,998
02/21	$20,059	$22,307	$20,290
03/21	$20,992	$23,107	$21,237
04/21	$21,925	$24,298	$22,194
05/21	$21,970	$24,409	$22,237
06/21	$21,741	$25,010	$22,009
07/21	$21,813	$25,433	$22,085
08/21	$22,231	$26,159	$22,516
09/21	$21,347	$24,985	$21,622
10/21	$22,601	$26,675	$22,894
11/21	$21,932	$26,269	$22,222
12/21	$23,036	$27,303	$23,350
01/22	$21,378	$25,697	$21,667
02/22	$21,608	$25,049	$21,908
03/22	$21,904	$25,862	$22,212
04/22	$20,354	$23,541	$20,633
05/22	$20,502	$23,509	$20,787
06/22	$18,518	$21,543	$18,788
07/22	$20,530	$23,564	$20,826
08/22	$19,888	$22,684	$20,180
09/22	$18,062	$20,581	$18,325
10/22	$19,945	$22,269	$20,252
11/22	$21,172	$23,431	$21,491
12/22	$19,985	$22,059	$20,301
01/23	$21,828	$23,578	$22,174
02/23	$21,435	$23,027	$21,772
03/23	$20,740	$23,643	$21,074
04/23	$20,574	$23,895	$20,908
05/23	$19,909	$23,988	$20,242
06/23	$21,740	$25,626	$22,096
07/23	$22,629	$26,544	$23,007
08/23	$21,974	$26,032	$22,342
09/23	$20,820	$24,792	$21,167
10/23	$19,697	$24,135	$20,038
11/23	$21,381	$26,385	$21,742
12/23	$23,244	$27,785	$23,638
01/24	$22,834	$28,093	$23,233
02/24	$24,195	$29,613	$24,613
03/24	$25,540	$30,569	$25,990
04/24	$23,998	$29,224	$24,426
05/24	$25,048	$30,604	$25,498
06/24	$24,653	$31,552	$25,095
07/24	$26,075	$32,138	$26,552
08/24	$26,059	$32,838	$26,531
09/24	$26,346	$33,517	$26,838
10/24	$26,160	$33,271	$26,648
11/24	$28,463	$35,484	$28,996
12/24	$26,430	$34,400	$26,930
01/25	$27,432	$35,486	$27,967
02/25	$26,248	$34,806	$26,751
03/25	$24,808	$32,775	$25,287
04/25	$24,243	$32,556	$24,718
05/25	$25,537	$34,619	$26,052
06/25	$26,447	$36,378	$26,984
07/25	$26,879	$37,179	$27,421
08/25	$27,779	$38,039	$28,352
09/25	$27,911	$39,352	$28,482
10/25	$27,779	$40,196	$28,349
11/25	$28,342	$40,306	$28,929
12/25	$28,352	$40,298	$28,950
01/26	$29,491	$40,923	$30,123
02/26	$30,710	$40,728	$31,364

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	17.00	8.89	11.87
Russell 3000® Index	17.02	12.80	15.08
S&P MidCap 400® Index	17.24	9.10	12.11

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,578,939,466
Holdings Count | Holding		402
Advisory Fees Paid, Amount		$ 4,949,801
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,578,939,466
Total number of portfolio holdings	402
Management services fees (represents 0.20% of Fund average net assets)	$4,949,801
Portfolio turnover for the reporting period	16%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	25.2%
Financials	14.3%
Information Technology	13.9%
Consumer Discretionary	11.0%
Health Care	8.5%
Real Estate	6.5%
Materials	5.7%
Energy	4.5%
Consumer Staples	4.4%
Utilities	3.2%
Other	1.5%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lumentum Holdings, Inc.	1.4%
Coherent Corp.	1.2%
TechnipFMC PLC	0.8%
Curtiss-Wright Corp.	0.7%
Casey's General Stores, Inc.	0.7%
XPO, Inc.	0.7%
Royal Gold, Inc.	0.7%
Flex Ltd.	0.7%
Woodward, Inc.	0.7%
ATI, Inc.	0.6%

Material Fund Change [Text Block]
C000059843
Shareholder Report [Line Items]
Fund Name		Columbia Overseas Value Fund
Class Name		Class A
Trading Symbol		COAVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$144	1.15%

Expenses Paid, Amount		$ 144
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Overseas Value Fund Class A (including sales charges) ($28,459)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$9,419	$10,000	$10,000
03/16	$10,114	$10,651	$10,660
04/16	$10,278	$10,959	$11,080
05/16	$10,316	$10,859	$10,904
06/16	$9,710	$10,495	$10,362
07/16	$10,139	$11,027	$10,907
08/16	$10,215	$11,035	$11,083
09/16	$10,391	$11,170	$11,191
10/16	$10,253	$10,942	$11,217
11/16	$10,265	$10,724	$11,148
12/16	$10,564	$11,091	$11,658
01/17	$10,872	$11,412	$11,945
02/17	$10,949	$11,575	$12,027
03/17	$11,309	$11,894	$12,363
04/17	$11,643	$12,197	$12,622
05/17	$12,055	$12,644	$12,915
06/17	$12,157	$12,622	$12,954
07/17	$12,710	$12,986	$13,387
08/17	$12,736	$12,981	$13,303
09/17	$13,173	$13,304	$13,714
10/17	$13,288	$13,506	$13,820
11/17	$13,481	$13,648	$13,944
12/17	$13,700	$13,867	$14,158
01/18	$14,443	$14,563	$14,922
02/18	$13,766	$13,905	$14,213
03/18	$13,554	$13,655	$13,870
04/18	$13,832	$13,966	$14,298
05/18	$13,660	$13,652	$13,678
06/18	$13,373	$13,486	$13,505
07/18	$13,453	$13,818	$13,892
08/18	$13,009	$13,551	$13,387
09/18	$13,251	$13,668	$13,664
10/18	$12,282	$12,580	$12,757
11/18	$12,214	$12,565	$12,686
12/18	$11,409	$11,955	$12,065
01/19	$12,341	$12,740	$12,873
02/19	$12,671	$13,065	$13,087
03/19	$12,602	$13,147	$13,020
04/19	$12,931	$13,517	$13,324
05/19	$12,095	$12,868	$12,552
06/19	$12,797	$13,631	$13,221
07/19	$12,413	$13,458	$12,924
08/19	$12,111	$13,110	$12,393
09/19	$12,591	$13,485	$12,991
10/19	$13,153	$13,970	$13,460
11/19	$13,441	$14,127	$13,513
12/19	$13,928	$14,586	$14,006
01/20	$13,345	$14,282	$13,500
02/20	$12,151	$12,991	$12,222
03/20	$9,721	$11,257	$10,057
04/20	$10,574	$11,984	$10,595
05/20	$11,142	$12,506	$10,917
06/20	$11,446	$12,932	$11,307
07/20	$11,518	$13,233	$11,329
08/20	$12,161	$13,914	$11,992
09/20	$11,618	$13,552	$11,441
10/20	$11,061	$13,011	$10,980
11/20	$13,061	$15,028	$13,060
12/20	$13,872	$15,726	$13,638
01/21	$13,685	$15,559	$13,532
02/21	$14,421	$15,908	$14,177
03/21	$15,056	$16,274	$14,654
04/21	$15,330	$16,763	$14,934
05/21	$15,908	$17,310	$15,451
06/21	$15,305	$17,115	$15,095
07/21	$15,204	$17,244	$15,058
08/21	$15,609	$17,548	$15,229
09/21	$15,305	$17,039	$14,949
10/21	$15,537	$17,458	$15,187
11/21	$14,538	$16,645	$14,274
12/21	$15,345	$17,498	$15,124
01/22	$15,628	$16,652	$15,281
02/22	$15,091	$16,358	$15,074
03/22	$14,942	$16,463	$15,174
04/22	$14,166	$15,398	$14,407
05/22	$14,852	$15,513	$14,761
06/22	$13,255	$14,074	$13,291
07/22	$13,542	$14,775	$13,568
08/22	$13,271	$14,073	$13,110
09/22	$12,138	$12,757	$11,935
10/22	$12,969	$13,443	$12,705
11/22	$14,433	$14,957	$14,101
12/22	$14,385	$14,969	$14,279
01/23	$15,418	$16,181	$15,382
02/23	$15,114	$15,844	$15,166
03/23	$15,130	$16,236	$15,127
04/23	$15,707	$16,695	$15,614
05/23	$14,704	$15,988	$14,773
06/23	$15,426	$16,716	$15,604
07/23	$16,056	$17,257	$16,314
08/23	$15,734	$16,595	$15,830
09/23	$15,473	$16,029	$15,696
10/23	$14,996	$15,379	$15,005
11/23	$15,980	$16,806	$16,194
12/23	$16,665	$17,699	$16,985
01/24	$16,381	$17,801	$16,974
02/24	$16,223	$18,127	$17,005
03/24	$16,965	$18,723	$17,747
04/24	$16,870	$18,244	$17,565
05/24	$17,912	$18,950	$18,257
06/24	$17,148	$18,644	$17,749
07/24	$18,014	$19,191	$18,581
08/24	$18,462	$19,815	$19,057
09/24	$18,574	$19,998	$19,327
10/24	$17,757	$18,911	$18,419
11/24	$17,981	$18,803	$18,277
12/24	$17,414	$18,376	$17,951
01/25	$18,243	$19,341	$18,867
02/25	$18,840	$19,717	$19,570
03/25	$19,670	$19,637	$20,027
04/25	$20,267	$20,536	$20,839
05/25	$21,195	$21,476	$21,675
06/25	$22,041	$21,949	$22,052
07/25	$21,975	$21,641	$22,108
08/25	$23,401	$22,564	$23,374
09/25	$23,932	$22,996	$23,681
10/25	$23,667	$23,266	$23,861
11/25	$24,579	$23,411	$24,510
12/25	$25,295	$24,113	$25,535
01/26	$27,011	$25,371	$26,990
02/26	$28,459	$26,545	$28,590

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	51.05	14.56	11.69
Class A (including sales charges)	42.40	13.21	11.03
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 6,862,784,805
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 36,638,729
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Material Fund Change [Text Block]
C000059844
Shareholder Report [Line Items]
Fund Name		Columbia Overseas Value Fund
Class Name		Class C
Trading Symbol		COCVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$237	1.90%

Expenses Paid, Amount		$ 237
Expense Ratio, Percent		1.90%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Overseas Value Fund Class C (including sales charges) ($28,041)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$10,000	$10,000	$10,000
03/16	$10,726	$10,651	$10,660
04/16	$10,901	$10,959	$11,080
05/16	$10,941	$10,859	$10,904
06/16	$10,282	$10,495	$10,362
07/16	$10,726	$11,027	$10,907
08/16	$10,806	$11,035	$11,083
09/16	$10,995	$11,170	$11,191
10/16	$10,833	$10,942	$11,217
11/16	$10,847	$10,724	$11,148
12/16	$11,138	$11,091	$11,658
01/17	$11,464	$11,412	$11,945
02/17	$11,532	$11,575	$12,027
03/17	$11,913	$11,894	$12,363
04/17	$12,266	$12,197	$12,622
05/17	$12,688	$12,644	$12,915
06/17	$12,783	$12,622	$12,954
07/17	$13,368	$12,986	$13,387
08/17	$13,368	$12,981	$13,303
09/17	$13,830	$13,304	$13,714
10/17	$13,939	$13,506	$13,820
11/17	$14,143	$13,648	$13,944
12/17	$14,344	$13,867	$14,158
01/18	$15,126	$14,563	$14,922
02/18	$14,400	$13,905	$14,213
03/18	$14,176	$13,655	$13,870
04/18	$14,456	$13,966	$14,298
05/18	$14,260	$13,652	$13,678
06/18	$13,954	$13,486	$13,505
07/18	$14,025	$13,818	$13,892
08/18	$13,558	$13,551	$13,387
09/18	$13,799	$13,668	$13,664
10/18	$12,780	$12,580	$12,757
11/18	$12,709	$12,565	$12,686
12/18	$11,860	$11,955	$12,065
01/19	$12,833	$12,740	$12,873
02/19	$13,162	$13,065	$13,087
03/19	$13,091	$13,147	$13,020
04/19	$13,420	$13,517	$13,324
05/19	$12,533	$12,868	$12,552
06/19	$13,262	$13,631	$13,221
07/19	$12,847	$13,458	$12,924
08/19	$12,533	$13,110	$12,393
09/19	$13,019	$13,485	$12,991
10/19	$13,591	$13,970	$13,460
11/19	$13,877	$14,127	$13,513
12/19	$14,372	$14,586	$14,006
01/20	$13,768	$14,282	$13,500
02/20	$12,530	$12,991	$12,222
03/20	$10,009	$11,257	$10,057
04/20	$10,893	$11,984	$10,595
05/20	$11,468	$12,506	$10,917
06/20	$11,769	$12,932	$11,307
07/20	$11,828	$13,233	$11,329
08/20	$12,481	$13,914	$11,992
09/20	$11,932	$13,552	$11,441
10/20	$11,339	$13,011	$10,980
11/20	$13,385	$15,028	$13,060
12/20	$14,207	$15,726	$13,638
01/21	$13,999	$15,559	$13,532
02/21	$14,743	$15,908	$14,177
03/21	$15,397	$16,274	$14,654
04/21	$15,665	$16,763	$14,934
05/21	$16,245	$17,310	$15,451
06/21	$15,622	$17,115	$15,095
07/21	$15,503	$17,244	$15,058
08/21	$15,906	$17,548	$15,229
09/21	$15,593	$17,039	$14,949
10/21	$15,816	$17,458	$15,187
11/21	$14,788	$16,645	$14,274
12/21	$15,590	$17,498	$15,124
01/22	$15,865	$16,652	$15,281
02/22	$15,315	$16,358	$15,074
03/22	$15,163	$16,463	$15,174
04/22	$14,369	$15,398	$14,407
05/22	$15,040	$15,513	$14,761
06/22	$13,422	$14,074	$13,291
07/22	$13,716	$14,775	$13,568
08/22	$13,422	$14,073	$13,110
09/22	$12,264	$12,757	$11,935
10/22	$13,098	$13,443	$12,705
11/22	$14,565	$14,957	$14,101
12/22	$14,519	$14,969	$14,279
01/23	$15,538	$16,181	$15,382
02/23	$15,230	$15,844	$15,166
03/23	$15,230	$16,236	$15,127
04/23	$15,816	$16,695	$15,614
05/23	$14,797	$15,988	$14,773
06/23	$15,513	$16,716	$15,604
07/23	$16,121	$17,257	$16,314
08/23	$15,794	$16,595	$15,830
09/23	$15,528	$16,029	$15,696
10/23	$15,045	$15,379	$15,005
11/23	$16,012	$16,806	$16,194
12/23	$16,684	$17,699	$16,985
01/24	$16,397	$17,801	$16,974
02/24	$16,222	$18,127	$17,005
03/24	$16,955	$18,723	$17,747
04/24	$16,844	$18,244	$17,565
05/24	$17,879	$18,950	$18,257
06/24	$17,104	$18,644	$17,749
07/24	$17,961	$19,191	$18,581
08/24	$18,397	$19,815	$19,057
09/24	$18,510	$19,998	$19,327
10/24	$17,670	$18,911	$18,419
11/24	$17,880	$18,803	$18,277
12/24	$17,310	$18,376	$17,951
01/25	$18,125	$19,341	$18,867
02/25	$18,707	$19,717	$19,570
03/25	$19,522	$19,637	$20,027
04/25	$20,104	$20,536	$20,839
05/25	$21,002	$21,476	$21,675
06/25	$21,833	$21,949	$22,052
07/25	$21,750	$21,641	$22,108
08/25	$23,147	$22,564	$23,374
09/25	$23,662	$22,996	$23,681
10/25	$23,363	$23,266	$23,861
11/25	$24,261	$23,411	$24,510
12/25	$24,955	$24,113	$25,535
01/26	$26,614	$25,371	$26,990
02/26	$28,041	$26,545	$28,590

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	49.89	13.72	10.86
Class C (including sales charges)	48.89	13.72	10.86
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 6,862,784,805
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 36,638,729
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Material Fund Change [Text Block]
C000059845
Shareholder Report [Line Items]
Fund Name		Columbia Overseas Value Fund
Class Name		Class R
Trading Symbol		COVUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$175	1.40%

Expenses Paid, Amount		$ 175
Expense Ratio, Percent		1.40%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Overseas Value Fund Class R ($29,516)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$10,000	$10,000	$10,000
03/16	$10,735	$10,651	$10,660
04/16	$10,913	$10,959	$11,080
05/16	$10,954	$10,859	$10,904
06/16	$10,310	$10,495	$10,362
07/16	$10,762	$11,027	$10,907
08/16	$10,845	$11,035	$11,083
09/16	$11,037	$11,170	$11,191
10/16	$10,872	$10,942	$11,217
11/16	$10,886	$10,724	$11,148
12/16	$11,202	$11,091	$11,658
01/17	$11,522	$11,412	$11,945
02/17	$11,606	$11,575	$12,027
03/17	$11,982	$11,894	$12,363
04/17	$12,344	$12,197	$12,622
05/17	$12,762	$12,644	$12,915
06/17	$12,873	$12,622	$12,954
07/17	$13,459	$12,986	$13,387
08/17	$13,487	$12,981	$13,303
09/17	$13,946	$13,304	$13,714
10/17	$14,058	$13,506	$13,820
11/17	$14,267	$13,648	$13,944
12/17	$14,489	$13,867	$14,158
01/18	$15,279	$14,563	$14,922
02/18	$14,561	$13,905	$14,213
03/18	$14,331	$13,655	$13,870
04/18	$14,618	$13,966	$14,298
05/18	$14,431	$13,652	$13,678
06/18	$14,129	$13,486	$13,505
07/18	$14,202	$13,818	$13,892
08/18	$13,735	$13,551	$13,387
09/18	$13,998	$13,668	$13,664
10/18	$12,962	$12,580	$12,757
11/18	$12,904	$12,565	$12,686
12/18	$12,032	$11,955	$12,065
01/19	$13,025	$12,740	$12,873
02/19	$13,366	$13,065	$13,087
03/19	$13,292	$13,147	$13,020
04/19	$13,648	$13,517	$13,324
05/19	$12,744	$12,868	$12,552
06/19	$13,485	$13,631	$13,221
07/19	$13,070	$13,458	$12,924
08/19	$12,758	$13,110	$12,393
09/19	$13,262	$13,485	$12,991
10/19	$13,855	$13,970	$13,460
11/19	$14,151	$14,127	$13,513
12/19	$14,663	$14,586	$14,006
01/20	$14,049	$14,282	$13,500
02/20	$12,792	$12,991	$12,222
03/20	$10,230	$11,257	$10,057
04/20	$11,120	$11,984	$10,595
05/20	$11,718	$12,506	$10,917
06/20	$12,046	$12,932	$11,307
07/20	$12,108	$13,233	$11,329
08/20	$12,787	$13,914	$11,992
09/20	$12,216	$13,552	$11,441
10/20	$11,615	$13,011	$10,980
11/20	$13,728	$15,028	$13,060
12/20	$14,571	$15,726	$13,638
01/21	$14,369	$15,559	$13,532
02/21	$15,131	$15,908	$14,177
03/21	$15,799	$16,274	$14,654
04/21	$16,095	$16,763	$14,934
05/21	$16,701	$17,310	$15,451
06/21	$16,046	$17,115	$15,095
07/21	$15,953	$17,244	$15,058
08/21	$16,358	$17,548	$15,229
09/21	$16,046	$17,039	$14,949
10/21	$16,280	$17,458	$15,187
11/21	$15,236	$16,645	$14,274
12/21	$16,069	$17,498	$15,124
01/22	$16,358	$16,652	$15,281
02/22	$15,796	$16,358	$15,074
03/22	$15,651	$16,463	$15,174
04/22	$14,833	$15,398	$14,407
05/22	$15,539	$15,513	$14,761
06/22	$13,870	$14,074	$13,291
07/22	$14,178	$14,775	$13,568
08/22	$13,886	$14,073	$13,110
09/22	$12,684	$12,757	$11,935
10/22	$13,561	$13,443	$12,705
11/22	$15,088	$14,957	$14,101
12/22	$15,038	$14,969	$14,279
01/23	$16,098	$16,181	$15,382
02/23	$15,788	$15,844	$15,166
03/23	$15,804	$16,236	$15,127
04/23	$16,408	$16,695	$15,614
05/23	$15,347	$15,988	$14,773
06/23	$16,100	$16,716	$15,604
07/23	$16,760	$17,257	$16,314
08/23	$16,413	$16,595	$15,830
09/23	$16,133	$16,029	$15,696
10/23	$15,654	$15,379	$15,005
11/23	$16,661	$16,806	$16,194
12/23	$17,377	$17,699	$16,985
01/24	$17,072	$17,801	$16,974
02/24	$16,903	$18,127	$17,005
03/24	$17,681	$18,723	$17,747
04/24	$17,563	$18,244	$17,565
05/24	$18,663	$18,950	$18,257
06/24	$17,854	$18,644	$17,749
07/24	$18,748	$19,191	$18,581
08/24	$19,229	$19,815	$19,057
09/24	$19,332	$19,998	$19,327
10/24	$18,473	$18,911	$18,419
11/24	$18,713	$18,803	$18,277
12/24	$18,118	$18,376	$17,951
01/25	$18,970	$19,341	$18,867
02/25	$19,592	$19,717	$19,570
03/25	$20,444	$19,637	$20,027
04/25	$21,066	$20,536	$20,839
05/25	$22,025	$21,476	$21,675
06/25	$22,896	$21,949	$22,052
07/25	$22,825	$21,641	$22,108
08/25	$24,299	$22,564	$23,374
09/25	$24,850	$22,996	$23,681
10/25	$24,548	$23,266	$23,861
11/25	$25,507	$23,411	$24,510
12/25	$26,241	$24,113	$25,535
01/26	$28,003	$25,371	$26,990
02/26	$29,516	$26,545	$28,590

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class RFootnote Reference(a)	50.66	14.30	11.43
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 6,862,784,805
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 36,638,729
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Material Fund Change [Text Block]
C000253709
Shareholder Report [Line Items]
Fund Name		Columbia Overseas Value Fund
Class Name		Class S
Trading Symbol		COSBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$113	0.90%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Overseas Value Fund Class S ($31,004)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$10,000	$10,000	$10,000
03/16	$10,737	$10,651	$10,660
04/16	$10,912	$10,959	$11,080
05/16	$10,965	$10,859	$10,904
06/16	$10,322	$10,495	$10,362
07/16	$10,777	$11,027	$10,907
08/16	$10,871	$11,035	$11,083
09/16	$11,059	$11,170	$11,191
10/16	$10,912	$10,942	$11,217
11/16	$10,925	$10,724	$11,148
12/16	$11,239	$11,091	$11,658
01/17	$11,581	$11,412	$11,945
02/17	$11,663	$11,575	$12,027
03/17	$12,046	$11,894	$12,363
04/17	$12,415	$12,197	$12,622
05/17	$12,839	$12,644	$12,915
06/17	$12,962	$12,622	$12,954
07/17	$13,550	$12,986	$13,387
08/17	$13,577	$12,981	$13,303
09/17	$14,055	$13,304	$13,714
10/17	$14,178	$13,506	$13,820
11/17	$14,384	$13,648	$13,944
12/17	$14,617	$13,867	$14,158
01/18	$15,423	$14,563	$14,922
02/18	$14,688	$13,905	$14,213
03/18	$14,475	$13,655	$13,870
04/18	$14,773	$13,966	$14,298
05/18	$14,589	$13,652	$13,678
06/18	$14,289	$13,486	$13,505
07/18	$14,375	$13,818	$13,892
08/18	$13,901	$13,551	$13,387
09/18	$14,159	$13,668	$13,664
10/18	$13,125	$12,580	$12,757
11/18	$13,068	$12,565	$12,686
12/18	$12,210	$11,955	$12,065
01/19	$13,207	$12,740	$12,873
02/19	$13,559	$13,065	$13,087
03/19	$13,500	$13,147	$13,020
04/19	$13,852	$13,517	$13,324
05/19	$12,943	$12,868	$12,552
06/19	$13,699	$13,631	$13,221
07/19	$13,288	$13,458	$12,924
08/19	$12,980	$13,110	$12,393
09/19	$13,508	$13,485	$12,991
10/19	$14,095	$13,970	$13,460
11/19	$14,403	$14,127	$13,513
12/19	$14,937	$14,586	$14,006
01/20	$14,328	$14,282	$13,500
02/20	$13,049	$12,991	$12,222
03/20	$10,430	$11,257	$10,057
04/20	$11,359	$11,984	$10,595
05/20	$11,968	$12,506	$10,917
06/20	$12,294	$12,932	$11,307
07/20	$12,370	$13,233	$11,329
08/20	$13,059	$13,914	$11,992
09/20	$12,493	$13,552	$11,441
10/20	$11,896	$13,011	$10,980
11/20	$14,039	$15,028	$13,060
12/20	$14,925	$15,726	$13,638
01/21	$14,708	$15,559	$13,532
02/21	$15,514	$15,908	$14,177
03/21	$16,196	$16,274	$14,654
04/21	$16,506	$16,763	$14,934
05/21	$17,126	$17,310	$15,451
06/21	$16,469	$17,115	$15,095
07/21	$16,376	$17,244	$15,058
08/21	$16,811	$17,548	$15,229
09/21	$16,500	$17,039	$14,949
10/21	$16,734	$17,458	$15,187
11/21	$15,661	$16,645	$14,274
12/21	$16,532	$17,498	$15,124
01/22	$16,837	$16,652	$15,281
02/22	$16,275	$16,358	$15,074
03/22	$16,114	$16,463	$15,174
04/22	$15,279	$15,398	$14,407
05/22	$16,018	$15,513	$14,761
06/22	$14,299	$14,074	$13,291
07/22	$14,624	$14,775	$13,568
08/22	$14,332	$14,073	$13,110
09/22	$13,097	$12,757	$11,935
10/22	$14,007	$13,443	$12,705
11/22	$15,583	$14,957	$14,101
12/22	$15,547	$14,969	$14,279
01/23	$16,661	$16,181	$15,382
02/23	$16,350	$15,844	$15,166
03/23	$16,350	$16,236	$15,127
04/23	$16,988	$16,695	$15,614
05/23	$15,907	$15,988	$14,773
06/23	$16,693	$16,716	$15,604
07/23	$17,372	$17,257	$16,314
08/23	$17,024	$16,595	$15,830
09/23	$16,759	$16,029	$15,696
10/23	$16,245	$15,379	$15,005
11/23	$17,306	$16,806	$16,194
12/23	$18,050	$17,699	$16,985
01/24	$17,760	$17,801	$16,974
02/24	$17,572	$18,127	$17,005
03/24	$18,391	$18,723	$17,747
04/24	$18,288	$18,244	$17,565
05/24	$19,431	$18,950	$18,257
06/24	$18,596	$18,644	$17,749
07/24	$19,550	$19,191	$18,581
08/24	$20,052	$19,815	$19,057
09/24	$20,173	$19,998	$19,327
10/24	$19,272	$18,911	$18,419
11/24	$19,532	$18,803	$18,277
12/24	$18,906	$18,376	$17,951
01/25	$19,823	$19,341	$18,867
02/25	$20,470	$19,717	$19,570
03/25	$21,386	$19,637	$20,027
04/25	$22,033	$20,536	$20,839
05/25	$23,039	$21,476	$21,675
06/25	$23,974	$21,949	$22,052
07/25	$23,902	$21,641	$22,108
08/25	$25,466	$22,564	$23,374
09/25	$26,059	$22,996	$23,681
10/25	$25,753	$23,266	$23,861
11/25	$26,760	$23,411	$24,510
12/25	$27,550	$24,113	$25,535
01/26	$29,413	$25,371	$26,990
02/26	$31,004	$26,545	$28,590

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	51.46	14.85	11.98
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 6,862,784,805
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 36,638,729
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Material Fund Change [Text Block]
C000159975
Shareholder Report [Line Items]
Fund Name		Columbia Overseas Value Fund
Class Name		Institutional 2 Class
Trading Symbol		COSSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$103	0.82%

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Overseas Value Fund Institutional 2 Class ($31,332)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$10,000	$10,000	$10,000
03/16	$10,741	$10,651	$10,660
04/16	$10,930	$10,959	$11,080
05/16	$10,970	$10,859	$10,904
06/16	$10,337	$10,495	$10,362
07/16	$10,795	$11,027	$10,907
08/16	$10,889	$11,035	$11,083
09/16	$11,078	$11,170	$11,191
10/16	$10,930	$10,942	$11,217
11/16	$10,943	$10,724	$11,148
12/16	$11,266	$11,091	$11,658
01/17	$11,596	$11,412	$11,945
02/17	$11,679	$11,575	$12,027
03/17	$12,078	$11,894	$12,363
04/17	$12,450	$12,197	$12,622
05/17	$12,877	$12,644	$12,915
06/17	$13,001	$12,622	$12,954
07/17	$13,593	$12,986	$13,387
08/17	$13,621	$12,981	$13,303
09/17	$14,103	$13,304	$13,714
10/17	$14,227	$13,506	$13,820
11/17	$14,433	$13,648	$13,944
12/17	$14,670	$13,867	$14,158
01/18	$15,484	$14,563	$14,922
02/18	$14,742	$13,905	$14,213
03/18	$14,528	$13,655	$13,870
04/18	$14,827	$13,966	$14,298
05/18	$14,642	$13,652	$13,678
06/18	$14,342	$13,486	$13,505
07/18	$14,429	$13,818	$13,892
08/18	$13,966	$13,551	$13,387
09/18	$14,226	$13,668	$13,664
10/18	$13,183	$12,580	$12,757
11/18	$13,125	$12,565	$12,686
12/18	$12,259	$11,955	$12,065
01/19	$13,265	$12,740	$12,873
02/19	$13,621	$13,065	$13,087
03/19	$13,561	$13,147	$13,020
04/19	$13,917	$13,517	$13,324
05/19	$13,014	$12,868	$12,552
06/19	$13,765	$13,631	$13,221
07/19	$13,350	$13,458	$12,924
08/19	$13,039	$13,110	$12,393
09/19	$13,572	$13,485	$12,991
10/19	$14,165	$13,970	$13,460
11/19	$14,476	$14,127	$13,513
12/19	$15,014	$14,586	$14,006
01/20	$14,398	$14,282	$13,500
02/20	$13,120	$12,991	$12,222
03/20	$10,486	$11,257	$10,057
04/20	$11,410	$11,984	$10,595
05/20	$12,026	$12,506	$10,917
06/20	$12,371	$12,932	$11,307
07/20	$12,449	$13,233	$11,329
08/20	$13,146	$13,914	$11,992
09/20	$12,557	$13,552	$11,441
10/20	$11,953	$13,011	$10,980
11/20	$14,136	$15,028	$13,060
12/20	$15,014	$15,726	$13,638
01/21	$14,810	$15,559	$13,532
02/21	$15,610	$15,908	$14,177
03/21	$16,301	$16,274	$14,654
04/21	$16,614	$16,763	$14,934
05/21	$17,242	$17,310	$15,451
06/21	$16,580	$17,115	$15,095
07/21	$16,485	$17,244	$15,058
08/21	$16,926	$17,548	$15,229
09/21	$16,611	$17,039	$14,949
10/21	$16,847	$17,458	$15,187
11/21	$15,777	$16,645	$14,274
12/21	$16,655	$17,498	$15,124
01/22	$16,964	$16,652	$15,281
02/22	$16,394	$16,358	$15,074
03/22	$16,231	$16,463	$15,174
04/22	$15,401	$15,398	$14,407
05/22	$16,134	$15,513	$14,761
06/22	$14,408	$14,074	$13,291
07/22	$14,738	$14,775	$13,568
08/22	$14,441	$14,073	$13,110
09/22	$13,206	$12,757	$11,935
10/22	$14,112	$13,443	$12,705
11/22	$15,709	$14,957	$14,101
12/22	$15,668	$14,969	$14,279
01/23	$16,798	$16,181	$15,382
02/23	$16,482	$15,844	$15,166
03/23	$16,482	$16,236	$15,127
04/23	$17,130	$16,695	$15,614
05/23	$16,033	$15,988	$14,773
06/23	$16,832	$16,716	$15,604
07/23	$17,522	$17,257	$16,314
08/23	$17,169	$16,595	$15,830
09/23	$16,900	$16,029	$15,696
10/23	$16,395	$15,379	$15,005
11/23	$17,471	$16,806	$16,194
12/23	$18,203	$17,699	$16,985
01/24	$17,909	$17,801	$16,974
02/24	$17,736	$18,127	$17,005
03/24	$18,567	$18,723	$17,747
04/24	$18,446	$18,244	$17,565
05/24	$19,606	$18,950	$18,257
06/24	$18,760	$18,644	$17,749
07/24	$19,728	$19,191	$18,581
08/24	$20,239	$19,815	$19,057
09/24	$20,362	$19,998	$19,327
10/24	$19,464	$18,911	$18,419
11/24	$19,711	$18,803	$18,277
12/24	$19,089	$18,376	$17,951
01/25	$20,003	$19,341	$18,867
02/25	$20,678	$19,717	$19,570
03/25	$21,592	$19,637	$20,027
04/25	$22,249	$20,536	$20,839
05/25	$23,272	$21,476	$21,675
06/25	$24,222	$21,949	$22,052
07/25	$24,149	$21,641	$22,108
08/25	$25,720	$22,564	$23,374
09/25	$26,323	$22,996	$23,681
10/25	$26,012	$23,266	$23,861
11/25	$27,035	$23,411	$24,510
12/25	$27,837	$24,113	$25,535
01/26	$29,713	$25,371	$26,990
02/26	$31,332	$26,545	$28,590

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	51.52	14.95	12.10
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 6,862,784,805
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 36,638,729
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Material Fund Change [Text Block]
C000159976
Shareholder Report [Line Items]
Fund Name		Columbia Overseas Value Fund
Class Name		Institutional 3 Class
Trading Symbol		COSYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$97	0.77%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Overseas Value Fund Institutional 3 Class ($31,502)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$10,000	$10,000	$10,000
03/16	$10,755	$10,651	$10,660
04/16	$10,930	$10,959	$11,080
05/16	$10,984	$10,859	$10,904
06/16	$10,337	$10,495	$10,362
07/16	$10,795	$11,027	$10,907
08/16	$10,889	$11,035	$11,083
09/16	$11,092	$11,170	$11,191
10/16	$10,943	$10,942	$11,217
11/16	$10,957	$10,724	$11,148
12/16	$11,282	$11,091	$11,658
01/17	$11,612	$11,412	$11,945
02/17	$11,695	$11,575	$12,027
03/17	$12,095	$11,894	$12,363
04/17	$12,467	$12,197	$12,622
05/17	$12,894	$12,644	$12,915
06/17	$13,018	$12,622	$12,954
07/17	$13,610	$12,986	$13,387
08/17	$13,637	$12,981	$13,303
09/17	$14,120	$13,304	$13,714
10/17	$14,243	$13,506	$13,820
11/17	$14,464	$13,648	$13,944
12/17	$14,693	$13,867	$14,158
01/18	$15,507	$14,563	$14,922
02/18	$14,779	$13,905	$14,213
03/18	$14,550	$13,655	$13,870
04/18	$14,850	$13,966	$14,298
05/18	$14,665	$13,652	$13,678
06/18	$14,366	$13,486	$13,505
07/18	$14,453	$13,818	$13,892
08/18	$13,989	$13,551	$13,387
09/18	$14,250	$13,668	$13,664
10/18	$13,206	$12,580	$12,757
11/18	$13,148	$12,565	$12,686
12/18	$12,286	$11,955	$12,065
01/19	$13,293	$12,740	$12,873
02/19	$13,649	$13,065	$13,087
03/19	$13,590	$13,147	$13,020
04/19	$13,946	$13,517	$13,324
05/19	$13,042	$12,868	$12,552
06/19	$13,794	$13,631	$13,221
07/19	$13,393	$13,458	$12,924
08/19	$13,067	$13,110	$12,393
09/19	$13,601	$13,485	$12,991
10/19	$14,209	$13,970	$13,460
11/19	$14,521	$14,127	$13,513
12/19	$15,063	$14,586	$14,006
01/20	$14,431	$14,282	$13,500
02/20	$13,151	$12,991	$12,222
03/20	$10,515	$11,257	$10,057
04/20	$11,440	$11,984	$10,595
05/20	$12,057	$12,506	$10,917
06/20	$12,402	$12,932	$11,307
07/20	$12,480	$13,233	$11,329
08/20	$13,177	$13,914	$11,992
09/20	$12,604	$13,552	$11,441
10/20	$11,984	$13,011	$10,980
11/20	$14,169	$15,028	$13,060
12/20	$15,053	$15,726	$13,638
01/21	$14,849	$15,559	$13,532
02/21	$15,650	$15,908	$14,177
03/21	$16,358	$16,274	$14,654
04/21	$16,656	$16,763	$14,934
05/21	$17,285	$17,310	$15,451
06/21	$16,638	$17,115	$15,095
07/21	$16,528	$17,244	$15,058
08/21	$16,970	$17,548	$15,229
09/21	$16,654	$17,039	$14,949
10/21	$16,907	$17,458	$15,187
11/21	$15,818	$16,645	$14,274
12/21	$16,705	$17,498	$15,124
01/22	$17,015	$16,652	$15,281
02/22	$16,444	$16,358	$15,074
03/22	$16,281	$16,463	$15,174
04/22	$15,449	$15,398	$14,407
05/22	$16,199	$15,513	$14,761
06/22	$14,454	$14,074	$13,291
07/22	$14,784	$14,775	$13,568
08/22	$14,487	$14,073	$13,110
09/22	$13,250	$12,757	$11,935
10/22	$14,174	$13,443	$12,705
11/22	$15,774	$14,957	$14,101
12/22	$15,722	$14,969	$14,279
01/23	$16,855	$16,181	$15,382
02/23	$16,538	$15,844	$15,166
03/23	$16,555	$16,236	$15,127
04/23	$17,205	$16,695	$15,614
05/23	$16,105	$15,988	$14,773
06/23	$16,908	$16,716	$15,604
07/23	$17,599	$17,257	$16,314
08/23	$17,245	$16,595	$15,830
09/23	$16,958	$16,029	$15,696
10/23	$16,453	$15,379	$15,005
11/23	$17,531	$16,806	$16,194
12/23	$18,290	$17,699	$16,985
01/24	$17,995	$17,801	$16,974
02/24	$17,821	$18,127	$17,005
03/24	$18,637	$18,723	$17,747
04/24	$18,533	$18,244	$17,565
05/24	$19,697	$18,950	$18,257
06/24	$18,850	$18,644	$17,749
07/24	$19,821	$19,191	$18,581
08/24	$20,333	$19,815	$19,057
09/24	$20,457	$19,998	$19,327
10/24	$19,556	$18,911	$18,419
11/24	$19,804	$18,803	$18,277
12/24	$19,188	$18,376	$17,951
01/25	$20,104	$19,341	$18,867
02/25	$20,783	$19,717	$19,570
03/25	$21,699	$19,637	$20,027
04/25	$22,359	$20,536	$20,839
05/25	$23,385	$21,476	$21,675
06/25	$24,338	$21,949	$22,052
07/25	$24,283	$21,641	$22,108
08/25	$25,859	$22,564	$23,374
09/25	$26,446	$22,996	$23,681
10/25	$26,152	$23,266	$23,861
11/25	$27,179	$23,411	$24,510
12/25	$27,995	$24,113	$25,535
01/26	$29,877	$25,371	$26,990
02/26	$31,502	$26,545	$28,590

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	51.58	15.02	12.16
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 6,862,784,805
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 36,638,729
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Material Fund Change [Text Block]
C000059846
Shareholder Report [Line Items]
Fund Name		Columbia Overseas Value Fund
Class Name		Institutional Class
Trading Symbol		COSZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$113	0.90%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Overseas Value Fund Institutional Class ($31,003)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$10,000	$10,000	$10,000
03/16	$10,737	$10,651	$10,660
04/16	$10,912	$10,959	$11,080
05/16	$10,965	$10,859	$10,904
06/16	$10,322	$10,495	$10,362
07/16	$10,777	$11,027	$10,907
08/16	$10,871	$11,035	$11,083
09/16	$11,059	$11,170	$11,191
10/16	$10,912	$10,942	$11,217
11/16	$10,925	$10,724	$11,148
12/16	$11,239	$11,091	$11,658
01/17	$11,581	$11,412	$11,945
02/17	$11,663	$11,575	$12,027
03/17	$12,046	$11,894	$12,363
04/17	$12,415	$12,197	$12,622
05/17	$12,839	$12,644	$12,915
06/17	$12,962	$12,622	$12,954
07/17	$13,550	$12,986	$13,387
08/17	$13,577	$12,981	$13,303
09/17	$14,055	$13,304	$13,714
10/17	$14,178	$13,506	$13,820
11/17	$14,384	$13,648	$13,944
12/17	$14,617	$13,867	$14,158
01/18	$15,423	$14,563	$14,922
02/18	$14,688	$13,905	$14,213
03/18	$14,475	$13,655	$13,870
04/18	$14,773	$13,966	$14,298
05/18	$14,589	$13,652	$13,678
06/18	$14,289	$13,486	$13,505
07/18	$14,375	$13,818	$13,892
08/18	$13,901	$13,551	$13,387
09/18	$14,159	$13,668	$13,664
10/18	$13,125	$12,580	$12,757
11/18	$13,068	$12,565	$12,686
12/18	$12,210	$11,955	$12,065
01/19	$13,207	$12,740	$12,873
02/19	$13,559	$13,065	$13,087
03/19	$13,500	$13,147	$13,020
04/19	$13,852	$13,517	$13,324
05/19	$12,943	$12,868	$12,552
06/19	$13,699	$13,631	$13,221
07/19	$13,288	$13,458	$12,924
08/19	$12,980	$13,110	$12,393
09/19	$13,508	$13,485	$12,991
10/19	$14,095	$13,970	$13,460
11/19	$14,403	$14,127	$13,513
12/19	$14,937	$14,586	$14,006
01/20	$14,328	$14,282	$13,500
02/20	$13,049	$12,991	$12,222
03/20	$10,430	$11,257	$10,057
04/20	$11,359	$11,984	$10,595
05/20	$11,968	$12,506	$10,917
06/20	$12,294	$12,932	$11,307
07/20	$12,370	$13,233	$11,329
08/20	$13,059	$13,914	$11,992
09/20	$12,493	$13,552	$11,441
10/20	$11,896	$13,011	$10,980
11/20	$14,039	$15,028	$13,060
12/20	$14,925	$15,726	$13,638
01/21	$14,708	$15,559	$13,532
02/21	$15,514	$15,908	$14,177
03/21	$16,196	$16,274	$14,654
04/21	$16,506	$16,763	$14,934
05/21	$17,126	$17,310	$15,451
06/21	$16,469	$17,115	$15,095
07/21	$16,376	$17,244	$15,058
08/21	$16,811	$17,548	$15,229
09/21	$16,500	$17,039	$14,949
10/21	$16,734	$17,458	$15,187
11/21	$15,661	$16,645	$14,274
12/21	$16,532	$17,498	$15,124
01/22	$16,837	$16,652	$15,281
02/22	$16,275	$16,358	$15,074
03/22	$16,114	$16,463	$15,174
04/22	$15,279	$15,398	$14,407
05/22	$16,018	$15,513	$14,761
06/22	$14,299	$14,074	$13,291
07/22	$14,624	$14,775	$13,568
08/22	$14,332	$14,073	$13,110
09/22	$13,097	$12,757	$11,935
10/22	$14,007	$13,443	$12,705
11/22	$15,583	$14,957	$14,101
12/22	$15,547	$14,969	$14,279
01/23	$16,661	$16,181	$15,382
02/23	$16,350	$15,844	$15,166
03/23	$16,350	$16,236	$15,127
04/23	$16,988	$16,695	$15,614
05/23	$15,907	$15,988	$14,773
06/23	$16,693	$16,716	$15,604
07/23	$17,372	$17,257	$16,314
08/23	$17,024	$16,595	$15,830
09/23	$16,759	$16,029	$15,696
10/23	$16,245	$15,379	$15,005
11/23	$17,306	$16,806	$16,194
12/23	$18,050	$17,699	$16,985
01/24	$17,760	$17,801	$16,974
02/24	$17,572	$18,127	$17,005
03/24	$18,391	$18,723	$17,747
04/24	$18,288	$18,244	$17,565
05/24	$19,431	$18,950	$18,257
06/24	$18,596	$18,644	$17,749
07/24	$19,550	$19,191	$18,581
08/24	$20,052	$19,815	$19,057
09/24	$20,173	$19,998	$19,327
10/24	$19,272	$18,911	$18,419
11/24	$19,532	$18,803	$18,277
12/24	$18,905	$18,376	$17,951
01/25	$19,822	$19,341	$18,867
02/25	$20,469	$19,717	$19,570
03/25	$21,385	$19,637	$20,027
04/25	$22,032	$20,536	$20,839
05/25	$23,039	$21,476	$21,675
06/25	$23,973	$21,949	$22,052
07/25	$23,901	$21,641	$22,108
08/25	$25,465	$22,564	$23,374
09/25	$26,058	$22,996	$23,681
10/25	$25,752	$23,266	$23,861
11/25	$26,759	$23,411	$24,510
12/25	$27,549	$24,113	$25,535
01/26	$29,412	$25,371	$26,990
02/26	$31,003	$26,545	$28,590

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	51.46	14.85	11.98
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 6,862,784,805
Holdings Count | Holding		122
Advisory Fees Paid, Amount		$ 36,638,729
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Material Fund Change [Text Block]
C000029850
Shareholder Report [Line Items]
Fund Name		Columbia Select Mid Cap Value Fund
Class Name		Class A
Trading Symbol		CMUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$129	1.13%

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.13%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Value Fund Class A (including sales charges) ($30,402)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$9,422	$10,000	$10,000
03/16	$10,244	$10,704	$10,923
04/16	$10,412	$10,770	$11,158
05/16	$10,603	$10,963	$11,340
06/16	$10,588	$10,986	$11,444
07/16	$10,888	$11,422	$11,929
08/16	$10,925	$11,451	$11,903
09/16	$10,942	$11,469	$11,953
10/16	$10,649	$11,221	$11,663
11/16	$11,302	$11,723	$12,393
12/16	$11,562	$11,952	$12,613
01/17	$11,712	$12,176	$12,825
02/17	$12,005	$12,629	$13,184
03/17	$11,963	$12,638	$13,088
04/17	$11,987	$12,772	$13,112
05/17	$12,058	$12,903	$13,072
06/17	$12,175	$13,019	$13,266
07/17	$12,240	$13,264	$13,442
08/17	$12,003	$13,290	$13,191
09/17	$12,403	$13,614	$13,551
10/17	$12,583	$13,911	$13,660
11/17	$12,969	$14,334	$14,122
12/17	$13,104	$14,477	$14,296
01/18	$13,362	$15,240	$14,625
02/18	$12,720	$14,678	$13,904
03/18	$12,727	$14,384	$13,938
04/18	$12,813	$14,438	$14,008
05/18	$12,938	$14,846	$14,160
06/18	$12,970	$14,943	$14,274
07/18	$13,337	$15,439	$14,662
08/18	$13,439	$15,981	$14,862
09/18	$13,379	$16,008	$14,744
10/18	$12,360	$14,829	$13,682
11/18	$12,553	$15,126	$14,010
12/18	$11,340	$13,718	$12,539
01/19	$12,614	$14,896	$13,830
02/19	$13,175	$15,419	$14,270
03/19	$13,189	$15,645	$14,342
04/19	$13,802	$16,269	$14,814
05/19	$12,806	$15,216	$13,863
06/19	$13,687	$16,285	$14,799
07/19	$13,892	$16,527	$14,922
08/19	$13,482	$16,190	$14,396
09/19	$13,961	$16,475	$14,980
10/19	$13,858	$16,829	$15,061
11/19	$14,282	$17,469	$15,462
12/19	$14,890	$17,973	$15,933
01/20	$14,455	$17,954	$15,623
02/20	$12,849	$16,484	$14,076
03/20	$9,992	$14,217	$10,881
04/20	$11,340	$16,100	$12,334
05/20	$11,776	$16,961	$12,906
06/20	$11,870	$17,349	$13,051
07/20	$12,539	$18,334	$13,668
08/20	$13,099	$19,662	$14,209
09/20	$12,940	$18,946	$13,887
10/20	$13,104	$18,537	$14,016
11/20	$15,224	$20,792	$15,984
12/20	$15,855	$21,728	$16,724
01/21	$15,649	$21,631	$16,685
02/21	$17,114	$22,307	$17,978
03/21	$17,988	$23,107	$18,906
04/21	$18,851	$24,298	$19,821
05/21	$19,208	$24,409	$20,212
06/21	$18,808	$25,010	$19,977
07/21	$18,780	$25,433	$20,100
08/21	$19,016	$26,159	$20,531
09/21	$18,479	$24,985	$19,775
10/21	$19,480	$26,675	$20,828
11/21	$19,507	$26,269	$20,195
12/21	$20,922	$27,303	$21,463
01/22	$19,922	$25,697	$20,547
02/22	$20,220	$25,049	$20,451
03/22	$20,391	$25,862	$21,072
04/22	$19,150	$23,541	$19,820
05/22	$19,703	$23,509	$20,201
06/22	$17,570	$21,543	$17,980
07/22	$19,130	$23,564	$19,527
08/22	$18,693	$22,684	$18,930
09/22	$16,972	$20,581	$17,094
10/22	$18,769	$22,269	$18,708
11/22	$19,894	$23,431	$19,891
12/22	$18,945	$22,059	$18,880
01/23	$20,408	$23,578	$20,406
02/23	$19,836	$23,027	$19,752
03/23	$19,061	$23,643	$19,130
04/23	$19,108	$23,895	$19,131
05/23	$18,152	$23,988	$18,283
06/23	$19,837	$25,626	$19,868
07/23	$20,463	$26,544	$20,733
08/23	$19,645	$26,032	$20,000
09/23	$18,537	$24,792	$18,982
10/23	$17,604	$24,135	$18,042
11/23	$19,485	$26,385	$19,743
12/23	$20,887	$27,785	$21,281
01/24	$20,774	$28,093	$20,900
02/24	$21,580	$29,613	$21,898
03/24	$22,806	$30,569	$23,031
04/24	$22,014	$29,224	$21,826
05/24	$22,644	$30,604	$22,610
06/24	$22,268	$31,552	$22,248
07/24	$23,692	$32,138	$23,592
08/24	$24,020	$32,838	$24,037
09/24	$24,365	$33,517	$24,490
10/24	$23,889	$33,271	$24,182
11/24	$25,300	$35,484	$25,962
12/24	$23,573	$34,400	$24,062
01/25	$24,209	$35,486	$24,908
02/25	$23,797	$34,806	$24,454
03/25	$22,951	$32,775	$23,554
04/25	$22,262	$32,556	$22,970
05/25	$23,382	$34,619	$23,972
06/25	$24,257	$36,378	$24,814
07/25	$24,768	$37,179	$25,259
08/25	$25,842	$38,039	$26,017
09/25	$26,144	$39,352	$26,347
10/25	$26,038	$40,196	$26,083
11/25	$26,743	$40,306	$26,705
12/25	$26,783	$40,298	$26,721
01/26	$28,032	$40,923	$27,866
02/26	$30,402	$40,728	$29,181

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	27.76	12.18	12.43
Class A (including sales charges)	20.45	10.86	11.76
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,904,196,404
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 18,121,891
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Material Fund Change [Text Block]
C000029852
Shareholder Report [Line Items]
Fund Name		Columbia Select Mid Cap Value Fund
Class Name		Class C
Trading Symbol		CMUCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$213	1.88%

Expenses Paid, Amount		$ 213
Expense Ratio, Percent		1.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Value Fund Class C (including sales charges) ($29,943)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$10,000	$10,000	$10,000
03/16	$10,861	$10,704	$10,923
04/16	$11,033	$10,770	$11,158
05/16	$11,230	$10,963	$11,340
06/16	$11,206	$10,986	$11,444
07/16	$11,517	$11,422	$11,929
08/16	$11,542	$11,451	$11,903
09/16	$11,558	$11,469	$11,953
10/16	$11,248	$11,221	$11,663
11/16	$11,928	$11,723	$12,393
12/16	$12,188	$11,952	$12,613
01/17	$12,338	$12,176	$12,825
02/17	$12,648	$12,629	$13,184
03/17	$12,595	$12,638	$13,088
04/17	$12,613	$12,772	$13,112
05/17	$12,675	$12,903	$13,072
06/17	$12,793	$13,019	$13,266
07/17	$12,848	$13,264	$13,442
08/17	$12,591	$13,290	$13,191
09/17	$13,003	$13,614	$13,551
10/17	$13,187	$13,911	$13,660
11/17	$13,581	$14,334	$14,122
12/17	$13,713	$14,477	$14,296
01/18	$13,973	$15,240	$14,625
02/18	$13,292	$14,678	$13,904
03/18	$13,303	$14,384	$13,938
04/18	$13,367	$14,438	$14,008
05/18	$13,497	$14,846	$14,160
06/18	$13,526	$14,943	$14,274
07/18	$13,894	$15,439	$14,662
08/18	$13,998	$15,981	$14,862
09/18	$13,917	$16,008	$14,744
10/18	$12,846	$14,829	$13,682
11/18	$13,042	$15,126	$14,010
12/18	$11,781	$13,718	$12,539
01/19	$13,088	$14,896	$13,830
02/19	$13,661	$15,419	$14,270
03/19	$13,665	$15,645	$14,342
04/19	$14,297	$16,269	$14,814
05/19	$13,269	$15,216	$13,863
06/19	$14,165	$16,285	$14,799
07/19	$14,372	$16,527	$14,922
08/19	$13,929	$16,190	$14,396
09/19	$14,421	$16,475	$14,980
10/19	$14,303	$16,829	$15,061
11/19	$14,730	$17,469	$15,462
12/19	$15,336	$17,973	$15,933
01/20	$14,883	$17,954	$15,623
02/20	$13,236	$16,484	$14,076
03/20	$10,301	$14,217	$10,881
04/20	$11,662	$16,100	$12,334
05/20	$12,101	$16,961	$12,906
06/20	$12,201	$17,349	$13,051
07/20	$12,890	$18,334	$13,668
08/20	$13,454	$19,662	$14,209
09/20	$13,266	$18,946	$13,887
10/20	$13,423	$18,537	$14,016
11/20	$15,600	$20,792	$15,984
12/20	$16,242	$21,728	$16,724
01/21	$16,007	$21,631	$16,685
02/21	$17,511	$22,307	$17,978
03/21	$18,388	$23,107	$18,906
04/21	$19,249	$24,298	$19,821
05/21	$19,609	$24,409	$20,212
06/21	$19,187	$25,010	$19,977
07/21	$19,139	$25,433	$20,100
08/21	$19,362	$26,159	$20,531
09/21	$18,806	$24,985	$19,775
10/21	$19,823	$26,675	$20,828
11/21	$19,839	$26,269	$20,195
12/21	$21,243	$27,303	$21,463
01/22	$20,228	$25,697	$20,547
02/22	$20,520	$25,049	$20,451
03/22	$20,675	$25,862	$21,072
04/22	$19,401	$23,541	$19,820
05/22	$19,952	$23,509	$20,201
06/22	$17,788	$21,543	$17,980
07/22	$19,358	$23,564	$19,527
08/22	$18,888	$22,684	$18,930
09/22	$17,139	$20,581	$17,094
10/22	$18,943	$22,269	$18,708
11/22	$20,061	$23,431	$19,891
12/22	$19,113	$22,059	$18,880
01/23	$20,564	$23,578	$20,406
02/23	$19,995	$23,027	$19,752
03/23	$19,186	$23,643	$19,130
04/23	$19,223	$23,895	$19,131
05/23	$18,249	$23,988	$18,283
06/23	$19,930	$25,626	$19,868
07/23	$20,559	$26,544	$20,733
08/23	$19,727	$26,032	$20,000
09/23	$18,580	$24,792	$18,982
10/23	$17,637	$24,135	$18,042
11/23	$19,523	$26,385	$19,743
12/23	$20,908	$27,785	$21,281
01/24	$20,778	$28,093	$20,900
02/24	$21,574	$29,613	$21,898
03/24	$22,785	$30,569	$23,031
04/24	$21,971	$29,224	$21,826
05/24	$22,600	$30,604	$22,610
06/24	$22,194	$31,552	$22,248
07/24	$23,602	$32,138	$23,592
08/24	$23,921	$32,838	$24,037
09/24	$24,246	$33,517	$24,490
10/24	$23,758	$33,271	$24,182
11/24	$25,147	$35,484	$25,962
12/24	$23,432	$34,400	$24,062
01/25	$24,025	$35,486	$24,908
02/25	$23,610	$34,806	$24,454
03/25	$22,765	$32,775	$23,554
04/25	$22,073	$32,556	$22,970
05/25	$23,161	$34,619	$23,972
06/25	$24,004	$36,378	$24,814
07/25	$24,510	$37,179	$25,259
08/25	$25,542	$38,039	$26,017
09/25	$25,826	$39,352	$26,347
10/25	$25,704	$40,196	$26,083
11/25	$26,392	$40,306	$26,705
12/25	$26,401	$40,298	$26,721
01/26	$27,631	$40,923	$27,866
02/26	$29,943	$40,728	$29,181

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	26.82	11.33	11.59
Class C (including sales charges)	25.82	11.33	11.59
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,904,196,404
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 18,121,891
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Material Fund Change [Text Block]
C000029853
Shareholder Report [Line Items]
Fund Name		Columbia Select Mid Cap Value Fund
Class Name		Class R
Trading Symbol		CMVRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$157	1.38%

Expenses Paid, Amount		$ 157
Expense Ratio, Percent		1.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Value Fund Class R ($31,469)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$10,000	$10,000	$10,000
03/16	$10,869	$10,704	$10,923
04/16	$11,048	$10,770	$11,158
05/16	$11,250	$10,963	$11,340
06/16	$11,228	$10,986	$11,444
07/16	$11,547	$11,422	$11,929
08/16	$11,579	$11,451	$11,903
09/16	$11,596	$11,469	$11,953
10/16	$11,286	$11,221	$11,663
11/16	$11,979	$11,723	$12,393
12/16	$12,249	$11,952	$12,613
01/17	$12,400	$12,176	$12,825
02/17	$12,710	$12,629	$13,184
03/17	$12,667	$12,638	$13,088
04/17	$12,684	$12,772	$13,112
05/17	$12,759	$12,903	$13,072
06/17	$12,884	$13,019	$13,266
07/17	$12,945	$13,264	$13,442
08/17	$12,693	$13,290	$13,191
09/17	$13,118	$13,614	$13,551
10/17	$13,300	$13,911	$13,660
11/17	$13,700	$14,334	$14,122
12/17	$13,843	$14,477	$14,296
01/18	$14,118	$15,240	$14,625
02/18	$13,437	$14,678	$13,904
03/18	$13,446	$14,384	$13,938
04/18	$13,517	$14,438	$14,008
05/18	$13,660	$14,846	$14,160
06/18	$13,686	$14,943	$14,274
07/18	$14,063	$15,439	$14,662
08/18	$14,182	$15,981	$14,862
09/18	$14,110	$16,008	$14,744
10/18	$13,030	$14,829	$13,682
11/18	$13,235	$15,126	$14,010
12/18	$11,942	$13,718	$12,539
01/19	$13,292	$14,896	$13,830
02/19	$13,885	$15,419	$14,270
03/19	$13,892	$15,645	$14,342
04/19	$14,541	$16,269	$14,814
05/19	$13,487	$15,216	$13,863
06/19	$14,410	$16,285	$14,799
07/19	$14,614	$16,527	$14,922
08/19	$14,180	$16,190	$14,396
09/19	$14,691	$16,475	$14,980
10/19	$14,569	$16,829	$15,061
11/19	$15,017	$17,469	$15,462
12/19	$15,650	$17,973	$15,933
01/20	$15,191	$17,954	$15,623
02/20	$13,507	$16,484	$14,076
03/20	$10,506	$14,217	$10,881
04/20	$11,901	$16,100	$12,334
05/20	$12,362	$16,961	$12,906
06/20	$12,468	$17,349	$13,051
07/20	$13,174	$18,334	$13,668
08/20	$13,751	$19,662	$14,209
09/20	$13,574	$18,946	$13,887
10/20	$13,747	$18,537	$14,016
11/20	$15,969	$20,792	$15,984
12/20	$16,639	$21,728	$16,724
01/21	$16,408	$21,631	$16,685
02/21	$17,952	$22,307	$17,978
03/21	$18,862	$23,107	$18,906
04/21	$19,757	$24,298	$19,821
05/21	$20,118	$24,409	$20,212
06/21	$19,700	$25,010	$19,977
07/21	$19,671	$25,433	$20,100
08/21	$19,905	$26,159	$20,531
09/21	$19,341	$24,985	$19,775
10/21	$20,394	$26,675	$20,828
11/21	$20,409	$26,269	$20,195
12/21	$21,884	$27,303	$21,463
01/22	$20,831	$25,697	$20,547
02/22	$21,145	$25,049	$20,451
03/22	$21,312	$25,862	$21,072
04/22	$20,007	$23,541	$19,820
05/22	$20,589	$23,509	$20,201
06/22	$18,364	$21,543	$17,980
07/22	$19,987	$23,564	$19,527
08/22	$19,512	$22,684	$18,930
09/22	$17,724	$20,581	$17,094
10/22	$19,578	$22,269	$18,708
11/22	$20,760	$23,431	$19,891
12/22	$19,768	$22,059	$18,880
01/23	$21,287	$23,578	$20,406
02/23	$20,703	$23,027	$19,752
03/23	$19,876	$23,643	$19,130
04/23	$19,926	$23,895	$19,131
05/23	$18,906	$23,988	$18,283
06/23	$20,661	$25,626	$19,868
07/23	$21,334	$26,544	$20,733
08/23	$20,476	$26,032	$20,000
09/23	$19,302	$24,792	$18,982
10/23	$18,325	$24,135	$18,042
11/23	$20,295	$26,385	$19,743
12/23	$21,751	$27,785	$21,281
01/24	$21,616	$28,093	$20,900
02/24	$22,443	$29,613	$21,898
03/24	$23,728	$30,569	$23,031
04/24	$22,900	$29,224	$21,826
05/24	$23,542	$30,604	$22,610
06/24	$23,133	$31,552	$22,248
07/24	$24,623	$32,138	$23,592
08/24	$24,966	$32,838	$24,037
09/24	$25,311	$33,517	$24,490
10/24	$24,814	$33,271	$24,182
11/24	$26,271	$35,484	$25,962
12/24	$24,486	$34,400	$24,062
01/25	$25,133	$35,486	$24,908
02/25	$24,702	$34,806	$24,454
03/25	$23,821	$32,775	$23,554
04/25	$23,101	$32,556	$22,970
05/25	$24,253	$34,619	$23,972
06/25	$25,151	$36,378	$24,814
07/25	$25,684	$37,179	$25,259
08/25	$26,786	$38,039	$26,017
09/25	$27,085	$39,352	$26,347
10/25	$26,975	$40,196	$26,083
11/25	$27,710	$40,306	$26,705
12/25	$27,734	$40,298	$26,721
01/26	$29,017	$40,923	$27,866
02/26	$31,469	$40,728	$29,181

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	27.40	11.88	12.15
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,904,196,404
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 18,121,891
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Material Fund Change [Text Block]
C000253704
Shareholder Report [Line Items]
Fund Name		Columbia Select Mid Cap Value Fund
Class Name		Class S
Trading Symbol		NAMBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$100	0.88%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Value Fund Class S ($32,370)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$10,000	$10,000	$10,000
03/16	$10,872	$10,704	$10,923
04/16	$11,051	$10,770	$11,158
05/16	$11,253	$10,963	$11,340
06/16	$11,238	$10,986	$11,444
07/16	$11,556	$11,422	$11,929
08/16	$11,596	$11,451	$11,903
09/16	$11,613	$11,469	$11,953
10/16	$11,302	$11,221	$11,663
11/16	$11,995	$11,723	$12,393
12/16	$12,271	$11,952	$12,613
01/17	$12,431	$12,176	$12,825
02/17	$12,741	$12,629	$13,184
03/17	$12,697	$12,638	$13,088
04/17	$12,722	$12,772	$13,112
05/17	$12,798	$12,903	$13,072
06/17	$12,922	$13,019	$13,266
07/17	$12,991	$13,264	$13,442
08/17	$12,739	$13,290	$13,191
09/17	$13,164	$13,614	$13,551
10/17	$13,355	$13,911	$13,660
11/17	$13,764	$14,334	$14,122
12/17	$13,907	$14,477	$14,296
01/18	$14,182	$15,240	$14,625
02/18	$13,500	$14,678	$13,904
03/18	$13,508	$14,384	$13,938
04/18	$13,599	$14,438	$14,008
05/18	$13,732	$14,846	$14,160
06/18	$13,766	$14,943	$14,274
07/18	$14,155	$15,439	$14,662
08/18	$14,263	$15,981	$14,862
09/18	$14,200	$16,008	$14,744
10/18	$13,118	$14,829	$13,682
11/18	$13,323	$15,126	$14,010
12/18	$12,036	$13,718	$12,539
01/19	$13,388	$14,896	$13,830
02/19	$13,983	$15,419	$14,270
03/19	$13,998	$15,645	$14,342
04/19	$14,648	$16,269	$14,814
05/19	$13,591	$15,216	$13,863
06/19	$14,527	$16,285	$14,799
07/19	$14,744	$16,527	$14,922
08/19	$14,309	$16,190	$14,396
09/19	$14,817	$16,475	$14,980
10/19	$14,708	$16,829	$15,061
11/19	$15,158	$17,469	$15,462
12/19	$15,803	$17,973	$15,933
01/20	$15,342	$17,954	$15,623
02/20	$13,637	$16,484	$14,076
03/20	$10,605	$14,217	$10,881
04/20	$12,035	$16,100	$12,334
05/20	$12,498	$16,961	$12,906
06/20	$12,598	$17,349	$13,051
07/20	$13,308	$18,334	$13,668
08/20	$13,903	$19,662	$14,209
09/20	$13,734	$18,946	$13,887
10/20	$13,908	$18,537	$14,016
11/20	$16,158	$20,792	$15,984
12/20	$16,827	$21,728	$16,724
01/21	$16,609	$21,631	$16,685
02/21	$18,164	$22,307	$17,978
03/21	$19,092	$23,107	$18,906
04/21	$20,008	$24,298	$19,821
05/21	$20,386	$24,409	$20,212
06/21	$19,961	$25,010	$19,977
07/21	$19,932	$25,433	$20,100
08/21	$20,183	$26,159	$20,531
09/21	$19,612	$24,985	$19,775
10/21	$20,674	$26,675	$20,828
11/21	$20,704	$26,269	$20,195
12/21	$22,205	$27,303	$21,463
01/22	$21,143	$25,697	$20,547
02/22	$21,460	$25,049	$20,451
03/22	$21,642	$25,862	$21,072
04/22	$20,325	$23,541	$19,820
05/22	$20,912	$23,509	$20,201
06/22	$18,648	$21,543	$17,980
07/22	$20,304	$23,564	$19,527
08/22	$19,840	$22,684	$18,930
09/22	$18,012	$20,581	$17,094
10/22	$19,920	$22,269	$18,708
11/22	$21,114	$23,431	$19,891
12/22	$20,107	$22,059	$18,880
01/23	$21,660	$23,578	$20,406
02/23	$21,052	$23,027	$19,752
03/23	$20,230	$23,643	$19,130
04/23	$20,280	$23,895	$19,131
05/23	$19,266	$23,988	$18,283
06/23	$21,054	$25,626	$19,868
07/23	$21,718	$26,544	$20,733
08/23	$20,849	$26,032	$20,000
09/23	$19,674	$24,792	$18,982
10/23	$18,684	$24,135	$18,042
11/23	$20,680	$26,385	$19,743
12/23	$22,168	$27,785	$21,281
01/24	$22,049	$28,093	$20,900
02/24	$22,904	$29,613	$21,898
03/24	$24,204	$30,569	$23,031
04/24	$23,364	$29,224	$21,826
05/24	$24,033	$30,604	$22,610
06/24	$23,633	$31,552	$22,248
07/24	$25,145	$32,138	$23,592
08/24	$25,493	$32,838	$24,037
09/24	$25,859	$33,517	$24,490
10/24	$25,355	$33,271	$24,182
11/24	$26,864	$35,484	$25,962
12/24	$25,035	$34,400	$24,062
01/25	$25,708	$35,486	$24,908
02/25	$25,272	$34,806	$24,454
03/25	$24,392	$32,775	$23,554
04/25	$23,663	$32,556	$22,970
05/25	$24,866	$34,619	$23,972
06/25	$25,789	$36,378	$24,814
07/25	$26,348	$37,179	$25,259
08/25	$27,485	$38,039	$26,017
09/25	$27,803	$39,352	$26,347
10/25	$27,710	$40,196	$26,083
11/25	$28,475	$40,306	$26,705
12/25	$28,516	$40,298	$26,721
01/26	$29,840	$40,923	$27,866
02/26	$32,370	$40,728	$29,181

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	28.09	12.25	12.46
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,904,196,404
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 18,121,891
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Material Fund Change [Text Block]
C000122577
Shareholder Report [Line Items]
Fund Name		Columbia Select Mid Cap Value Fund
Class Name		Institutional 2 Class
Trading Symbol		CVERX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$92	0.81%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Value Fund Institutional 2 Class ($33,414)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$10,000	$10,000	$10,000
03/16	$10,869	$10,704	$10,923
04/16	$11,052	$10,770	$11,158
05/16	$11,265	$10,963	$11,340
06/16	$11,245	$10,986	$11,444
07/16	$11,572	$11,422	$11,929
08/16	$11,611	$11,451	$11,903
09/16	$11,638	$11,469	$11,953
10/16	$11,334	$11,221	$11,663
11/16	$12,028	$11,723	$12,393
12/16	$12,310	$11,952	$12,613
01/17	$12,466	$12,176	$12,825
02/17	$12,786	$12,629	$13,184
03/17	$12,746	$12,638	$13,088
04/17	$12,779	$12,772	$13,112
05/17	$12,861	$12,903	$13,072
06/17	$12,986	$13,019	$13,266
07/17	$13,054	$13,264	$13,442
08/17	$12,807	$13,290	$13,191
09/17	$13,244	$13,614	$13,551
10/17	$13,440	$13,911	$13,660
11/17	$13,849	$14,334	$14,122
12/17	$13,993	$14,477	$14,296
01/18	$14,282	$15,240	$14,625
02/18	$13,595	$14,678	$13,904
03/18	$13,614	$14,384	$13,938
04/18	$13,704	$14,438	$14,008
05/18	$13,843	$14,846	$14,160
06/18	$13,889	$14,943	$14,274
07/18	$14,280	$15,439	$14,662
08/18	$14,396	$15,981	$14,862
09/18	$14,336	$16,008	$14,744
10/18	$13,245	$14,829	$13,682
11/18	$13,457	$15,126	$14,010
12/18	$12,154	$13,718	$12,539
01/19	$13,533	$14,896	$13,830
02/19	$14,138	$15,419	$14,270
03/19	$14,151	$15,645	$14,342
04/19	$14,823	$16,269	$14,814
05/19	$13,756	$15,216	$13,863
06/19	$14,705	$16,285	$14,799
07/19	$14,930	$16,527	$14,922
08/19	$14,493	$16,190	$14,396
09/19	$15,014	$16,475	$14,980
10/19	$14,908	$16,829	$15,061
11/19	$15,373	$17,469	$15,462
12/19	$16,014	$17,973	$15,933
01/20	$15,552	$17,954	$15,623
02/20	$13,837	$16,484	$14,076
03/20	$10,776	$14,217	$10,881
04/20	$12,212	$16,100	$12,334
05/20	$12,691	$16,961	$12,906
06/20	$12,798	$17,349	$13,051
07/20	$13,533	$18,334	$13,668
08/20	$14,140	$19,662	$14,209
09/20	$13,959	$18,946	$13,887
10/20	$14,143	$18,537	$14,016
11/20	$16,437	$20,792	$15,984
12/20	$17,132	$21,728	$16,724
01/21	$16,905	$21,631	$16,685
02/21	$18,508	$22,307	$17,978
03/21	$19,456	$23,107	$18,906
04/21	$20,394	$24,298	$19,821
05/21	$20,777	$24,409	$20,212
06/21	$20,351	$25,010	$19,977
07/21	$20,323	$25,433	$20,100
08/21	$20,582	$26,159	$20,531
09/21	$20,013	$24,985	$19,775
10/21	$21,109	$26,675	$20,828
11/21	$21,138	$26,269	$20,195
12/21	$22,668	$27,303	$21,463
01/22	$21,601	$25,697	$20,547
02/22	$21,926	$25,049	$20,451
03/22	$22,121	$25,862	$21,072
04/22	$20,773	$23,541	$19,820
05/22	$21,393	$23,509	$20,201
06/22	$19,076	$21,543	$17,980
07/22	$20,789	$23,564	$19,527
08/22	$20,304	$22,684	$18,930
09/22	$18,440	$20,581	$17,094
10/22	$20,399	$22,269	$18,708
11/22	$21,630	$23,431	$19,891
12/22	$20,615	$22,059	$18,880
01/23	$22,197	$23,578	$20,406
02/23	$21,604	$23,027	$19,752
03/23	$20,753	$23,643	$19,130
04/23	$20,819	$23,895	$19,131
05/23	$19,762	$23,988	$18,283
06/23	$21,609	$25,626	$19,868
07/23	$22,308	$26,544	$20,733
08/23	$21,426	$26,032	$20,000
09/23	$20,212	$24,792	$18,982
10/23	$19,210	$24,135	$18,042
11/23	$21,263	$26,385	$19,743
12/23	$22,803	$27,785	$21,281
01/24	$22,669	$28,093	$20,900
02/24	$23,556	$29,613	$21,898
03/24	$24,915	$30,569	$23,031
04/24	$24,059	$29,224	$21,826
05/24	$24,747	$30,604	$22,610
06/24	$24,342	$31,552	$22,248
07/24	$25,908	$32,138	$23,592
08/24	$26,283	$32,838	$24,037
09/24	$26,662	$33,517	$24,490
10/24	$26,150	$33,271	$24,182
11/24	$27,703	$35,484	$25,962
12/24	$25,825	$34,400	$24,062
01/25	$26,521	$35,486	$24,908
02/25	$26,075	$34,806	$24,454
03/25	$25,164	$32,775	$23,554
04/25	$24,411	$32,556	$22,970
05/25	$25,647	$34,619	$23,972
06/25	$26,613	$36,378	$24,814
07/25	$27,180	$37,179	$25,259
08/25	$28,350	$38,039	$26,017
09/25	$28,704	$39,352	$26,347
10/25	$28,594	$40,196	$26,083
11/25	$29,382	$40,306	$26,705
12/25	$29,428	$40,298	$26,721
01/26	$30,802	$40,923	$27,866
02/26	$33,414	$40,728	$29,181

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	28.15	12.54	12.82
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,904,196,404
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 18,121,891
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Material Fund Change [Text Block]
C000079026
Shareholder Report [Line Items]
Fund Name		Columbia Select Mid Cap Value Fund
Class Name		Institutional 3 Class
Trading Symbol		CMVYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$87	0.76%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Value Fund Institutional 3 Class ($33,560)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$10,000	$10,000	$10,000
03/16	$10,867	$10,704	$10,923
04/16	$11,054	$10,770	$11,158
05/16	$11,263	$10,963	$11,340
06/16	$11,245	$10,986	$11,444
07/16	$11,571	$11,422	$11,929
08/16	$11,611	$11,451	$11,903
09/16	$11,633	$11,469	$11,953
10/16	$11,330	$11,221	$11,663
11/16	$12,032	$11,723	$12,393
12/16	$12,305	$11,952	$12,613
01/17	$12,465	$12,176	$12,825
02/17	$12,794	$12,629	$13,184
03/17	$12,754	$12,638	$13,088
04/17	$12,779	$12,772	$13,112
05/17	$12,863	$12,903	$13,072
06/17	$12,993	$13,019	$13,266
07/17	$13,063	$13,264	$13,442
08/17	$12,818	$13,290	$13,191
09/17	$13,250	$13,614	$13,551
10/17	$13,443	$13,911	$13,660
11/17	$13,855	$14,334	$14,122
12/17	$14,004	$14,477	$14,296
01/18	$14,291	$15,240	$14,625
02/18	$13,604	$14,678	$13,904
03/18	$13,625	$14,384	$13,938
04/18	$13,707	$14,438	$14,008
05/18	$13,851	$14,846	$14,160
06/18	$13,889	$14,943	$14,274
07/18	$14,282	$15,439	$14,662
08/18	$14,402	$15,981	$14,862
09/18	$14,341	$16,008	$14,744
10/18	$13,247	$14,829	$13,682
11/18	$13,466	$15,126	$14,010
12/18	$12,167	$13,718	$12,539
01/19	$13,535	$14,896	$13,830
02/19	$14,151	$15,419	$14,270
03/19	$14,166	$15,645	$14,342
04/19	$14,839	$16,269	$14,814
05/19	$13,768	$15,216	$13,863
06/19	$14,718	$16,285	$14,799
07/19	$14,952	$16,527	$14,922
08/19	$14,510	$16,190	$14,396
09/19	$15,027	$16,475	$14,980
10/19	$14,931	$16,829	$15,061
11/19	$15,388	$17,469	$15,462
12/19	$16,045	$17,973	$15,933
01/20	$15,576	$17,954	$15,623
02/20	$13,858	$16,484	$14,076
03/20	$10,779	$14,217	$10,881
04/20	$12,235	$16,100	$12,334
05/20	$12,706	$16,961	$12,906
06/20	$12,820	$17,349	$13,051
07/20	$13,558	$18,334	$13,668
08/20	$14,164	$19,662	$14,209
09/20	$13,976	$18,946	$13,887
10/20	$14,169	$18,537	$14,016
11/20	$16,464	$20,792	$15,984
12/20	$17,162	$21,728	$16,724
01/21	$16,940	$21,631	$16,685
02/21	$18,542	$22,307	$17,978
03/21	$19,491	$23,107	$18,906
04/21	$20,427	$24,298	$19,821
05/21	$20,814	$24,409	$20,212
06/21	$20,400	$25,010	$19,977
07/21	$20,370	$25,433	$20,100
08/21	$20,626	$26,159	$20,531
09/21	$20,048	$24,985	$19,775
10/21	$21,151	$26,675	$20,828
11/21	$21,196	$26,269	$20,195
12/21	$22,724	$27,303	$21,463
01/22	$21,636	$25,697	$20,547
02/22	$21,977	$25,049	$20,451
03/22	$22,168	$25,862	$21,072
04/22	$20,818	$23,541	$19,820
05/22	$21,436	$23,509	$20,201
06/22	$19,135	$21,543	$17,980
07/22	$20,836	$23,564	$19,527
08/22	$20,360	$22,684	$18,930
09/22	$18,484	$20,581	$17,094
10/22	$20,445	$22,269	$18,708
11/22	$21,690	$23,431	$19,891
12/22	$20,675	$22,059	$18,880
01/23	$22,256	$23,578	$20,406
02/23	$21,647	$23,027	$19,752
03/23	$20,805	$23,643	$19,130
04/23	$20,875	$23,895	$19,131
05/23	$19,829	$23,988	$18,283
06/23	$21,675	$25,626	$19,868
07/23	$22,378	$26,544	$20,733
08/23	$21,482	$26,032	$20,000
09/23	$20,273	$24,792	$18,982
10/23	$19,269	$24,135	$18,042
11/23	$21,330	$26,385	$19,743
12/23	$22,870	$27,785	$21,281
01/24	$22,746	$28,093	$20,900
02/24	$23,647	$29,613	$21,898
03/24	$24,997	$30,569	$23,031
04/24	$24,128	$29,224	$21,826
05/24	$24,837	$30,604	$22,610
06/24	$24,412	$31,552	$22,248
07/24	$25,995	$32,138	$23,592
08/24	$26,373	$32,838	$24,037
09/24	$26,759	$33,517	$24,490
10/24	$26,254	$33,271	$24,182
11/24	$27,806	$35,484	$25,962
12/24	$25,914	$34,400	$24,062
01/25	$26,614	$35,486	$24,908
02/25	$26,179	$34,806	$24,454
03/25	$25,254	$32,775	$23,554
04/25	$24,514	$32,556	$22,970
05/25	$25,748	$34,619	$23,972
06/25	$26,699	$36,378	$24,814
07/25	$27,281	$37,179	$25,259
08/25	$28,466	$38,039	$26,017
09/25	$28,806	$39,352	$26,347
10/25	$28,709	$40,196	$26,083
11/25	$29,507	$40,306	$26,705
12/25	$29,540	$40,298	$26,721
01/26	$30,941	$40,923	$27,866
02/26	$33,560	$40,728	$29,181

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	28.19	12.60	12.87
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,904,196,404
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 18,121,891
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Material Fund Change [Text Block]
C000029854
Shareholder Report [Line Items]
Fund Name		Columbia Select Mid Cap Value Fund
Class Name		Institutional Class
Trading Symbol		NAMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$100	0.88%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Select Mid Cap Value Fund Institutional Class ($33,054)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$10,000	$10,000	$10,000
03/16	$10,869	$10,704	$10,923
04/16	$11,047	$10,770	$11,158
05/16	$11,256	$10,963	$11,340
06/16	$11,240	$10,986	$11,444
07/16	$11,566	$11,422	$11,929
08/16	$11,606	$11,451	$11,903
09/16	$11,622	$11,469	$11,953
10/16	$11,320	$11,221	$11,663
11/16	$12,020	$11,723	$12,393
12/16	$12,296	$11,952	$12,613
01/17	$12,455	$12,176	$12,825
02/17	$12,774	$12,629	$13,184
03/17	$12,729	$12,638	$13,088
04/17	$12,754	$12,772	$13,112
05/17	$12,838	$12,903	$13,072
06/17	$12,961	$13,019	$13,266
07/17	$13,031	$13,264	$13,442
08/17	$12,787	$13,290	$13,191
09/17	$13,221	$13,614	$13,551
10/17	$13,412	$13,911	$13,660
11/17	$13,822	$14,334	$14,122
12/17	$13,965	$14,477	$14,296
01/18	$14,250	$15,240	$14,625
02/18	$13,567	$14,678	$13,904
03/18	$13,583	$14,384	$13,938
04/18	$13,665	$14,438	$14,008
05/18	$13,808	$14,846	$14,160
06/18	$13,841	$14,943	$14,274
07/18	$14,231	$15,439	$14,662
08/18	$14,350	$15,981	$14,862
09/18	$14,285	$16,008	$14,744
10/18	$13,198	$14,829	$13,682
11/18	$13,416	$15,126	$14,010
12/18	$12,121	$13,718	$12,539
01/19	$13,478	$14,896	$13,830
02/19	$14,089	$15,419	$14,270
03/19	$14,098	$15,645	$14,342
04/19	$14,765	$16,269	$14,814
05/19	$13,704	$15,216	$13,863
06/19	$14,639	$16,285	$14,799
07/19	$14,871	$16,527	$14,922
08/19	$14,433	$16,190	$14,396
09/19	$14,940	$16,475	$14,980
10/19	$14,844	$16,829	$15,061
11/19	$15,297	$17,469	$15,462
12/19	$15,941	$17,973	$15,933
01/20	$15,491	$17,954	$15,623
02/20	$13,776	$16,484	$14,076
03/20	$10,721	$14,217	$10,881
04/20	$12,148	$16,100	$12,334
05/20	$12,628	$16,961	$12,906
06/20	$12,736	$17,349	$13,051
07/20	$13,466	$18,334	$13,668
08/20	$14,065	$19,662	$14,209
09/20	$13,888	$18,946	$13,887
10/20	$14,064	$18,537	$14,016
11/20	$16,347	$20,792	$15,984
12/20	$17,031	$21,728	$16,724
01/21	$16,811	$21,631	$16,685
02/21	$18,394	$22,307	$17,978
03/21	$19,341	$23,107	$18,906
04/21	$20,265	$24,298	$19,821
05/21	$20,647	$24,409	$20,212
06/21	$20,231	$25,010	$19,977
07/21	$20,202	$25,433	$20,100
08/21	$20,455	$26,159	$20,531
09/21	$19,876	$24,985	$19,775
10/21	$20,965	$26,675	$20,828
11/21	$20,994	$26,269	$20,195
12/21	$22,525	$27,303	$21,463
01/22	$21,452	$25,697	$20,547
02/22	$21,772	$25,049	$20,451
03/22	$21,969	$25,862	$21,072
04/22	$20,621	$23,541	$19,820
05/22	$21,231	$23,509	$20,201
06/22	$18,938	$21,543	$17,980
07/22	$20,631	$23,564	$19,527
08/22	$20,162	$22,684	$18,930
09/22	$18,307	$20,581	$17,094
10/22	$20,239	$22,269	$18,708
11/22	$21,465	$23,431	$19,891
12/22	$20,457	$22,059	$18,880
01/23	$22,031	$23,578	$20,406
02/23	$21,432	$23,027	$19,752
03/23	$20,578	$23,643	$19,130
04/23	$20,647	$23,895	$19,131
05/23	$19,601	$23,988	$18,283
06/23	$21,426	$25,626	$19,868
07/23	$22,135	$26,544	$20,733
08/23	$21,254	$26,032	$20,000
09/23	$20,040	$24,792	$18,982
10/23	$19,035	$24,135	$18,042
11/23	$21,079	$26,385	$19,743
12/23	$22,602	$27,785	$21,281
01/24	$22,481	$28,093	$20,900
02/24	$23,349	$29,613	$21,898
03/24	$24,702	$30,569	$23,031
04/24	$23,831	$29,224	$21,826
05/24	$24,528	$30,604	$22,610
06/24	$24,120	$31,552	$22,248
07/24	$25,675	$32,138	$23,592
08/24	$26,028	$32,838	$24,037
09/24	$26,416	$33,517	$24,490
10/24	$25,902	$33,271	$24,182
11/24	$27,444	$35,484	$25,962
12/24	$25,577	$34,400	$24,062
01/25	$26,265	$35,486	$24,908
02/25	$25,819	$34,806	$24,454
03/25	$24,922	$32,775	$23,554
04/25	$24,177	$32,556	$22,970
05/25	$25,387	$34,619	$23,972
06/25	$26,349	$36,378	$24,814
07/25	$26,920	$37,179	$25,259
08/25	$28,082	$38,039	$26,017
09/25	$28,407	$39,352	$26,347
10/25	$28,311	$40,196	$26,083
11/25	$29,074	$40,306	$26,705
12/25	$29,116	$40,298	$26,721
01/26	$30,488	$40,923	$27,866
02/26	$33,054	$40,728	$29,181

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	28.02	12.44	12.70
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,904,196,404
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 18,121,891
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Material Fund Change [Text Block]
C000030056
Shareholder Report [Line Items]
Fund Name		Columbia Small Cap Index Fund
Class Name		Class A
Trading Symbol		NMSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$49	0.45%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The industrials, information technology and materials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Sandisk, a data storage and semiconductor hardware company; Kratos Defense & Security Solutions, a defense technology and aerospace company; Sterling Infrastructure, an engineering & construction infrastructure services company; TTM Technologies, an electronic components and advanced manufacturing company; and Mr. Cooper Group, a mortgage finance and servicing company, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The health care, communication services and consumer staples sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Inspire Medical Systems, a medical device company; Robert Half, a professional staffing and consulting services company; V.F. Corporation, a branded apparel and footwear company; FMC Corporation, an agricultural chemicals and crop science company; and Alaska Air, an airline holding company, were among the top absolute detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Index Fund Class A ($27,758)	Russell 3000® Index ($40,728)	S&P SmallCap 600® Index ($29,000)
02/16	$10,000	$10,000	$10,000
03/16	$10,819	$10,704	$10,820
04/16	$10,940	$10,770	$10,947
05/16	$11,118	$10,963	$11,128
06/16	$11,181	$10,986	$11,196
07/16	$11,747	$11,422	$11,766
08/16	$11,902	$11,451	$11,925
09/16	$11,977	$11,469	$12,002
10/16	$11,438	$11,221	$11,465
11/16	$12,863	$11,723	$12,904
12/16	$13,293	$11,952	$13,338
01/17	$13,231	$12,176	$13,285
02/17	$13,440	$12,629	$13,497
03/17	$13,423	$12,638	$13,480
04/17	$13,541	$12,772	$13,602
05/17	$13,248	$12,903	$13,313
06/17	$13,641	$13,019	$13,711
07/17	$13,767	$13,264	$13,844
08/17	$13,412	$13,290	$13,489
09/17	$14,437	$13,614	$14,529
10/17	$14,568	$13,911	$14,666
11/17	$15,078	$14,334	$15,183
12/17	$14,996	$14,477	$15,104
01/18	$15,366	$15,240	$15,486
02/18	$14,765	$14,678	$14,886
03/18	$15,062	$14,384	$15,189
04/18	$15,208	$14,438	$15,346
05/18	$16,185	$14,846	$16,337
06/18	$16,359	$14,943	$16,522
07/18	$16,871	$15,439	$17,043
08/18	$17,678	$15,981	$17,867
09/18	$17,111	$16,008	$17,300
10/18	$15,311	$14,829	$15,487
11/18	$15,539	$15,126	$15,720
12/18	$13,653	$13,718	$13,823
01/19	$15,098	$14,896	$15,293
02/19	$15,754	$15,419	$15,959
03/19	$15,232	$15,645	$15,427
04/19	$15,814	$16,269	$16,025
05/19	$14,429	$15,216	$14,626
06/19	$15,494	$16,285	$15,715
07/19	$15,665	$16,527	$15,894
08/19	$14,953	$16,190	$15,177
09/19	$15,446	$16,475	$15,684
10/19	$15,741	$16,829	$15,989
11/19	$16,220	$17,469	$16,479
12/19	$16,697	$17,973	$16,972
01/20	$16,027	$17,954	$16,298
02/20	$14,481	$16,484	$14,732
03/20	$11,238	$14,217	$11,433
04/20	$12,664	$16,100	$12,885
05/20	$13,205	$16,961	$13,440
06/20	$13,704	$17,349	$13,942
07/20	$14,261	$18,334	$14,515
08/20	$14,825	$19,662	$15,094
09/20	$14,124	$18,946	$14,384
10/20	$14,478	$18,537	$14,755
11/20	$17,109	$20,792	$17,436
12/20	$18,520	$21,728	$18,887
01/21	$19,684	$21,631	$20,075
02/21	$21,164	$22,307	$21,611
03/21	$21,848	$23,107	$22,332
04/21	$22,290	$24,298	$22,787
05/21	$22,740	$24,409	$23,260
06/21	$22,811	$25,010	$23,338
07/21	$22,255	$25,433	$22,781
08/21	$22,698	$26,159	$23,240
09/21	$22,134	$24,985	$22,675
10/21	$22,886	$26,675	$23,452
11/21	$22,352	$26,269	$22,915
12/21	$23,349	$27,303	$23,953
01/22	$21,636	$25,697	$22,213
02/22	$21,930	$25,049	$22,523
03/22	$22,002	$25,862	$22,606
04/22	$20,273	$23,541	$20,841
05/22	$20,647	$23,509	$21,229
06/22	$18,873	$21,543	$19,415
07/22	$20,758	$23,564	$21,360
08/22	$19,845	$22,684	$20,423
09/22	$17,878	$20,581	$18,405
10/22	$20,083	$22,269	$20,681
11/22	$20,907	$23,431	$21,543
12/22	$19,492	$22,059	$20,097
01/23	$21,342	$23,578	$22,005
02/23	$21,069	$23,027	$21,734
03/23	$19,976	$23,643	$20,613
04/23	$19,412	$23,895	$20,040
05/23	$19,069	$23,988	$19,689
06/23	$20,628	$25,626	$21,309
07/23	$21,760	$26,544	$22,483
08/23	$20,844	$26,032	$21,553
09/23	$19,585	$24,792	$20,260
10/23	$18,453	$24,135	$19,098
11/23	$19,972	$26,385	$20,677
12/23	$22,523	$27,785	$23,323
01/24	$21,628	$28,093	$22,402
02/24	$22,337	$29,613	$23,147
03/24	$23,054	$30,569	$23,897
04/24	$21,749	$29,224	$22,556
05/24	$22,840	$30,604	$23,693
06/24	$22,317	$31,552	$23,154
07/24	$24,712	$32,138	$25,654
08/24	$24,353	$32,838	$25,284
09/24	$24,547	$33,517	$25,499
10/24	$23,888	$33,271	$24,827
11/24	$26,495	$35,484	$27,542
12/24	$24,377	$34,400	$25,351
01/25	$25,076	$35,486	$26,089
02/25	$23,635	$34,806	$24,599
03/25	$22,173	$32,775	$23,088
04/25	$21,237	$32,556	$22,121
05/25	$22,345	$34,619	$23,278
06/25	$23,249	$36,378	$24,219
07/25	$23,450	$37,179	$24,444
08/25	$25,098	$38,039	$26,171
09/25	$25,345	$39,352	$26,427
10/25	$25,121	$40,196	$26,195
11/25	$25,782	$40,306	$26,890
12/25	$25,751	$40,298	$26,876
01/26	$27,190	$40,923	$28,383
02/26	$27,758	$40,728	$29,000

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	17.44	5.57	10.75
Russell 3000® Index	17.02	12.80	15.08
S&P SmallCap 600® Index	17.89	6.06	11.23

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,547,107,539
Holdings Count | Holding		608
Advisory Fees Paid, Amount		$ 5,098,990
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,547,107,539
Total number of portfolio holdings	608
Management services fees (represents 0.20% of Fund average net assets)	$5,098,990
Portfolio turnover for the reporting period	22%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	17.3%
Consumer Discretionary	13.8%
Information Technology	13.1%
Health Care	10.7%
Real Estate	7.0%
Materials	5.8%
Energy	5.5%
Communication Services	3.0%
Consumer Staples	2.5%
Other	2.2%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Solstice Advanced Materials, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
Moog, Inc., Class A	0.6%
InterDigital, Inc.	0.6%
CareTrust REIT, Inc.	0.6%
SiTime Corp.	0.5%
Eastman Chemical Co.	0.5%
LKQ Corp.	0.5%
Sanmina Corp.	0.5%
Primoris Services Corp.	0.5%

Material Fund Change [Text Block]
C000122595
Shareholder Report [Line Items]
Fund Name		Columbia Small Cap Index Fund
Class Name		Institutional 2 Class
Trading Symbol		CXXRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The industrials, information technology and materials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Sandisk, a data storage and semiconductor hardware company; Kratos Defense & Security Solutions, a defense technology and aerospace company; Sterling Infrastructure, an engineering & construction infrastructure services company; TTM Technologies, an electronic components and advanced manufacturing company; and Mr. Cooper Group, a mortgage finance and servicing company, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The health care, communication services and consumer staples sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Inspire Medical Systems, a medical device company; Robert Half, a professional staffing and consulting services company; V.F. Corporation, a branded apparel and footwear company; FMC Corporation, an agricultural chemicals and crop science company; and Alaska Air, an airline holding company, were among the top absolute detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Index Fund Institutional 2 Class ($28,460)	Russell 3000® Index ($40,728)	S&P SmallCap 600® Index ($29,000)
02/16	$10,000	$10,000	$10,000
03/16	$10,816	$10,704	$10,820
04/16	$10,944	$10,770	$10,947
05/16	$11,124	$10,963	$11,128
06/16	$11,189	$10,986	$11,196
07/16	$11,758	$11,422	$11,766
08/16	$11,920	$11,451	$11,925
09/16	$11,993	$11,469	$12,002
10/16	$11,455	$11,221	$11,465
11/16	$12,885	$11,723	$12,904
12/16	$13,319	$11,952	$13,338
01/17	$13,263	$12,176	$13,285
02/17	$13,473	$12,629	$13,497
03/17	$13,462	$12,638	$13,480
04/17	$13,583	$12,772	$13,602
05/17	$13,291	$12,903	$13,313
06/17	$13,686	$13,019	$13,711
07/17	$13,815	$13,264	$13,844
08/17	$13,463	$13,290	$13,489
09/17	$14,498	$13,614	$14,529
10/17	$14,632	$13,911	$14,666
11/17	$15,142	$14,334	$15,183
12/17	$15,062	$14,477	$15,104
01/18	$15,442	$15,240	$15,486
02/18	$14,837	$14,678	$14,886
03/18	$15,139	$14,384	$15,189
04/18	$15,294	$14,438	$15,346
05/18	$16,273	$14,846	$16,337
06/18	$16,456	$14,943	$16,522
07/18	$16,968	$15,439	$17,043
08/18	$17,788	$15,981	$17,867
09/18	$17,222	$16,008	$17,300
10/18	$15,413	$14,829	$15,487
11/18	$15,642	$15,126	$15,720
12/18	$13,749	$13,718	$13,823
01/19	$15,209	$14,896	$15,293
02/19	$15,876	$15,419	$15,959
03/19	$15,346	$15,645	$15,427
04/19	$15,935	$16,269	$16,025
05/19	$14,547	$15,216	$14,626
06/19	$15,628	$16,285	$15,715
07/19	$15,803	$16,527	$15,894
08/19	$15,086	$16,190	$15,177
09/19	$15,582	$16,475	$15,684
10/19	$15,883	$16,829	$15,989
11/19	$16,372	$17,469	$16,479
12/19	$16,858	$17,973	$16,972
01/20	$16,188	$17,954	$16,298
02/20	$14,627	$16,484	$14,732
03/20	$11,357	$14,217	$11,433
04/20	$12,793	$16,100	$12,885
05/20	$13,344	$16,961	$13,440
06/20	$13,853	$17,349	$13,942
07/20	$14,418	$18,334	$14,515
08/20	$14,991	$19,662	$15,094
09/20	$14,284	$18,946	$14,384
10/20	$14,652	$18,537	$14,755
11/20	$17,311	$20,792	$17,436
12/20	$18,749	$21,728	$18,887
01/21	$19,925	$21,631	$20,075
02/21	$21,424	$22,307	$21,611
03/21	$22,131	$23,107	$22,332
04/21	$22,578	$24,298	$22,787
05/21	$23,040	$24,409	$23,260
06/21	$23,117	$25,010	$23,338
07/21	$22,558	$25,433	$22,781
08/21	$23,014	$26,159	$23,240
09/21	$22,448	$24,985	$22,675
10/21	$23,213	$26,675	$23,452
11/21	$22,676	$26,269	$22,915
12/21	$23,692	$27,303	$23,953
01/22	$21,961	$25,697	$22,213
02/22	$22,265	$25,049	$22,523
03/22	$22,343	$25,862	$22,606
04/22	$20,588	$23,541	$20,841
05/22	$20,970	$23,509	$21,229
06/22	$19,172	$21,543	$19,415
07/22	$21,095	$23,564	$21,360
08/22	$20,170	$22,684	$20,423
09/22	$18,174	$20,581	$18,405
10/22	$20,419	$22,269	$20,681
11/22	$21,256	$23,431	$21,543
12/22	$19,834	$22,059	$20,097
01/23	$21,711	$23,578	$22,005
02/23	$21,435	$23,027	$21,734
03/23	$20,325	$23,643	$20,613
04/23	$19,765	$23,895	$20,040
05/23	$19,421	$23,988	$19,689
06/23	$21,004	$25,626	$21,309
07/23	$22,163	$26,544	$22,483
08/23	$21,241	$26,032	$21,553
09/23	$19,960	$24,792	$20,260
10/23	$18,810	$24,135	$19,098
11/23	$20,364	$26,385	$20,677
12/23	$22,970	$27,785	$23,323
01/24	$22,060	$28,093	$22,402
02/24	$22,788	$29,613	$23,147
03/24	$23,525	$30,569	$23,897
04/24	$22,196	$29,224	$22,556
05/24	$23,316	$30,604	$23,693
06/24	$22,778	$31,552	$23,154
07/24	$25,237	$32,138	$25,654
08/24	$24,869	$32,838	$25,284
09/24	$25,077	$33,517	$25,499
10/24	$24,415	$33,271	$24,827
11/24	$27,082	$35,484	$27,542
12/24	$24,919	$34,400	$25,351
01/25	$25,641	$35,486	$26,089
02/25	$24,166	$34,806	$24,599
03/25	$22,680	$32,775	$23,088
04/25	$21,728	$32,556	$22,121
05/25	$22,869	$34,619	$23,278
06/25	$23,790	$36,378	$24,219
07/25	$24,008	$37,179	$24,444
08/25	$25,705	$38,039	$26,171
09/25	$25,956	$39,352	$26,427
10/25	$25,738	$40,196	$26,195
11/25	$26,413	$40,306	$26,890
12/25	$26,387	$40,298	$26,876
01/26	$27,863	$40,923	$28,383
02/26	$28,460	$40,728	$29,000

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	17.77	5.84	11.03
Russell 3000® Index	17.02	12.80	15.08
S&P SmallCap 600® Index	17.89	6.06	11.23

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,547,107,539
Holdings Count | Holding		608
Advisory Fees Paid, Amount		$ 5,098,990
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,547,107,539
Total number of portfolio holdings	608
Management services fees (represents 0.20% of Fund average net assets)	$5,098,990
Portfolio turnover for the reporting period	22%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	17.3%
Consumer Discretionary	13.8%
Information Technology	13.1%
Health Care	10.7%
Real Estate	7.0%
Materials	5.8%
Energy	5.5%
Communication Services	3.0%
Consumer Staples	2.5%
Other	2.2%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Solstice Advanced Materials, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
Moog, Inc., Class A	0.6%
InterDigital, Inc.	0.6%
CareTrust REIT, Inc.	0.6%
SiTime Corp.	0.5%
Eastman Chemical Co.	0.5%
LKQ Corp.	0.5%
Sanmina Corp.	0.5%
Primoris Services Corp.	0.5%

Material Fund Change [Text Block]
C000173201
Shareholder Report [Line Items]
Fund Name		Columbia Small Cap Index Fund
Class Name		Institutional 3 Class
Trading Symbol		CSPYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The industrials, information technology and materials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Sandisk, a data storage and semiconductor hardware company; Kratos Defense & Security Solutions, a defense technology and aerospace company; Sterling Infrastructure, an engineering & construction infrastructure services company; TTM Technologies, an electronic components and advanced manufacturing company; and Mr. Cooper Group, a mortgage finance and servicing company, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The health care, communication services and consumer staples sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Inspire Medical Systems, a medical device company; Robert Half, a professional staffing and consulting services company; V.F. Corporation, a branded apparel and footwear company; FMC Corporation, an agricultural chemicals and crop science company; and Alaska Air, an airline holding company, were among the top absolute detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Index Fund Institutional 3 Class ($28,409)	Russell 3000® Index ($40,728)	S&P SmallCap 600® Index ($29,000)
02/16	$10,000	$10,000	$10,000
03/16	$10,819	$10,704	$10,820
04/16	$10,940	$10,770	$10,947
05/16	$11,118	$10,963	$11,128
06/16	$11,181	$10,986	$11,196
07/16	$11,747	$11,422	$11,766
08/16	$11,902	$11,451	$11,925
09/16	$11,977	$11,469	$12,002
10/16	$11,438	$11,221	$11,465
11/16	$12,863	$11,723	$12,904
12/16	$13,293	$11,952	$13,338
01/17	$13,231	$12,176	$13,285
02/17	$13,440	$12,629	$13,497
03/17	$13,430	$12,638	$13,480
04/17	$13,550	$12,772	$13,602
05/17	$13,263	$12,903	$13,313
06/17	$13,657	$13,019	$13,711
07/17	$13,785	$13,264	$13,844
08/17	$13,436	$13,290	$13,489
09/17	$14,467	$13,614	$14,529
10/17	$14,601	$13,911	$14,666
11/17	$15,114	$14,334	$15,183
12/17	$15,031	$14,477	$15,104
01/18	$15,409	$15,240	$15,486
02/18	$14,808	$14,678	$14,886
03/18	$15,106	$14,384	$15,189
04/18	$15,260	$14,438	$15,346
05/18	$16,239	$14,846	$16,337
06/18	$16,424	$14,943	$16,522
07/18	$16,934	$15,439	$17,043
08/18	$17,752	$15,981	$17,867
09/18	$17,186	$16,008	$17,300
10/18	$15,384	$14,829	$15,487
11/18	$15,611	$15,126	$15,720
12/18	$13,722	$13,718	$13,823
01/19	$15,178	$14,896	$15,293
02/19	$15,844	$15,419	$15,959
03/19	$15,315	$15,645	$15,427
04/19	$15,905	$16,269	$16,025
05/19	$14,519	$15,216	$14,626
06/19	$15,597	$16,285	$15,715
07/19	$15,766	$16,527	$15,894
08/19	$15,056	$16,190	$15,177
09/19	$15,555	$16,475	$15,684
10/19	$15,850	$16,829	$15,989
11/19	$16,336	$17,469	$16,479
12/19	$16,824	$17,973	$16,972
01/20	$16,157	$17,954	$16,298
02/20	$14,602	$16,484	$14,732
03/20	$11,331	$14,217	$11,433
04/20	$12,768	$16,100	$12,885
05/20	$13,318	$16,961	$13,440
06/20	$13,824	$17,349	$13,942
07/20	$14,390	$18,334	$14,515
08/20	$14,963	$19,662	$15,094
09/20	$14,256	$18,946	$14,384
10/20	$14,621	$18,537	$14,755
11/20	$17,279	$20,792	$17,436
12/20	$18,711	$21,728	$18,887
01/21	$19,882	$21,631	$20,075
02/21	$21,379	$22,307	$21,611
03/21	$22,086	$23,107	$22,332
04/21	$22,527	$24,298	$22,787
05/21	$22,990	$24,409	$23,260
06/21	$23,072	$25,010	$23,338
07/21	$22,513	$25,433	$22,781
08/21	$22,963	$26,159	$23,240
09/21	$22,396	$24,985	$22,675
10/21	$23,165	$26,675	$23,452
11/21	$22,629	$26,269	$22,915
12/21	$23,639	$27,303	$23,953
01/22	$21,914	$25,697	$22,213
02/22	$22,219	$25,049	$22,523
03/22	$22,293	$25,862	$22,606
04/22	$20,551	$23,541	$20,841
05/22	$20,923	$23,509	$21,229
06/22	$19,135	$21,543	$19,415
07/22	$21,046	$23,564	$21,360
08/22	$20,125	$22,684	$20,423
09/22	$18,136	$20,581	$18,405
10/22	$20,372	$22,269	$20,681
11/22	$21,217	$23,431	$21,543
12/22	$19,794	$22,059	$20,097
01/23	$21,665	$23,578	$22,005
02/23	$21,399	$23,027	$21,734
03/23	$20,289	$23,643	$20,613
04/23	$19,720	$23,895	$20,040
05/23	$19,381	$23,988	$19,689
06/23	$20,967	$25,626	$21,309
07/23	$22,119	$26,544	$22,483
08/23	$21,201	$26,032	$21,553
09/23	$19,918	$24,792	$20,260
10/23	$18,776	$24,135	$19,098
11/23	$20,321	$26,385	$20,677
12/23	$22,924	$27,785	$23,323
01/24	$22,009	$28,093	$22,402
02/24	$22,739	$29,613	$23,147
03/24	$23,479	$30,569	$23,897
04/24	$22,155	$29,224	$22,556
05/24	$23,265	$30,604	$23,693
06/24	$22,738	$31,552	$23,154
07/24	$25,194	$32,138	$25,654
08/24	$24,818	$32,838	$25,284
09/24	$25,031	$33,517	$25,499
10/24	$24,372	$33,271	$24,827
11/24	$27,030	$35,484	$27,542
12/24	$24,873	$34,400	$25,351
01/25	$25,586	$35,486	$26,089
02/25	$24,127	$34,806	$24,599
03/25	$22,634	$32,775	$23,088
04/25	$21,695	$32,556	$22,121
05/25	$22,826	$34,619	$23,278
06/25	$23,743	$36,378	$24,219
07/25	$23,968	$37,179	$24,444
08/25	$25,656	$38,039	$26,171
09/25	$25,904	$39,352	$26,427
10/25	$25,691	$40,196	$26,195
11/25	$26,364	$40,306	$26,890
12/25	$26,337	$40,298	$26,876
01/26	$27,820	$40,923	$28,383
02/26	$28,409	$40,728	$29,000

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	17.75	5.85	11.01
Russell 3000® Index	17.02	12.80	15.08
S&P SmallCap 600® Index	17.89	6.06	11.23

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,547,107,539
Holdings Count | Holding		608
Advisory Fees Paid, Amount		$ 5,098,990
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,547,107,539
Total number of portfolio holdings	608
Management services fees (represents 0.20% of Fund average net assets)	$5,098,990
Portfolio turnover for the reporting period	22%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	17.3%
Consumer Discretionary	13.8%
Information Technology	13.1%
Health Care	10.7%
Real Estate	7.0%
Materials	5.8%
Energy	5.5%
Communication Services	3.0%
Consumer Staples	2.5%
Other	2.2%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Solstice Advanced Materials, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
Moog, Inc., Class A	0.6%
InterDigital, Inc.	0.6%
CareTrust REIT, Inc.	0.6%
SiTime Corp.	0.5%
Eastman Chemical Co.	0.5%
LKQ Corp.	0.5%
Sanmina Corp.	0.5%
Primoris Services Corp.	0.5%

Material Fund Change [Text Block]
C000030057
Shareholder Report [Line Items]
Fund Name		Columbia Small Cap Index Fund
Class Name		Institutional Class
Trading Symbol		NMSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$22	0.20%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The industrials, information technology and materials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Sandisk, a data storage and semiconductor hardware company; Kratos Defense & Security Solutions, a defense technology and aerospace company; Sterling Infrastructure, an engineering & construction infrastructure services company; TTM Technologies, an electronic components and advanced manufacturing company; and Mr. Cooper Group, a mortgage finance and servicing company, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The health care, communication services and consumer staples sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Inspire Medical Systems, a medical device company; Robert Half, a professional staffing and consulting services company; V.F. Corporation, a branded apparel and footwear company; FMC Corporation, an agricultural chemicals and crop science company; and Alaska Air, an airline holding company, were among the top absolute detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Index Fund Institutional Class ($28,468)	Russell 3000® Index ($40,728)	S&P SmallCap 600® Index ($29,000)
02/16	$10,000	$10,000	$10,000
03/16	$10,815	$10,704	$10,820
04/16	$10,946	$10,770	$10,947
05/16	$11,123	$10,963	$11,128
06/16	$11,190	$10,986	$11,196
07/16	$11,759	$11,422	$11,766
08/16	$11,918	$11,451	$11,925
09/16	$11,993	$11,469	$12,002
10/16	$11,456	$11,221	$11,465
11/16	$12,885	$11,723	$12,904
12/16	$13,316	$11,952	$13,338
01/17	$13,260	$12,176	$13,285
02/17	$13,474	$12,629	$13,497
03/17	$13,463	$12,638	$13,480
04/17	$13,581	$12,772	$13,602
05/17	$13,288	$12,903	$13,313
06/17	$13,686	$13,019	$13,711
07/17	$13,817	$13,264	$13,844
08/17	$13,458	$13,290	$13,489
09/17	$14,497	$13,614	$14,529
10/17	$14,628	$13,911	$14,666
11/17	$15,142	$14,334	$15,183
12/17	$15,061	$14,477	$15,104
01/18	$15,437	$15,240	$15,486
02/18	$14,836	$14,678	$14,886
03/18	$15,139	$14,384	$15,189
04/18	$15,291	$14,438	$15,346
05/18	$16,273	$14,846	$16,337
06/18	$16,453	$14,943	$16,522
07/18	$16,971	$15,439	$17,043
08/18	$17,784	$15,981	$17,867
09/18	$17,217	$16,008	$17,300
10/18	$15,412	$14,829	$15,487
11/18	$15,640	$15,126	$15,720
12/18	$13,749	$13,718	$13,823
01/19	$15,210	$14,896	$15,293
02/19	$15,873	$15,419	$15,959
03/19	$15,344	$15,645	$15,427
04/19	$15,934	$16,269	$16,025
05/19	$14,547	$15,216	$14,626
06/19	$15,626	$16,285	$15,715
07/19	$15,798	$16,527	$15,894
08/19	$15,084	$16,190	$15,177
09/19	$15,585	$16,475	$15,684
10/19	$15,887	$16,829	$15,989
11/19	$16,367	$17,469	$16,479
12/19	$16,857	$17,973	$16,972
01/20	$16,186	$17,954	$16,298
02/20	$14,628	$16,484	$14,732
03/20	$11,355	$14,217	$11,433
04/20	$12,791	$16,100	$12,885
05/20	$13,342	$16,961	$13,440
06/20	$13,849	$17,349	$13,942
07/20	$14,414	$18,334	$14,515
08/20	$14,987	$19,662	$15,094
09/20	$14,284	$18,946	$14,384
10/20	$14,646	$18,537	$14,755
11/20	$17,307	$20,792	$17,436
12/20	$18,746	$21,728	$18,887
01/21	$19,922	$21,631	$20,075
02/21	$21,424	$22,307	$21,611
03/21	$22,127	$23,107	$22,332
04/21	$22,578	$24,298	$22,787
05/21	$23,037	$24,409	$23,260
06/21	$23,116	$25,010	$23,338
07/21	$22,557	$25,433	$22,781
08/21	$23,011	$26,159	$23,240
09/21	$22,444	$24,985	$22,675
10/21	$23,214	$26,675	$23,452
11/21	$22,671	$26,269	$22,915
12/21	$23,691	$27,303	$23,953
01/22	$21,959	$25,697	$22,213
02/22	$22,264	$25,049	$22,523
03/22	$22,344	$25,862	$22,606
04/22	$20,589	$23,541	$20,841
05/22	$20,965	$23,509	$21,229
06/22	$19,173	$21,543	$19,415
07/22	$21,093	$23,564	$21,360
08/22	$20,166	$22,684	$20,423
09/22	$18,171	$20,581	$18,405
10/22	$20,414	$22,269	$20,681
11/22	$21,259	$23,431	$21,543
12/22	$19,828	$22,059	$20,097
01/23	$21,710	$23,578	$22,005
02/23	$21,435	$23,027	$21,734
03/23	$20,325	$23,643	$20,613
04/23	$19,766	$23,895	$20,040
05/23	$19,420	$23,988	$19,689
06/23	$21,008	$25,626	$21,309
07/23	$22,158	$26,544	$22,483
08/23	$21,235	$26,032	$21,553
09/23	$19,958	$24,792	$20,260
10/23	$18,808	$24,135	$19,098
11/23	$20,365	$26,385	$20,677
12/23	$22,964	$27,785	$23,323
01/24	$22,052	$28,093	$22,402
02/24	$22,785	$29,613	$23,147
03/24	$23,519	$30,569	$23,897
04/24	$22,193	$29,224	$22,556
05/24	$23,312	$30,604	$23,693
06/24	$22,785	$31,552	$23,154
07/24	$25,240	$32,138	$25,654
08/24	$24,868	$32,838	$25,284
09/24	$25,074	$33,517	$25,499
10/24	$24,418	$33,271	$24,827
11/24	$27,079	$35,484	$27,542
12/24	$24,921	$34,400	$25,351
01/25	$25,638	$35,486	$26,089
02/25	$24,172	$34,806	$24,599
03/25	$22,674	$32,775	$23,088
04/25	$21,729	$32,556	$22,121
05/25	$22,869	$34,619	$23,278
06/25	$23,793	$36,378	$24,219
07/25	$24,008	$37,179	$24,444
08/25	$25,705	$38,039	$26,171
09/25	$25,954	$39,352	$26,427
10/25	$25,739	$40,196	$26,195
11/25	$26,406	$40,306	$26,890
12/25	$26,392	$40,298	$26,876
01/26	$27,869	$40,923	$28,383
02/26	$28,468	$40,728	$29,000

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	17.77	5.85	11.03
Russell 3000® Index	17.02	12.80	15.08
S&P SmallCap 600® Index	17.89	6.06	11.23

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 2,547,107,539
Holdings Count | Holding		608
Advisory Fees Paid, Amount		$ 5,098,990
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,547,107,539
Total number of portfolio holdings	608
Management services fees (represents 0.20% of Fund average net assets)	$5,098,990
Portfolio turnover for the reporting period	22%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	17.3%
Consumer Discretionary	13.8%
Information Technology	13.1%
Health Care	10.7%
Real Estate	7.0%
Materials	5.8%
Energy	5.5%
Communication Services	3.0%
Consumer Staples	2.5%
Other	2.2%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Solstice Advanced Materials, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
Moog, Inc., Class A	0.6%
InterDigital, Inc.	0.6%
CareTrust REIT, Inc.	0.6%
SiTime Corp.	0.5%
Eastman Chemical Co.	0.5%
LKQ Corp.	0.5%
Sanmina Corp.	0.5%
Primoris Services Corp.	0.5%

Material Fund Change [Text Block]
C000029855
Shareholder Report [Line Items]
Fund Name		Columbia Small Cap Value and Inflection Fund
Class Name		Class A
Trading Symbol		COVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$132	1.20%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer staples and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earths company; Modine Manufacturing, an HVAC company; Dycom Industries, a telecom infrastructure contractor; Amkor Technology, a semiconductor packaging and testing company; and an overweight to Victoria’s Secret, a specialty retailer, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the health care, materials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller weightings in the communication services and energy sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Lack of ownership of EchoStar, a telecom company; Hecla Mining, a precious metals miner; and Coeur Mining, a precious metals miner, were top detractors from the Fund’s relative performance during the period. Positions in Alaska Air Group, an airline, and Cousins Properties, an office REIT, were also top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value and Inflection Fund Class A (including sales charges) ($25,685)	Russell 3000® Index ($40,728)	Russell 2000® Value Index ($28,130)
02/16	$9,424	$10,000	$10,000
03/16	$10,141	$10,704	$10,829
04/16	$10,208	$10,770	$11,058
05/16	$10,362	$10,963	$11,261
06/16	$10,354	$10,986	$11,295
07/16	$10,875	$11,422	$11,905
08/16	$11,024	$11,451	$12,200
09/16	$11,099	$11,469	$12,297
10/16	$10,672	$11,221	$11,892
11/16	$12,100	$11,723	$13,471
12/16	$12,438	$11,952	$14,027
01/17	$12,516	$12,176	$13,927
02/17	$12,720	$12,629	$14,129
03/17	$12,516	$12,638	$14,009
04/17	$12,593	$12,772	$14,064
05/17	$12,261	$12,903	$13,626
06/17	$12,601	$13,019	$14,103
07/17	$12,683	$13,264	$14,192
08/17	$12,504	$13,290	$13,843
09/17	$13,316	$13,614	$14,823
10/17	$13,421	$13,911	$14,843
11/17	$13,778	$14,334	$15,272
12/17	$13,760	$14,477	$15,127
01/18	$13,977	$15,240	$15,313
02/18	$13,286	$14,678	$14,547
03/18	$13,380	$14,384	$14,727
04/18	$13,543	$14,438	$14,983
05/18	$14,086	$14,846	$15,854
06/18	$13,986	$14,943	$15,950
07/18	$14,265	$15,439	$16,232
08/18	$14,679	$15,981	$16,618
09/18	$14,153	$16,008	$16,206
10/18	$12,783	$14,829	$14,755
11/18	$12,998	$15,126	$14,993
12/18	$11,326	$13,718	$13,181
01/19	$12,687	$14,896	$14,622
02/19	$13,266	$15,419	$15,191
03/19	$12,871	$15,645	$14,753
04/19	$13,424	$16,269	$15,311
05/19	$12,336	$15,216	$14,060
06/19	$13,109	$16,285	$14,956
07/19	$13,091	$16,527	$14,980
08/19	$12,347	$16,190	$14,144
09/19	$12,724	$16,475	$14,870
10/19	$12,930	$16,829	$15,230
11/19	$13,225	$17,469	$15,587
12/19	$13,631	$17,973	$16,132
01/20	$13,040	$17,954	$15,262
02/20	$11,730	$16,484	$13,779
03/20	$8,772	$14,217	$10,380
04/20	$10,155	$16,100	$11,660
05/20	$10,692	$16,961	$11,995
06/20	$10,744	$17,349	$12,342
07/20	$11,092	$18,334	$12,596
08/20	$11,650	$19,662	$13,275
09/20	$11,174	$18,946	$12,657
10/20	$11,567	$18,537	$13,110
11/20	$13,881	$20,792	$15,641
12/20	$14,974	$21,728	$16,880
01/21	$15,754	$21,631	$17,768
02/21	$17,295	$22,307	$19,437
03/21	$18,002	$23,107	$20,453
04/21	$18,626	$24,298	$20,867
05/21	$19,093	$24,409	$21,516
06/21	$18,979	$25,010	$21,386
07/21	$18,329	$25,433	$20,620
08/21	$18,769	$26,159	$21,173
09/21	$18,692	$24,985	$20,748
10/21	$19,963	$26,675	$21,539
11/21	$19,447	$26,269	$20,804
12/21	$20,020	$27,303	$21,652
01/22	$18,868	$25,697	$20,390
02/22	$19,360	$25,049	$20,727
03/22	$19,465	$25,862	$21,133
04/22	$17,925	$23,541	$19,493
05/22	$18,344	$23,509	$19,867
06/22	$16,519	$21,543	$17,904
07/22	$17,920	$23,564	$19,638
08/22	$17,366	$22,684	$19,017
09/22	$15,704	$20,581	$17,079
10/22	$17,496	$22,269	$19,229
11/22	$18,441	$23,431	$19,816
12/22	$17,249	$22,059	$18,516
01/23	$18,599	$23,578	$20,283
02/23	$18,399	$23,027	$19,815
03/23	$17,417	$23,643	$18,395
04/23	$17,327	$23,895	$17,936
05/23	$16,747	$23,988	$17,583
06/23	$18,116	$25,626	$18,980
07/23	$19,175	$26,544	$20,412
08/23	$18,392	$26,032	$19,430
09/23	$17,402	$24,792	$18,418
10/23	$16,480	$24,135	$17,319
11/23	$17,805	$26,385	$18,878
12/23	$19,620	$27,785	$21,228
01/24	$18,805	$28,093	$20,264
02/24	$19,608	$29,613	$20,927
03/24	$20,544	$30,569	$21,844
04/24	$19,596	$29,224	$20,452
05/24	$20,520	$30,604	$21,409
06/24	$20,032	$31,552	$21,048
07/24	$21,918	$32,138	$23,613
08/24	$21,656	$32,838	$23,170
09/24	$21,780	$33,517	$23,184
10/24	$21,725	$33,271	$22,822
11/24	$23,818	$35,484	$25,023
12/24	$21,842	$34,400	$22,938
01/25	$22,281	$35,486	$23,409
02/25	$21,308	$34,806	$22,513
03/25	$19,912	$32,775	$21,162
04/25	$19,127	$32,556	$20,312
05/25	$20,084	$34,619	$21,165
06/25	$21,061	$36,378	$22,213
07/25	$21,324	$37,179	$22,605
08/25	$23,082	$38,039	$24,520
09/25	$23,229	$39,352	$25,013
10/25	$22,917	$40,196	$25,075
11/25	$23,525	$40,306	$25,780
12/25	$23,574	$40,298	$25,827
01/26	$24,987	$40,923	$27,598
02/26	$25,685	$40,728	$28,130

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	20.54	8.23	10.55
Class A (including sales charges)	13.60	6.96	9.89
Russell 3000® Index	17.02	12.80	15.08
Russell 2000® Value Index	24.95	7.67	10.90

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 826,343,737
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 7,007,299
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$826,343,737
Total number of portfolio holdings	101
Management services fees (represents 0.85% of Fund average net assets)	$7,007,299
Portfolio turnover for the reporting period	115%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	19.7%
Industrials	15.6%
Real Estate	12.4%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	9.3%
Health Care	7.0%
Materials	6.0%
Consumer Staples	4.1%
Utilities	2.6%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	2.1%
BankUnited, Inc.	1.8%
California Resources Corp.	1.8%
StoneX Group, Inc.	1.7%
Essent Group Ltd.	1.7%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Polaris, Inc.	1.6%
Amneal Pharmaceuticals, Inc.	1.6%
Taylor Morrison Home Corp., Class A	1.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.

Material Fund Change Name [Text Block]		Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number		1-800-345-6611
Updated Prospectus Web Address		columbiathreadneedleus.com/resources/literature
C000029858
Shareholder Report [Line Items]
Fund Name		Columbia Small Cap Value and Inflection Fund
Class Name		Class R
Trading Symbol		CCTRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$160	1.45%

Expenses Paid, Amount		$ 160
Expense Ratio, Percent		1.45%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer staples and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earths company; Modine Manufacturing, an HVAC company; Dycom Industries, a telecom infrastructure contractor; Amkor Technology, a semiconductor packaging and testing company; and an overweight to Victoria’s Secret, a specialty retailer, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the health care, materials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller weightings in the communication services and energy sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Lack of ownership of EchoStar, a telecom company; Hecla Mining, a precious metals miner; and Coeur Mining, a precious metals miner, were top detractors from the Fund’s relative performance during the period. Positions in Alaska Air Group, an airline, and Cousins Properties, an office REIT, were also top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value and Inflection Fund Class R ($26,572)	Russell 3000® Index ($40,728)	Russell 2000® Value Index ($28,130)
02/16	$10,000	$10,000	$10,000
03/16	$10,755	$10,704	$10,829
04/16	$10,827	$10,770	$11,058
05/16	$10,992	$10,963	$11,261
06/16	$10,980	$10,986	$11,295
07/16	$11,525	$11,422	$11,905
08/16	$11,684	$11,451	$12,200
09/16	$11,757	$11,469	$12,297
10/16	$11,300	$11,221	$11,892
11/16	$12,817	$11,723	$13,471
12/16	$13,171	$11,952	$14,027
01/17	$13,255	$12,176	$13,927
02/17	$13,467	$12,629	$14,129
03/17	$13,247	$12,638	$14,009
04/17	$13,323	$12,772	$14,064
05/17	$12,974	$12,903	$13,626
06/17	$13,324	$13,019	$14,103
07/17	$13,412	$13,264	$14,192
08/17	$13,220	$13,290	$13,843
09/17	$14,075	$13,614	$14,823
10/17	$14,179	$13,911	$14,843
11/17	$14,555	$14,334	$15,272
12/17	$14,540	$14,477	$15,127
01/18	$14,765	$15,240	$15,313
02/18	$14,031	$14,678	$14,547
03/18	$14,123	$14,384	$14,727
04/18	$14,290	$14,438	$14,983
05/18	$14,865	$14,846	$15,854
06/18	$14,749	$14,943	$15,950
07/18	$15,039	$15,439	$16,232
08/18	$15,475	$15,981	$16,618
09/18	$14,920	$16,008	$16,206
10/18	$13,475	$14,829	$14,755
11/18	$13,697	$15,126	$14,993
12/18	$11,938	$13,718	$13,181
01/19	$13,363	$14,896	$14,622
02/19	$13,967	$15,419	$15,191
03/19	$13,552	$15,645	$14,753
04/19	$14,137	$16,269	$15,311
05/19	$12,986	$15,216	$14,060
06/19	$13,792	$16,285	$14,956
07/19	$13,773	$16,527	$14,980
08/19	$12,983	$16,190	$14,144
09/19	$13,378	$16,475	$14,870
10/19	$13,599	$16,829	$15,230
11/19	$13,898	$17,469	$15,587
12/19	$14,332	$17,973	$16,132
01/20	$13,698	$17,954	$15,262
02/20	$12,321	$16,484	$13,779
03/20	$9,207	$14,217	$10,380
04/20	$10,671	$16,100	$11,660
05/20	$11,227	$16,961	$11,995
06/20	$11,274	$17,349	$12,342
07/20	$11,637	$18,334	$12,596
08/20	$12,225	$19,662	$13,275
09/20	$11,715	$18,946	$12,657
10/20	$12,137	$18,537	$13,110
11/20	$14,560	$20,792	$15,641
12/20	$15,697	$21,728	$16,880
01/21	$16,513	$21,631	$17,768
02/21	$18,125	$22,307	$19,437
03/21	$18,862	$23,107	$20,453
04/21	$19,511	$24,298	$20,867
05/21	$20,003	$24,409	$21,516
06/21	$19,880	$25,010	$21,386
07/21	$19,183	$25,433	$20,620
08/21	$19,644	$26,159	$21,173
09/21	$19,562	$24,985	$20,748
10/21	$20,895	$26,675	$21,539
11/21	$20,341	$26,269	$20,804
12/21	$20,936	$27,303	$21,652
01/22	$19,733	$25,697	$20,390
02/22	$20,251	$25,049	$20,727
03/22	$20,340	$25,862	$21,133
04/22	$18,721	$23,541	$19,493
05/22	$19,149	$23,509	$19,867
06/22	$17,246	$21,543	$17,904
07/22	$18,704	$23,564	$19,638
08/22	$18,132	$22,684	$19,017
09/22	$16,394	$20,581	$17,079
10/22	$18,261	$22,269	$19,229
11/22	$19,241	$23,431	$19,816
12/22	$17,989	$22,059	$18,516
01/23	$19,389	$23,578	$20,283
02/23	$19,174	$23,027	$19,815
03/23	$18,157	$23,643	$18,395
04/23	$18,061	$23,895	$17,936
05/23	$17,450	$23,988	$17,583
06/23	$18,862	$25,626	$18,980
07/23	$19,962	$26,544	$20,412
08/23	$19,159	$26,032	$19,430
09/23	$18,120	$24,792	$18,418
10/23	$17,156	$24,135	$17,319
11/23	$18,528	$26,385	$18,878
12/23	$20,419	$27,785	$21,228
01/24	$19,558	$28,093	$20,264
02/24	$20,394	$29,613	$20,927
03/24	$21,358	$30,569	$21,844
04/24	$20,368	$29,224	$20,452
05/24	$21,319	$30,604	$21,409
06/24	$20,813	$31,552	$21,048
07/24	$22,770	$32,138	$23,613
08/24	$22,503	$32,838	$23,170
09/24	$22,622	$33,517	$23,184
10/24	$22,562	$33,271	$22,822
11/24	$24,727	$35,484	$25,023
12/24	$22,667	$34,400	$22,938
01/25	$23,125	$35,486	$23,409
02/25	$22,091	$34,806	$22,513
03/25	$20,651	$32,775	$21,162
04/25	$19,838	$32,556	$20,312
05/25	$20,821	$34,619	$21,165
06/25	$21,824	$36,378	$22,213
07/25	$22,091	$37,179	$22,605
08/25	$23,903	$38,039	$24,520
09/25	$24,063	$39,352	$25,013
10/25	$23,743	$40,196	$25,075
11/25	$24,366	$40,306	$25,780
12/25	$24,401	$40,298	$25,827
01/26	$25,855	$40,923	$27,598
02/26	$26,572	$40,728	$28,130

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	20.28	7.95	10.27
Russell 3000® Index	17.02	12.80	15.08
Russell 2000® Value Index	24.95	7.67	10.90

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 826,343,737
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 7,007,299
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$826,343,737
Total number of portfolio holdings	101
Management services fees (represents 0.85% of Fund average net assets)	$7,007,299
Portfolio turnover for the reporting period	115%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	19.7%
Industrials	15.6%
Real Estate	12.4%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	9.3%
Health Care	7.0%
Materials	6.0%
Consumer Staples	4.1%
Utilities	2.6%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	2.1%
BankUnited, Inc.	1.8%
California Resources Corp.	1.8%
StoneX Group, Inc.	1.7%
Essent Group Ltd.	1.7%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Polaris, Inc.	1.6%
Amneal Pharmaceuticals, Inc.	1.6%
Taylor Morrison Home Corp., Class A	1.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.

Material Fund Change Name [Text Block]		Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number		1-800-345-6611
Updated Prospectus Web Address		columbiathreadneedleus.com/resources/literature
C000253705
Shareholder Report [Line Items]
Fund Name		Columbia Small Cap Value and Inflection Fund
Class Name		Class S
Trading Symbol		NSVBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$105	0.95%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer staples and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earths company; Modine Manufacturing, an HVAC company; Dycom Industries, a telecom infrastructure contractor; Amkor Technology, a semiconductor packaging and testing company; and an overweight to Victoria’s Secret, a specialty retailer, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the health care, materials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller weightings in the communication services and energy sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Lack of ownership of EchoStar, a telecom company; Hecla Mining, a precious metals miner; and Coeur Mining, a precious metals miner, were top detractors from the Fund’s relative performance during the period. Positions in Alaska Air Group, an airline, and Cousins Properties, an office REIT, were also top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value and Inflection Fund Class S ($27,353)	Russell 3000® Index ($40,728)	Russell 2000® Value Index ($28,130)
02/16	$10,000	$10,000	$10,000
03/16	$10,760	$10,704	$10,829
04/16	$10,832	$10,770	$11,058
05/16	$10,995	$10,963	$11,261
06/16	$10,987	$10,986	$11,295
07/16	$11,540	$11,422	$11,905
08/16	$11,698	$11,451	$12,200
09/16	$11,777	$11,469	$12,297
10/16	$11,325	$11,221	$11,892
11/16	$12,840	$11,723	$13,471
12/16	$13,198	$11,952	$14,027
01/17	$13,281	$12,176	$13,927
02/17	$13,498	$12,629	$14,129
03/17	$13,281	$12,638	$14,009
04/17	$13,363	$12,772	$14,064
05/17	$13,011	$12,903	$13,626
06/17	$13,372	$13,019	$14,103
07/17	$13,458	$13,264	$14,192
08/17	$13,269	$13,290	$13,843
09/17	$14,130	$13,614	$14,823
10/17	$14,241	$13,911	$14,843
11/17	$14,620	$14,334	$15,272
12/17	$14,601	$14,477	$15,127
01/18	$14,832	$15,240	$15,313
02/18	$14,098	$14,678	$14,547
03/18	$14,197	$14,384	$14,727
04/18	$14,370	$14,438	$14,983
05/18	$14,947	$14,846	$15,854
06/18	$14,841	$14,943	$15,950
07/18	$15,137	$15,439	$16,232
08/18	$15,576	$15,981	$16,618
09/18	$15,018	$16,008	$16,206
10/18	$13,565	$14,829	$14,755
11/18	$13,793	$15,126	$14,993
12/18	$12,018	$13,718	$13,181
01/19	$13,462	$14,896	$14,622
02/19	$14,077	$15,419	$15,191
03/19	$13,658	$15,645	$14,753
04/19	$14,245	$16,269	$15,311
05/19	$13,090	$15,216	$14,060
06/19	$13,910	$16,285	$14,956
07/19	$13,891	$16,527	$14,980
08/19	$13,102	$16,190	$14,144
09/19	$13,501	$16,475	$14,870
10/19	$13,720	$16,829	$15,230
11/19	$14,034	$17,469	$15,587
12/19	$14,465	$17,973	$16,132
01/20	$13,837	$17,954	$15,262
02/20	$12,446	$16,484	$13,779
03/20	$9,308	$14,217	$10,380
04/20	$10,776	$16,100	$11,660
05/20	$11,346	$16,961	$11,995
06/20	$11,401	$17,349	$12,342
07/20	$11,770	$18,334	$12,596
08/20	$12,362	$19,662	$13,275
09/20	$11,857	$18,946	$12,657
10/20	$12,274	$18,537	$13,110
11/20	$14,729	$20,792	$15,641
12/20	$15,889	$21,728	$16,880
01/21	$16,717	$21,631	$17,768
02/21	$18,352	$22,307	$19,437
03/21	$19,102	$23,107	$20,453
04/21	$19,764	$24,298	$20,867
05/21	$20,261	$24,409	$21,516
06/21	$20,139	$25,010	$21,386
07/21	$19,450	$25,433	$20,620
08/21	$19,916	$26,159	$21,173
09/21	$19,835	$24,985	$20,748
10/21	$21,184	$26,675	$21,539
11/21	$20,636	$26,269	$20,804
12/21	$21,244	$27,303	$21,652
01/22	$20,021	$25,697	$20,390
02/22	$20,544	$25,049	$20,727
03/22	$20,655	$25,862	$21,133
04/22	$19,021	$23,541	$19,493
05/22	$19,465	$23,509	$19,867
06/22	$17,529	$21,543	$17,904
07/22	$19,015	$23,564	$19,638
08/22	$18,428	$22,684	$19,017
09/22	$16,664	$20,581	$17,079
10/22	$18,566	$22,269	$19,229
11/22	$19,568	$23,431	$19,816
12/22	$18,304	$22,059	$18,516
01/23	$19,736	$23,578	$20,283
02/23	$19,523	$23,027	$19,815
03/23	$18,481	$23,643	$18,395
04/23	$18,387	$23,895	$17,936
05/23	$17,771	$23,988	$17,583
06/23	$19,223	$25,626	$18,980
07/23	$20,347	$26,544	$20,412
08/23	$19,516	$26,032	$19,430
09/23	$18,465	$24,792	$18,418
10/23	$17,488	$24,135	$17,319
11/23	$18,893	$26,385	$18,878
12/23	$20,820	$27,785	$21,228
01/24	$19,954	$28,093	$20,264
02/24	$20,807	$29,613	$20,927
03/24	$21,799	$30,569	$21,844
04/24	$20,794	$29,224	$20,452
05/24	$21,774	$30,604	$21,409
06/24	$21,256	$31,552	$21,048
07/24	$23,257	$32,138	$23,613
08/24	$22,980	$32,838	$23,170
09/24	$23,111	$33,517	$23,184
10/24	$23,071	$33,271	$22,822
11/24	$25,295	$35,484	$25,023
12/24	$23,185	$34,400	$22,938
01/25	$23,669	$35,486	$23,409
02/25	$22,637	$34,806	$22,513
03/25	$21,170	$32,775	$21,162
04/25	$20,331	$32,556	$20,312
05/25	$21,347	$34,619	$21,165
06/25	$22,400	$36,378	$22,213
07/25	$22,670	$37,179	$22,605
08/25	$24,540	$38,039	$24,520
09/25	$24,709	$39,352	$25,013
10/25	$24,389	$40,196	$25,075
11/25	$25,046	$40,306	$25,780
12/25	$25,097	$40,298	$25,827
01/26	$26,601	$40,923	$27,598
02/26	$27,353	$40,728	$28,130

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	20.83	8.31	10.59
Russell 3000® Index	17.02	12.80	15.08
Russell 2000® Value Index	24.95	7.67	10.90

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 826,343,737
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 7,007,299
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$826,343,737
Total number of portfolio holdings	101
Management services fees (represents 0.85% of Fund average net assets)	$7,007,299
Portfolio turnover for the reporting period	115%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	19.7%
Industrials	15.6%
Real Estate	12.4%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	9.3%
Health Care	7.0%
Materials	6.0%
Consumer Staples	4.1%
Utilities	2.6%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	2.1%
BankUnited, Inc.	1.8%
California Resources Corp.	1.8%
StoneX Group, Inc.	1.7%
Essent Group Ltd.	1.7%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Polaris, Inc.	1.6%
Amneal Pharmaceuticals, Inc.	1.6%
Taylor Morrison Home Corp., Class A	1.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.

Material Fund Change Name [Text Block]		Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number		1-800-345-6611
Updated Prospectus Web Address		columbiathreadneedleus.com/resources/literature
C000122579
Shareholder Report [Line Items]
Fund Name		Columbia Small Cap Value and Inflection Fund
Class Name		Institutional 2 Class
Trading Symbol		CRRRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$88	0.80%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer staples and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earths company; Modine Manufacturing, an HVAC company; Dycom Industries, a telecom infrastructure contractor; Amkor Technology, a semiconductor packaging and testing company; and an overweight to Victoria’s Secret, a specialty retailer, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the health care, materials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller weightings in the communication services and energy sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Lack of ownership of EchoStar, a telecom company; Hecla Mining, a precious metals miner; and Coeur Mining, a precious metals miner, were top detractors from the Fund’s relative performance during the period. Positions in Alaska Air Group, an airline, and Cousins Properties, an office REIT, were also top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value and Inflection Fund Institutional 2 Class ($28,356)	Russell 3000® Index ($40,728)	Russell 2000® Value Index ($28,130)
02/16	$10,000	$10,000	$10,000
03/16	$10,757	$10,704	$10,829
04/16	$10,833	$10,770	$11,058
05/16	$11,005	$10,963	$11,261
06/16	$10,997	$10,986	$11,295
07/16	$11,546	$11,422	$11,905
08/16	$11,713	$11,451	$12,200
09/16	$11,797	$11,469	$12,297
10/16	$11,345	$11,221	$11,892
11/16	$12,868	$11,723	$13,471
12/16	$13,237	$11,952	$14,027
01/17	$13,324	$12,176	$13,927
02/17	$13,542	$12,629	$14,129
03/17	$13,332	$12,638	$14,009
04/17	$13,419	$12,772	$14,064
05/17	$13,070	$12,903	$13,626
06/17	$13,434	$13,019	$14,103
07/17	$13,534	$13,264	$14,192
08/17	$13,342	$13,290	$13,843
09/17	$14,214	$13,614	$14,823
10/17	$14,329	$13,911	$14,843
11/17	$14,719	$14,334	$15,272
12/17	$14,701	$14,477	$15,127
01/18	$14,941	$15,240	$15,313
02/18	$14,206	$14,678	$14,547
03/18	$14,310	$14,384	$14,727
04/18	$14,486	$14,438	$14,983
05/18	$15,077	$14,846	$15,854
06/18	$14,966	$14,943	$15,950
07/18	$15,269	$15,439	$16,232
08/18	$15,719	$15,981	$16,618
09/18	$15,162	$16,008	$16,206
10/18	$13,705	$14,829	$14,755
11/18	$13,942	$15,126	$14,993
12/18	$12,153	$13,718	$13,181
01/19	$13,606	$14,896	$14,622
02/19	$14,237	$15,419	$15,191
03/19	$13,813	$15,645	$14,753
04/19	$14,418	$16,269	$15,311
05/19	$13,254	$15,216	$14,060
06/19	$14,093	$16,285	$14,956
07/19	$14,066	$16,527	$14,980
08/19	$13,274	$16,190	$14,144
09/19	$13,688	$16,475	$14,870
10/19	$13,918	$16,829	$15,230
11/19	$14,231	$17,469	$15,587
12/19	$14,678	$17,973	$16,132
01/20	$14,050	$17,954	$15,262
02/20	$12,635	$16,484	$13,779
03/20	$9,448	$14,217	$10,380
04/20	$10,957	$16,100	$11,660
05/20	$11,538	$16,961	$11,995
06/20	$11,592	$17,349	$12,342
07/20	$11,978	$18,334	$12,596
08/20	$12,590	$19,662	$13,275
09/20	$12,072	$18,946	$12,657
10/20	$12,505	$18,537	$13,110
11/20	$15,010	$20,792	$15,641
12/20	$16,195	$21,728	$16,880
01/21	$17,037	$21,631	$17,768
02/21	$18,723	$22,307	$19,437
03/21	$19,490	$23,107	$20,453
04/21	$20,172	$24,298	$20,867
05/21	$20,684	$24,409	$21,516
06/21	$20,575	$25,010	$21,386
07/21	$19,866	$25,433	$20,620
08/21	$20,349	$26,159	$21,173
09/21	$20,280	$24,985	$20,748
10/21	$21,668	$26,675	$21,539
11/21	$21,116	$26,269	$20,804
12/21	$21,736	$27,303	$21,652
01/22	$20,497	$25,697	$20,390
02/22	$21,047	$25,049	$20,727
03/22	$21,154	$25,862	$21,133
04/22	$19,495	$23,541	$19,493
05/22	$19,948	$23,509	$19,867
06/22	$17,973	$21,543	$17,904
07/22	$19,501	$23,564	$19,638
08/22	$18,910	$22,684	$19,017
09/22	$17,115	$20,581	$17,079
10/22	$19,066	$22,269	$19,229
11/22	$20,103	$23,431	$19,816
12/22	$18,796	$22,059	$18,516
01/23	$20,276	$23,578	$20,283
02/23	$20,069	$23,027	$19,815
03/23	$19,014	$23,643	$18,395
04/23	$18,922	$23,895	$17,936
05/23	$18,291	$23,988	$17,583
06/23	$19,791	$25,626	$18,980
07/23	$20,951	$26,544	$20,412
08/23	$20,111	$26,032	$19,430
09/23	$19,034	$24,792	$18,418
10/23	$18,029	$24,135	$17,319
11/23	$19,484	$26,385	$18,878
12/23	$21,478	$27,785	$21,228
01/24	$20,590	$28,093	$20,264
02/24	$21,478	$29,613	$20,927
03/24	$22,501	$30,569	$21,844
04/24	$21,478	$29,224	$20,452
05/24	$22,489	$30,604	$21,409
06/24	$21,964	$31,552	$21,048
07/24	$24,041	$32,138	$23,613
08/24	$23,774	$32,838	$23,170
09/24	$23,915	$33,517	$23,184
10/24	$23,859	$33,271	$22,822
11/24	$26,174	$35,484	$25,023
12/24	$23,995	$34,400	$22,938
01/25	$24,503	$35,486	$23,409
02/25	$23,422	$34,806	$22,513
03/25	$21,913	$32,775	$21,162
04/25	$21,055	$32,556	$20,312
05/25	$22,104	$34,619	$21,165
06/25	$23,188	$36,378	$22,213
07/25	$23,487	$37,179	$22,605
08/25	$25,426	$38,039	$24,520
09/25	$25,608	$39,352	$25,013
10/25	$25,277	$40,196	$25,075
11/25	$25,956	$40,306	$25,780
12/25	$26,001	$40,298	$25,827
01/26	$27,565	$40,923	$27,598
02/26	$28,356	$40,728	$28,130

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	21.07	8.66	10.99
Russell 3000® Index	17.02	12.80	15.08
Russell 2000® Value Index	24.95	7.67	10.90

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 826,343,737
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 7,007,299
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$826,343,737
Total number of portfolio holdings	101
Management services fees (represents 0.85% of Fund average net assets)	$7,007,299
Portfolio turnover for the reporting period	115%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	19.7%
Industrials	15.6%
Real Estate	12.4%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	9.3%
Health Care	7.0%
Materials	6.0%
Consumer Staples	4.1%
Utilities	2.6%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	2.1%
BankUnited, Inc.	1.8%
California Resources Corp.	1.8%
StoneX Group, Inc.	1.7%
Essent Group Ltd.	1.7%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Polaris, Inc.	1.6%
Amneal Pharmaceuticals, Inc.	1.6%
Taylor Morrison Home Corp., Class A	1.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.

Material Fund Change Name [Text Block]		Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number		1-800-345-6611
Updated Prospectus Web Address		columbiathreadneedleus.com/resources/literature
C000122580
Shareholder Report [Line Items]
Fund Name		Columbia Small Cap Value and Inflection Fund
Class Name		Institutional 3 Class
Trading Symbol		CRRYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$84	0.76%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer staples and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earths company; Modine Manufacturing, an HVAC company; Dycom Industries, a telecom infrastructure contractor; Amkor Technology, a semiconductor packaging and testing company; and an overweight to Victoria’s Secret, a specialty retailer, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the health care, materials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller weightings in the communication services and energy sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Lack of ownership of EchoStar, a telecom company; Hecla Mining, a precious metals miner; and Coeur Mining, a precious metals miner, were top detractors from the Fund’s relative performance during the period. Positions in Alaska Air Group, an airline, and Cousins Properties, an office REIT, were also top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value and Inflection Fund Institutional 3 Class ($28,492)	Russell 3000® Index ($40,728)	Russell 2000® Value Index ($28,130)
02/16	$10,000	$10,000	$10,000
03/16	$10,762	$10,704	$10,829
04/16	$10,838	$10,770	$11,058
05/16	$11,010	$10,963	$11,261
06/16	$11,002	$10,986	$11,295
07/16	$11,558	$11,422	$11,905
08/16	$11,724	$11,451	$12,200
09/16	$11,808	$11,469	$12,297
10/16	$11,356	$11,221	$11,892
11/16	$12,877	$11,723	$13,471
12/16	$13,243	$11,952	$14,027
01/17	$13,338	$12,176	$13,927
02/17	$13,555	$12,629	$14,129
03/17	$13,345	$12,638	$14,009
04/17	$13,432	$12,772	$14,064
05/17	$13,084	$12,903	$13,626
06/17	$13,447	$13,019	$14,103
07/17	$13,547	$13,264	$14,192
08/17	$13,363	$13,290	$13,843
09/17	$14,234	$13,614	$14,823
10/17	$14,348	$13,911	$14,843
11/17	$14,738	$14,334	$15,272
12/17	$14,726	$14,477	$15,127
01/18	$14,965	$15,240	$15,313
02/18	$14,231	$14,678	$14,547
03/18	$14,335	$14,384	$14,727
04/18	$14,510	$14,438	$14,983
05/18	$15,101	$14,846	$15,854
06/18	$14,998	$14,943	$15,950
07/18	$15,300	$15,439	$16,232
08/18	$15,750	$15,981	$16,618
09/18	$15,194	$16,008	$16,206
10/18	$13,731	$14,829	$14,755
11/18	$13,968	$15,126	$14,993
12/18	$12,180	$13,718	$13,181
01/19	$13,639	$14,896	$14,622
02/19	$14,270	$15,419	$15,191
03/19	$13,846	$15,645	$14,753
04/19	$14,450	$16,269	$15,311
05/19	$13,288	$15,216	$14,060
06/19	$14,118	$16,285	$14,956
07/19	$14,099	$16,527	$14,980
08/19	$13,309	$16,190	$14,144
09/19	$13,722	$16,475	$14,870
10/19	$13,952	$16,829	$15,230
11/19	$14,274	$17,469	$15,587
12/19	$14,717	$17,973	$16,132
01/20	$14,080	$17,954	$15,262
02/20	$12,667	$16,484	$13,779
03/20	$9,474	$14,217	$10,380
04/20	$10,981	$16,100	$11,660
05/20	$11,562	$16,961	$11,995
06/20	$11,625	$17,349	$12,342
07/20	$12,001	$18,334	$12,596
08/20	$12,622	$19,662	$13,275
09/20	$12,105	$18,946	$12,657
10/20	$12,537	$18,537	$13,110
11/20	$15,048	$20,792	$15,641
12/20	$16,237	$21,728	$16,880
01/21	$17,088	$21,631	$17,768
02/21	$18,772	$22,307	$19,437
03/21	$19,548	$23,107	$20,453
04/21	$20,230	$24,298	$20,867
05/21	$20,741	$24,409	$21,516
06/21	$20,632	$25,010	$21,386
07/21	$19,924	$25,433	$20,620
08/21	$20,416	$26,159	$21,173
09/21	$20,337	$24,985	$20,748
10/21	$21,734	$26,675	$21,539
11/21	$21,173	$26,269	$20,804
12/21	$21,811	$27,303	$21,652
01/22	$20,562	$25,697	$20,390
02/22	$21,111	$25,049	$20,727
03/22	$21,229	$25,862	$21,133
04/22	$19,550	$23,541	$19,493
05/22	$20,013	$23,509	$19,867
06/22	$18,030	$21,543	$17,904
07/22	$19,567	$23,564	$19,638
08/22	$18,976	$22,684	$19,017
09/22	$17,172	$20,581	$17,079
10/22	$19,132	$22,269	$19,229
11/22	$20,168	$23,431	$19,816
12/22	$18,871	$22,059	$18,516
01/23	$20,350	$23,578	$20,283
02/23	$20,143	$23,027	$19,815
03/23	$19,077	$23,643	$18,395
04/23	$18,985	$23,895	$17,936
05/23	$18,366	$23,988	$17,583
06/23	$19,855	$25,626	$18,980
07/23	$21,025	$26,544	$20,412
08/23	$20,186	$26,032	$19,430
09/23	$19,099	$24,792	$18,418
10/23	$18,094	$24,135	$17,319
11/23	$19,560	$26,385	$18,878
12/23	$21,561	$27,785	$21,228
01/24	$20,674	$28,093	$20,264
02/24	$21,561	$29,613	$20,927
03/24	$22,596	$30,569	$21,844
04/24	$21,573	$29,224	$20,452
05/24	$22,583	$30,604	$21,409
06/24	$22,060	$31,552	$21,048
07/24	$24,149	$32,138	$23,613
08/24	$23,868	$32,838	$23,170
09/24	$24,009	$33,517	$23,184
10/24	$23,967	$33,271	$22,822
11/24	$26,279	$35,484	$25,023
12/24	$24,097	$34,400	$22,938
01/25	$24,604	$35,486	$23,409
02/25	$23,526	$34,806	$22,513
03/25	$22,003	$32,775	$21,162
04/25	$21,146	$32,556	$20,312
05/25	$22,209	$34,619	$21,165
06/25	$23,308	$36,378	$22,213
07/25	$23,589	$37,179	$22,605
08/25	$25,541	$38,039	$24,520
09/25	$25,723	$39,352	$25,013
10/25	$25,393	$40,196	$25,075
11/25	$26,087	$40,306	$25,780
12/25	$26,123	$40,298	$25,827
01/26	$27,702	$40,923	$27,598
02/26	$28,492	$40,728	$28,130

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	21.11	8.70	11.04
Russell 3000® Index	17.02	12.80	15.08
Russell 2000® Value Index	24.95	7.67	10.90

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 826,343,737
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 7,007,299
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$826,343,737
Total number of portfolio holdings	101
Management services fees (represents 0.85% of Fund average net assets)	$7,007,299
Portfolio turnover for the reporting period	115%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	19.7%
Industrials	15.6%
Real Estate	12.4%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	9.3%
Health Care	7.0%
Materials	6.0%
Consumer Staples	4.1%
Utilities	2.6%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	2.1%
BankUnited, Inc.	1.8%
California Resources Corp.	1.8%
StoneX Group, Inc.	1.7%
Essent Group Ltd.	1.7%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Polaris, Inc.	1.6%
Amneal Pharmaceuticals, Inc.	1.6%
Taylor Morrison Home Corp., Class A	1.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.

Material Fund Change Name [Text Block]		Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number		1-800-345-6611
Updated Prospectus Web Address		columbiathreadneedleus.com/resources/literature
C000029859
Shareholder Report [Line Items]
Fund Name		Columbia Small Cap Value and Inflection Fund
Class Name		Institutional Class
Trading Symbol		NSVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-345-6611
Additional Information Website		columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$105	0.95%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer staples and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earths company; Modine Manufacturing, an HVAC company; Dycom Industries, a telecom infrastructure contractor; Amkor Technology, a semiconductor packaging and testing company; and an overweight to Victoria’s Secret, a specialty retailer, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the health care, materials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller weightings in the communication services and energy sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Lack of ownership of EchoStar, a telecom company; Hecla Mining, a precious metals miner; and Coeur Mining, a precious metals miner, were top detractors from the Fund’s relative performance during the period. Positions in Alaska Air Group, an airline, and Cousins Properties, an office REIT, were also top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Small Cap Value and Inflection Fund Institutional Class ($27,929)	Russell 3000® Index ($40,728)	Russell 2000® Value Index ($28,130)
02/16	$10,000	$10,000	$10,000
03/16	$10,758	$10,704	$10,829
04/16	$10,828	$10,770	$11,058
05/16	$10,996	$10,963	$11,261
06/16	$10,986	$10,986	$11,295
07/16	$11,546	$11,422	$11,905
08/16	$11,709	$11,451	$12,200
09/16	$11,787	$11,469	$12,297
10/16	$11,333	$11,221	$11,892
11/16	$12,858	$11,723	$13,471
12/16	$13,214	$11,952	$14,027
01/17	$13,303	$12,176	$13,927
02/17	$13,526	$12,629	$14,129
03/17	$13,311	$12,638	$14,009
04/17	$13,400	$12,772	$14,064
05/17	$13,044	$12,903	$13,626
06/17	$13,408	$13,019	$14,103
07/17	$13,502	$13,264	$14,192
08/17	$13,314	$13,290	$13,843
09/17	$14,181	$13,614	$14,823
10/17	$14,290	$13,911	$14,843
11/17	$14,681	$14,334	$15,272
12/17	$14,660	$14,477	$15,127
01/18	$14,897	$15,240	$15,313
02/18	$14,163	$14,678	$14,547
03/18	$14,261	$14,384	$14,727
04/18	$14,440	$14,438	$14,983
05/18	$15,027	$14,846	$15,854
06/18	$14,914	$14,943	$15,950
07/18	$15,215	$15,439	$16,232
08/18	$15,666	$15,981	$16,618
09/18	$15,106	$16,008	$16,206
10/18	$13,651	$14,829	$14,755
11/18	$13,885	$15,126	$14,993
12/18	$12,100	$13,718	$13,181
01/19	$13,548	$14,896	$14,622
02/19	$14,176	$15,419	$15,191
03/19	$13,751	$15,645	$14,753
04/19	$14,351	$16,269	$15,311
05/19	$13,189	$15,216	$14,060
06/19	$14,016	$16,285	$14,956
07/19	$13,997	$16,527	$14,980
08/19	$13,206	$16,190	$14,144
09/19	$13,620	$16,475	$14,870
10/19	$13,837	$16,829	$15,230
11/19	$14,157	$17,469	$15,587
12/19	$14,595	$17,973	$16,132
01/20	$13,963	$17,954	$15,262
02/20	$12,565	$16,484	$13,779
03/20	$9,395	$14,217	$10,380
04/20	$10,889	$16,100	$11,660
05/20	$11,464	$16,961	$11,995
06/20	$11,518	$17,349	$12,342
07/20	$11,894	$18,334	$12,596
08/20	$12,500	$19,662	$13,275
09/20	$11,980	$18,946	$12,657
10/20	$12,413	$18,537	$13,110
11/20	$14,896	$20,792	$15,641
12/20	$16,072	$21,728	$16,880
01/21	$16,913	$21,631	$17,768
02/21	$18,577	$22,307	$19,437
03/21	$19,340	$23,107	$20,453
04/21	$20,008	$24,298	$20,867
05/21	$20,520	$24,409	$21,516
06/21	$20,410	$25,010	$21,386
07/21	$19,705	$25,433	$20,620
08/21	$20,178	$26,159	$21,173
09/21	$20,108	$24,985	$20,748
10/21	$21,486	$26,675	$21,539
11/21	$20,923	$26,269	$20,804
12/21	$21,550	$27,303	$21,652
01/22	$20,314	$25,697	$20,390
02/22	$20,855	$25,049	$20,727
03/22	$20,966	$25,862	$21,133
04/22	$19,310	$23,541	$19,493
05/22	$19,763	$23,509	$19,867
06/22	$17,796	$21,543	$17,904
07/22	$19,316	$23,564	$19,638
08/22	$18,722	$22,684	$19,017
09/22	$16,939	$20,581	$17,079
10/22	$18,870	$22,269	$19,229
11/22	$19,888	$23,431	$19,816
12/22	$18,605	$22,059	$18,516
01/23	$20,064	$23,578	$20,283
02/23	$19,852	$23,027	$19,815
03/23	$18,805	$23,643	$18,395
04/23	$18,723	$23,895	$17,936
05/23	$18,100	$23,988	$17,583
06/23	$19,574	$25,626	$18,980
07/23	$20,715	$26,544	$20,412
08/23	$19,890	$26,032	$19,430
09/23	$18,810	$24,792	$18,418
10/23	$17,827	$24,135	$17,319
11/23	$19,259	$26,385	$18,878
12/23	$21,229	$27,785	$21,228
01/24	$20,343	$28,093	$20,264
02/24	$21,216	$29,613	$20,927
03/24	$22,241	$30,569	$21,844
04/24	$21,216	$29,224	$20,452
05/24	$22,216	$30,604	$21,409
06/24	$21,697	$31,552	$21,048
07/24	$23,738	$32,138	$23,613
08/24	$23,463	$32,838	$23,170
09/24	$23,607	$33,517	$23,184
10/24	$23,550	$33,271	$22,822
11/24	$25,822	$35,484	$25,023
12/24	$23,675	$34,400	$22,938
01/25	$24,169	$35,486	$23,409
02/25	$23,116	$34,806	$22,513
03/25	$21,617	$32,775	$21,162
04/25	$20,761	$32,556	$20,312
05/25	$21,798	$34,619	$21,165
06/25	$22,873	$36,378	$22,213
07/25	$23,149	$37,179	$22,605
08/25	$25,059	$38,039	$24,520
09/25	$25,231	$39,352	$25,013
10/25	$24,904	$40,196	$25,075
11/25	$25,576	$40,306	$25,780
12/25	$25,626	$40,298	$25,827
01/26	$27,161	$40,923	$27,598
02/26	$27,929	$40,728	$28,130

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	20.82	8.50	10.82
Russell 3000® Index	17.02	12.80	15.08
Russell 2000® Value Index	24.95	7.67	10.90

No Deduction of Taxes [Text Block]		Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]		columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet		$ 826,343,737
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 7,007,299
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$826,343,737
Total number of portfolio holdings	101
Management services fees (represents 0.85% of Fund average net assets)	$7,007,299
Portfolio turnover for the reporting period	115%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	19.7%
Industrials	15.6%
Real Estate	12.4%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	9.3%
Health Care	7.0%
Materials	6.0%
Consumer Staples	4.1%
Utilities	2.6%
Other	0.9%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	2.1%
BankUnited, Inc.	1.8%
California Resources Corp.	1.8%
StoneX Group, Inc.	1.7%
Essent Group Ltd.	1.7%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Polaris, Inc.	1.6%
Amneal Pharmaceuticals, Inc.	1.6%
Taylor Morrison Home Corp., Class A	1.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.

Material Fund Change Name [Text Block]		Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number		1-800-345-6611
Updated Prospectus Web Address		columbiathreadneedleus.com/resources/literature